UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2018—December 31, 2018

Item 1: Reports to Shareholders

Annual Report | December 31, 2018 Vanguard Institutional Index Fund

See the inside front cover for important information about access to your fund's annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I've found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don't usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market's turbulence and uncertainty.

It's important to be prepared for that turbulence, whenever it appears. Don't panic. Don't chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there's turmoil.

Whether you're a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund's Performance at a Glance

•     For the 12 months ended December 31, 2018, Vanguard Institutional Index Fund returned –4.42% for Institutional Shares and –4.41% for Institutional Plus Shares, closely tracking its target index, the Standard & Poor's 500 Index, which returned –4.38%.

•     The broad U.S. stock market returned about –5%, its first negative calendar-year result since 2008. Stocks declined sharply in the fourth quarter. Growth stocks outperformed value; large-capitalization stocks bested small- and mid-caps.

•     Seven of the fund's 11 industry sectors recorded negative returns. Financials and industrials were the biggest detractors. Health care and information technology contributed most.

•     For the ten years ended December 31, 2018, the fund posted an average annual return of about 13%, in line with its target index.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund's Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund's costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund's current prospectus.

3

Six Months Ended December 31, 2018

Institutional Index Fund	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$931.29	$0.15
Institutional Plus Shares	1,000.00	931.37	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.05	$0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $5,000,000

	Average Annual Total Returns Periods Ended December 31, 2018			Final Value of a $5,000,000 Investment
	One Year	Five Years	Ten Years
Institutional Index Fund Institutional Shares	-4.42%	8.46%	13.11%	$17,134,359
S&P 500 Index	-4.38	8.49	13.12	17,151,753
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	17,312,429

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Index Fund Institutional Plus Shares	-4.41%	8.48%	13.13%	$343,406,164
S&P 500 Index	-4.38	8.49	13.12	343,035,069
Dow Jones U.S. Total Stock Market Float Adjusted Index	-5.30	7.86	13.22	346,248,570

See Financial Highlights for dividend and capital gains information.

5

Institutional Index Fund

Sector Diversification

As of December 31, 2018

Communication Services	10.1%
Consumer Discretionary	9.9
Consumer Staples	7.4
Energy	5.3
Financials	13.4
Health Care	15.6
Industrials	9.2
Information Technology	20.1
Materials	2.7
Real Estate	3.0
Utilities	3.3

The table reflects the fund's equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard ("GICS”), except for the "Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard ("GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI”) and Standard and Poor's, a division of McGraw-Hill Companies, Inc. ("S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6

Institutional Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund's semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC's website at sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.7%)[1]
Communication Services (10.1%)
*	Alphabet Inc. Class C	2,915,916	3,019,752
*	Facebook Inc. Class A	22,769,867	2,984,902
*	Alphabet Inc. Class A	2,833,559	2,960,956
	Verizon Communications Inc.	39,161,714	2,201,672
	AT&T Inc.	68,978,592	1,968,649
	Walt Disney Co.	14,109,552	1,547,112
	Comcast Corp. Class A	43,029,974	1,465,171
*	Netflix Inc.	4,133,063	1,106,256
	Twenty-First Century Fox Inc. Class A	10,026,503	482,475
*	Charter Communications Inc. Class A	1,670,673	476,092
	Activision Blizzard Inc.	7,232,103	336,799
*	Electronic Arts Inc.	2,863,563	225,964
	Twenty-First Century Fox Inc.	4,608,027	220,171
*	Twitter Inc.	6,854,297	196,992
	Omnicom Group Inc.	2,124,400	155,591
	CBS Corp. Class B	3,191,653	139,539
	CenturyLink Inc.	9,013,949	136,561
*	Take-Two Interactive Software Inc.	1,079,168	111,089
	Viacom Inc. Class B	3,346,946	86,016
*	Discovery Communications Inc.	3,420,569	78,947
	Interpublic Group of Cos. Inc.	3,637,510	75,042
	News Corp. Class A	4,852,418	55,075
*	DISH Network Corp. Class A	2,167,274	54,117
*	TripAdvisor Inc.	972,873	52,477
*,^	Discovery Communications Inc. Class A	1,479,673	36,607
			20,174,024
	Consumer Discretionary (9.9%)
*	Amazon.com Inc.	3,892,803	5,846,873
	Home Depot Inc.	10,705,355	1,839,394
	McDonald's Corp.	7,306,502	1,297,416
	NIKE Inc. Class B	12,066,335	894,598
	Starbucks Corp.	11,758,147	757,225
*	Booking Holdings Inc.	439,121	756,351
	Lowe's Cos. Inc.	7,610,257	702,883
	TJX Cos. Inc.	11,729,067	524,758
	General Motors Co.	12,439,762	416,110
	Target Corp.	4,946,019	326,882
	Ross Stores Inc.	3,538,788	294,427
	Marriott International Inc. Class A	2,683,681	291,340
	Ford Motor Co.	37,026,640	283,254
	Yum! Brands Inc.	2,960,232	272,105
	Dollar General Corp.	2,491,660	269,299
*	O'Reilly Automotive Inc.	759,193	261,413
*	eBay Inc.	8,577,758	240,778
	VF Corp.	3,084,550	220,052
*	Dollar Tree Inc.	2,255,451	203,712
	Hilton Worldwide Holdings Inc.	2,811,046	201,833
*	AutoZone Inc.	239,025	200,384
	Carnival Corp.	3,795,273	187,107
	Royal Caribbean Cruises Ltd.	1,624,486	158,859
	Aptiv plc	2,496,856	153,731
	Genuine Parts Co.	1,391,030	133,567
*	Ulta Beauty Inc.	534,031	130,752
	Expedia Group Inc.	1,122,765	126,479
	Best Buy Co. Inc.	2,218,779	117,507
	Darden Restaurants Inc.	1,176,304	117,466
	MGM Resorts International	4,746,827	115,158
	DR Horton Inc.	3,247,204	112,548
	Advance Auto Parts Inc.	690,768	108,768
	Lennar Corp. Class A	2,736,688	107,141
	Kohl's Corp.	1,564,551	103,792
*	CarMax Inc.	1,654,448	103,784

7

Institutional Index Fund

		Shares	Market Value• ($000)
*	Chipotle Mexican Grill Inc. Class A	231,713	100,051
	Tractor Supply Co.	1,156,299	96,482
	Tapestry Inc.	2,744,617	92,631
	Wynn Resorts Ltd.	926,865	91,676
	Hasbro Inc.	1,102,959	89,615
*	Norwegian Cruise Line Holdings Ltd.	2,083,351	88,313
	Macy's Inc.	2,911,737	86,712
	Tiffany & Co.	1,027,719	82,742
	Newell Brands Inc.	4,064,366	75,557
	Garmin Ltd.	1,144,525	72,471
*	LKQ Corp.	3,011,112	71,454
*	Mohawk Industries Inc.	598,810	70,037
	BorgWarner Inc.	1,970,953	68,471
	PVH Corp.	716,437	66,593
	Whirlpool Corp.	603,409	64,486
	PulteGroup Inc.	2,453,537	63,767
	Foot Locker Inc.	1,091,705	58,079
	L Brands Inc.	2,161,129	55,476
*	Michael Kors Holdings Ltd.	1,427,538	54,132
	Ralph Lauren Corp. Class A	518,356	53,629
	Harley-Davidson Inc.	1,547,094	52,787
	Gap Inc.	2,029,492	52,280
	Nordstrom Inc.	1,079,581	50,319
	H&R Block Inc.	1,943,356	49,303
	Goodyear Tire & Rubber Co.	2,213,563	45,179
	Leggett & Platt Inc.	1,233,875	44,222
	Hanesbrands Inc.	3,410,142	42,729
*,^	Mattel Inc.	3,285,124	32,818
*,^	Under Armour Inc. Class A	1,766,613	31,216
*,^	Under Armour Inc.	1,826,747	29,539
	Lennar Corp. Class B	46,974	1,472
			19,811,984
Consumer Staples (7.4%)
	Procter & Gamble Co.	23,612,400	2,170,452
	Coca-Cola Co.	36,307,658	1,719,168
	PepsiCo Inc.	13,378,480	1,478,055
	Walmart Inc.	13,492,153	1,256,794
	Philip Morris International Inc.	14,733,238	983,591
	Altria Group Inc.	17,808,854	879,579
	Costco Wholesale Corp.	4,153,207	846,050
	Mondelez International Inc. Class A	13,778,743	551,563
	Walgreens Boots Alliance Inc.	7,619,437	520,636
	Colgate-Palmolive Co.	8,220,013	489,255
	Kimberly-Clark Corp.	3,282,098	373,962
	Sysco Corp.	4,532,339	283,996
	Estee Lauder Cos. Inc. Class A	2,084,099	271,141
	Kraft Heinz Co.	5,894,388	253,694
	Constellation Brands Inc. Class A	1,574,723	253,247
	General Mills Inc.	5,650,980	220,049
	Archer-Daniels-Midland Co.	5,313,534	217,696
	Kroger Co.	7,563,352	207,992
	Clorox Co.	1,209,856	186,487
*	Monster Beverage Corp.	3,773,607	185,737
	McCormick & Co. Inc.	1,154,132	160,701
	Church & Dwight Co. Inc.	2,333,801	153,471
	Tyson Foods Inc. Class A	2,796,901	149,355
	Hershey Co.	1,329,092	142,452
	Kellogg Co.	2,400,877	136,874
^	Hormel Foods Corp.	2,583,628	110,269
	Lamb Weston Holdings Inc.	1,387,600	102,072
	JM Smucker Co.	1,077,803	100,764
	Molson Coors Brewing Co. Class B	1,774,448	99,653
	Conagra Brands Inc.	4,600,332	98,263
	Brown-Forman Corp. Class B	1,573,847	74,884
*,^	Campbell Soup Co.	1,830,717	60,395
	Coty Inc. Class A	4,286,138	28,117
			14,766,414
Energy (5.3%)
	Exxon Mobil Corp.	40,126,700	2,736,240
	Chevron Corp.	18,109,774	1,970,162
	ConocoPhillips	10,911,421	680,327
	EOG Resources Inc.	5,496,376	479,339
	Schlumberger Ltd.	13,124,507	473,532
	Occidental Petroleum Corp.	7,156,113	439,242
	Marathon Petroleum Corp.	6,547,894	386,391
	Phillips 66	4,020,878	346,399
	Valero Energy Corp.	4,021,595	301,499
	Kinder Morgan Inc.	17,989,877	276,684
	Williams Cos. Inc.	11,473,605	252,993
	Halliburton Co.	8,302,969	220,693
	Pioneer Natural Resources Co.	1,615,746	212,503
	ONEOK Inc.	3,899,201	210,362
	Anadarko Petroleum Corp.	4,779,739	209,544
*	Concho Resources Inc.	1,898,069	195,103
	Diamondback Energy Inc.	1,461,975	135,525
	Marathon Oil Corp.	7,878,448	112,977

8

Institutional Index Fund

		Shares	Market Value• ($000)
	Baker Hughes a GE Co. Class A	4,864,426	104,585
	Devon Energy Corp.	4,436,038	99,988
	Hess Corp.	2,357,443	95,476
	Apache Corp.	3,597,742	94,441
	National Oilwell Varco Inc.	3,631,187	93,322
	Cabot Oil & Gas Corp.	4,084,314	91,284
	Noble Energy Inc.	4,542,437	85,216
	TechnipFMC plc	4,028,474	78,878
	HollyFrontier Corp.	1,508,942	77,137
	Cimarex Energy Co.	908,687	56,021
	Helmerich & Payne Inc.	1,037,006	49,714
*	Newfield Exploration Co.	1,894,671	27,776
			10,593,353
Financials (13.3%)
*	Berkshire Hathaway Inc. Class B	18,125,298	3,700,823
	JPMorgan Chase & Co.	31,517,172	3,076,706
	Bank of America Corp.	86,505,044	2,131,484
	Wells Fargo & Co.	40,152,274	1,850,217
	Citigroup Inc.	23,145,968	1,204,979
	US Bancorp	14,397,536	657,967
	CME Group Inc.	3,390,849	637,886
	American Express Co.	6,639,050	632,834
	Chubb Ltd.	4,367,757	564,227
	Goldman Sachs Group Inc.	3,278,761	547,717
	PNC Financial Services Group Inc.	4,373,290	511,281
	Morgan Stanley	12,390,810	491,296
	Charles Schwab Corp.	11,391,501	473,089
	BlackRock Inc.	1,150,960	452,120
	Intercontinental Exchange Inc.	5,398,331	406,656
	Bank of New York Mellon Corp.	8,621,685	405,823
	S&P Global Inc.	2,377,964	404,111
	MetLife Inc.	9,353,257	384,045
	Marsh & McLennan Cos. Inc.	4,773,931	380,721
	Capital One Financial Corp.	4,489,326	339,348
	Progressive Corp.	5,526,545	333,416
	Aon plc	2,282,594	331,798
	American International Group Inc.	8,384,493	330,433
	Aflac Inc.	7,215,107	328,720
	Prudential Financial Inc.	3,914,618	319,237
	BB&T Corp.	7,303,870	316,404
	Travelers Cos. Inc.	2,510,513	300,634
	Allstate Corp.	3,264,518	269,747
	State Street Corp.	3,597,295	226,881
	Moody's Corp.	1,579,947	221,256
	SunTrust Banks Inc.	4,258,444	214,796
	T. Rowe Price Group Inc.	2,280,986	210,581
	M&T Bank Corp.	1,330,232	190,396
	Discover Financial Services	3,184,388	187,815
	Willis Towers Watson plc	1,231,594	187,030
	Northern Trust Corp.	2,098,530	175,416
	Hartford Financial Services Group Inc.	3,400,073	151,133
	Synchrony Financial	6,267,292	147,031
	Fifth Third Bancorp	6,214,399	146,225
	KeyCorp	9,806,515	144,940
	Ameriprise Financial Inc.	1,320,950	137,868
	Citizens Financial Group Inc.	4,435,372	131,864
	Regions Financial Corp.	9,800,438	131,130
	Arthur J Gallagher & Co.	1,740,677	128,288
	MSCI Inc. Class A	834,424	123,019
	Huntington Bancshares Inc.	10,062,349	119,943
	Loews Corp.	2,620,328	119,277
	Cincinnati Financial Corp.	1,434,342	111,047
	Principal Financial Group Inc.	2,495,148	110,211
*	First Republic Bank	1,248,755	108,517
	E*TRADE Financial Corp.	2,409,082	105,710
	Comerica Inc.	1,532,229	105,249
	Cboe Global Markets Inc.	1,065,928	104,280
	Lincoln National Corp.	2,024,149	103,859
*	SVB Financial Group	504,450	95,805
	Raymond James Financial Inc.	1,221,358	90,881
	Nasdaq Inc.	1,087,882	88,739
	Everest Re Group Ltd.	385,241	83,890
	Franklin Resources Inc.	2,817,099	83,555
	Zions Bancorp NA	1,818,976	74,105
	Torchmark Corp.	970,677	72,345
	Invesco Ltd.	3,890,480	65,127
*	Berkshire Hathaway Inc. Class A	208	63,648
	Unum Group	2,071,908	60,873
	People's United Financial Inc.	3,586,208	51,749
	Affiliated Managers Group Inc.	500,492	48,768
	Jefferies Financial Group Inc.	2,670,919	46,367
	Assurant Inc.	495,368	44,306
*	Brighthouse Financial Inc.	1,124,644	34,279
			26,631,918
Health Care (15.5%)
	Johnson & Johnson	25,418,713	3,280,285
	Pfizer Inc.	54,784,655	2,391,350
	UnitedHealth Group Inc.	9,117,790	2,271,424

9

Institutional Index Fund

		Shares	Market Value• ($000)
	Merck & Co. Inc.	24,645,093	1,883,132
	AbbVie Inc.	14,256,453	1,314,302
	Abbott Laboratories	16,646,140	1,204,015
	Amgen Inc.	6,039,354	1,175,681
	Medtronic plc	12,728,999	1,157,830
	Eli Lilly & Co.	8,935,428	1,034,008
	Thermo Fisher Scientific Inc.	3,815,537	853,879
	Bristol-Myers Squibb Co.	15,469,215	804,090
	CVS Health Corp.	12,256,649	803,056
	Gilead Sciences Inc.	12,260,447	766,891
*	Cigna Corp.	3,608,935	685,409
	Anthem Inc.	2,451,294	643,783
	Danaher Corp.	5,845,866	602,826
*	Biogen Inc.	1,909,577	574,630
	Becton Dickinson and Co.	2,542,512	572,879
*	Intuitive Surgical Inc.	1,082,415	518,390
*	Boston Scientific Corp.	13,115,666	463,508
	Stryker Corp.	2,943,616	461,412
*	Celgene Corp.	6,627,362	424,748
*	Illumina Inc.	1,393,266	417,882
	Allergan plc	3,004,846	401,628
*	Vertex Pharmaceuticals Inc.	2,422,154	401,375
	Zoetis Inc.	4,553,398	389,498
	Humana Inc.	1,300,174	372,474
	HCA Healthcare Inc.	2,544,309	316,639
	Baxter International Inc.	4,690,552	308,732
*	Edwards Lifesciences Corp.	1,981,338	303,482
*	Regeneron Pharmaceuticals Inc.	735,610	274,750
*	Centene Corp.	1,946,343	224,413
*	Alexion Pharmaceuticals Inc.	2,114,497	205,867
	McKesson Corp.	1,851,719	204,559
	Agilent Technologies Inc.	3,021,268	203,815
	Zimmer Biomet Holdings Inc.	1,933,310	200,523
*	IQVIA Holdings Inc.	1,501,723	174,455
*	Cerner Corp.	3,122,915	163,766
	ResMed Inc.	1,350,643	153,798
*	IDEXX Laboratories Inc.	817,429	152,058
*	Align Technology Inc.	689,892	144,484
*	ABIOMED Inc.	426,881	138,753
*	Waters Corp.	717,865	135,425
*	Mettler-Toledo International Inc.	237,364	134,248
*	Mylan NV	4,886,981	133,903
	Cardinal Health Inc.	2,838,182	126,583
*	Laboratory Corp. of America Holdings	956,272	120,835
	Cooper Cos. Inc.	465,821	118,551
*	Henry Schein Inc.	1,444,812	113,447
*	WellCare Health Plans Inc.	473,807	111,861
	AmerisourceBergen Corp. Class A	1,486,233	110,576
	Quest Diagnostics Inc.	1,288,971	107,333
*	Incyte Corp.	1,673,633	106,426
*	Hologic Inc.	2,552,753	104,918
*	Varian Medical Systems Inc.	863,084	97,796
	Universal Health Services Inc. Class B	807,602	94,134
	PerkinElmer Inc.	1,053,087	82,720
	Dentsply Sirona Inc.	2,106,708	78,391
*	DaVita Inc.	1,197,248	61,610
*	Nektar Therapeutics Class A	1,644,798	54,064
	Perrigo Co. plc	1,188,329	46,048
			30,979,348
Industrials (9.2%)
	Boeing Co.	5,005,471	1,614,264
	3M Co.	5,518,738	1,051,540
	Union Pacific Corp.	6,983,215	965,290
	Honeywell International Inc.	7,016,266	926,989
	United Technologies Corp.	7,691,973	819,041
	Caterpillar Inc.	5,592,980	710,700
	United Parcel Service Inc. Class B	6,589,132	642,638
	General Electric Co.	82,438,381	624,059
	Lockheed Martin Corp.	2,345,247	614,079
	CSX Corp.	7,603,434	472,401
	Deere & Co.	3,048,778	454,786
	General Dynamics Corp.	2,638,478	414,795
	Raytheon Co.	2,697,214	413,618
	Northrop Grumman Corp.	1,645,578	403,002
*	Norfolk Southern Corp.	2,581,419	386,025
	FedEx Corp.	2,297,887	370,718
	Illinois Tool Works Inc.	2,893,175	366,536
	Emerson Electric Co.	5,934,703	354,599
	Waste Management Inc.	3,717,313	330,804
	Delta Air Lines Inc.	5,913,935	295,105
	Eaton Corp. plc	4,107,772	282,040
	Roper Technologies Inc.	980,354	261,284
	Johnson Controls International plc	8,759,875	259,730
	Southwest Airlines Co.	4,796,903	222,960
	Ingersoll-Rand plc	2,328,389	212,419
	PACCAR Inc.	3,312,237	189,261
	Fortive Corp.	2,785,471	188,465
	Cummins Inc.	1,400,166	187,118
	Parker-Hannifin Corp.	1,254,527	187,100
*	United Continental Holdings Inc.	2,169,504	181,653

10

Institutional Index Fund

		Shares	Market Value• ($000)
	Rockwell Automation Inc.	1,143,895	172,133
	Stanley Black & Decker Inc.	1,431,827	171,447
*	Verisk Analytics Inc. Class A	1,560,110	170,114
*	IHS Markit Ltd.	3,399,483	163,073
*	TransDigm Group Inc.	460,000	156,428
	Harris Corp.	1,115,284	150,173
	AMETEK Inc.	2,200,147	148,950
	Republic Services Inc. Class A	2,060,753	148,560
	Fastenal Co.	2,721,257	142,295
	Cintas Corp.	820,713	137,872
	L3 Technologies Inc.	745,921	129,537
	American Airlines Group Inc.	3,885,685	124,769
	WW Grainger Inc.	432,396	122,091
	Xylem Inc.	1,702,954	113,621
	Expeditors International of Washington Inc.	1,635,566	111,366
	CH Robinson Worldwide Inc.	1,303,403	109,603
	Equifax Inc.	1,142,512	106,402
	Textron Inc.	2,302,218	105,879
	Dover Corp.	1,386,056	98,341
*	Copart Inc.	1,950,466	93,193
	Kansas City Southern	964,084	92,022
	Masco Corp.	2,891,464	84,546
*	United Rentals Inc.	767,753	78,718
	Nielsen Holdings plc	3,364,451	78,493
	Huntington Ingalls Industries Inc.	407,204	77,495
	JB Hunt Transport Services Inc.	826,608	76,908
	Snap-on Inc.	526,950	76,561
	Allegion plc	899,392	71,691
	Alaska Air Group Inc.	1,166,672	70,992
	Arconic Inc.	4,069,057	68,604
	Jacobs Engineering Group Inc.	1,135,843	66,401
	Robert Half International Inc.	1,154,181	66,019
	AO Smith Corp.	1,363,726	58,231
	Pentair plc	1,517,213	57,320
	Fortune Brands Home & Security Inc.	1,339,880	50,902
	Rollins Inc.	1,399,310	50,515
	Flowserve Corp.	1,237,715	47,058
	Fluor Corp.	1,330,667	42,848
	Quanta Services Inc.	1,387,032	41,750
			18,335,940
Information Technology (20.0%)
	Microsoft Corp.	73,252,261	7,440,232
	Apple Inc.	42,726,613	6,739,696
	Visa Inc. Class A	16,654,529	2,197,399
	Intel Corp.	43,256,126	2,030,010
	Cisco Systems Inc.	42,611,806	1,846,370
	Mastercard Inc. Class A	8,611,745	1,624,606
	Oracle Corp.	24,155,509	1,090,621
*	Adobe Inc.	4,626,426	1,046,683
	Broadcom Inc.	3,918,497	996,395
*	salesforce.com Inc.	7,250,602	993,115
	International Business Machines Corp.	8,613,220	979,065
*	PayPal Holdings Inc.	11,168,232	939,137
	Texas Instruments Inc.	9,103,665	860,296
	Accenture plc Class A	6,041,389	851,896
	NVIDIA Corp.	5,781,444	771,823
	QUALCOMM Inc.	11,488,464	653,809
	Automatic Data Processing Inc.	4,148,589	543,963
	Intuit Inc.	2,459,864	484,224
	Cognizant Technology Solutions Corp. Class A	5,487,841	348,368
*	Micron Technology Inc.	10,616,184	336,852
	Fidelity National Information Services Inc.	3,103,721	318,287
	HP Inc.	14,996,953	306,838
	Applied Materials Inc.	9,316,761	305,031
	Analog Devices Inc.	3,508,386	301,125
*	Red Hat Inc.	1,675,344	294,257
*	Fiserv Inc.	3,776,438	277,530
*	Autodesk Inc.	2,075,883	266,979
	TE Connectivity Ltd.	3,250,763	245,855
	Amphenol Corp. Class A	2,855,484	231,351
	Corning Inc.	7,585,524	229,159
	Xilinx Inc.	2,398,396	204,271
	Lam Research Corp.	1,470,876	200,289
	Paychex Inc.	3,028,767	197,324
	Motorola Solutions Inc.	1,550,122	178,326
	Hewlett Packard Enterprise Co.	13,486,686	178,159
^	Microchip Technology Inc.	2,241,685	161,222
*	FleetCor Technologies Inc.	840,446	156,088
	Global Payments Inc.	1,499,637	154,658
*	Advanced Micro Devices Inc.	8,335,730	153,878
*	VeriSign Inc.	1,008,378	149,532
	NetApp Inc.	2,387,370	142,454
	DXC Technology Co.	2,655,049	141,169
	Maxim Integrated Products Inc.	2,626,035	133,534
	KLA-Tencor Corp.	1,450,933	129,844
	Total System Services Inc.	1,590,885	129,323
	Citrix Systems Inc.	1,213,358	124,321

11

Institutional Index Fund

		Shares	Market Value• ($000)
*	Synopsys Inc.	1,414,642	119,169
*	Cadence Design Systems Inc.	2,674,205	116,274
	Symantec Corp.	6,054,734	114,404
*	ANSYS Inc.	791,829	113,184
	Skyworks Solutions Inc.	1,682,419	112,756
*	Keysight Technologies Inc.	1,775,989	110,253
*	Gartner Inc.	861,258	110,103
	Broadridge Financial Solutions Inc.	1,106,254	106,477
*	Arista Networks Inc.	493,008	103,877
	Western Digital Corp.	2,743,178	101,415
*	Fortinet Inc.	1,371,773	96,614
	Seagate Technology plc	2,468,504	95,260
*	Akamai Technologies Inc.	1,542,722	94,229
*	F5 Networks Inc.	574,239	93,044
	Jack Henry & Associates Inc.	732,089	92,624
	Juniper Networks Inc.	3,268,526	87,956
*	Qorvo Inc.	1,181,835	71,773
	Western Union Co.	4,206,047	71,755
	Alliance Data Systems Corp.	444,026	66,639
	FLIR Systems Inc.	1,314,844	57,248
	Xerox Corp.	1,964,362	38,816
*	IPG Photonics Corp.	340,106	38,531
			40,097,765
Materials (2.7%)
	DowDuPont Inc.	21,744,827	1,162,913
	Linde plc	5,222,799	814,966
	Ecolab Inc.	2,409,442	355,031
	Air Products & Chemicals Inc.	2,080,951	333,056
	Sherwin-Williams Co.	780,931	307,265
	LyondellBasell Industries NV Class A	2,981,943	247,978
	PPG Industries Inc.	2,273,819	232,453
	Newmont Mining Corp.	5,048,327	174,925
	International Paper Co.	3,839,382	154,957
	Nucor Corp.	2,975,399	154,155
	Ball Corp.	3,215,428	147,845
	Freeport-McMoRan Inc.	13,733,903	141,597
	International Flavors & Fragrances Inc.	960,119	128,915
	Vulcan Materials Co.	1,251,613	123,659
	Celanese Corp. Class A	1,268,000	114,082
	Martin Marietta Materials Inc.	594,194	102,124
	Mosaic Co.	3,359,458	98,130
	Eastman Chemical Co.	1,326,645	96,991
	CF Industries Holdings Inc.	2,185,969	95,112
	FMC Corp.	1,275,501	94,336
	Westrock Co.	2,401,991	90,699
^	Albemarle Corp.	1,005,288	77,478
	Packaging Corp. of America	894,330	74,641
	Avery Dennison Corp.	820,468	73,703
	Sealed Air Corp.	1,491,102	51,950
			5,448,961
Real Estate (3.0%)
	American Tower Corp.	4,174,767	660,406
	Simon Property Group Inc.	2,931,410	492,447
	Crown Castle International Corp.	3,931,876	427,120
	Prologis Inc.	5,966,635	350,361
	Public Storage	1,421,183	287,662
	Equinix Inc.	761,898	268,615
	Welltower Inc.	3,560,302	247,120
	Equity Residential	3,491,874	230,499
	AvalonBay Communities Inc.	1,309,966	228,000
	Digital Realty Trust Inc.	1,955,120	208,318
	Ventas Inc.	3,378,517	197,947
	Realty Income Corp.	2,797,204	176,336
*	SBA Communications Corp. Class A	1,074,043	173,877
	Boston Properties Inc.	1,463,808	164,751
	Weyerhaeuser Co.	7,101,061	155,229
	Essex Property Trust Inc.	626,152	153,539
	HCP Inc.	4,525,665	126,402
*	CBRE Group Inc. Class A	3,004,989	120,320
	Alexandria Real Estate Equities Inc.	1,019,171	117,449
	Host Hotels & Resorts Inc.	7,033,410	117,247
	Extra Space Storage Inc.	1,198,858	108,473
	UDR Inc.	2,610,388	103,423
	Mid-America Apartment Communities Inc.	1,078,403	103,203
	Vornado Realty Trust	1,640,540	101,763
	Regency Centers Corp.	1,604,909	94,176
	Duke Realty Corp.	3,392,872	87,875
	Iron Mountain Inc.	2,710,280	87,840
	Federal Realty Investment Trust	699,354	82,552
	Apartment Investment & Management Co.	1,479,011	64,899
	SL Green Realty Corp.	810,225	64,073
	Kimco Realty Corp.	4,004,025	58,659
	Macerich Co.	1,000,898	43,319
			5,903,900
	Utilities (3.3%)
	NextEra Energy Inc.	4,529,785	787,367
	Duke Energy Corp.	6,756,457	583,082
	Dominion Energy Inc.	6,219,471	444,443
	Southern Co.	9,751,647	428,292
	Exelon Corp.	9,165,269	413,354

12

Institutional Index Fund

	Shares	Market Value• ($000)
American Electric Power Co. Inc.	4,673,591	349,304
Sempra Energy	2,593,693	280,612
Public Service Enterprise Group Inc.	4,790,615	249,351
Xcel Energy Inc.	4,872,191	240,053
Consolidated Edison Inc.	2,952,249	225,729
WEC Energy Group Inc.	2,990,755	207,140
Eversource Energy	3,003,521	195,349
PPL Corp.	6,826,255	193,388
DTE Energy Co.	1,724,361	190,197
Edison International	3,088,165	175,315
FirstEnergy Corp.	4,605,603	172,940
American Water Works Co. Inc.	1,711,882	155,388
Ameren Corp.	2,315,550	151,043
Entergy Corp.	1,717,106	147,791
Evergy Inc.	2,496,956	141,752
CenterPoint Energy Inc.	4,750,468	134,106
CMS Energy Corp.	2,685,771	133,349
* PG&E Corp.	4,916,086	116,757
NRG Energy Inc.	2,747,311	108,794
* Alliant Energy Corp.	2,234,726	94,417
AES Corp.	6,272,566	90,701
Pinnacle West Capital Corp.	1,061,478	90,438
NiSource Inc.	3,440,198	87,209
SCANA Corp.	1,355,266	64,755
		6,652,416
Total Common Stocks
(Cost $121,762,367)		199,396,023
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 2.530%	7,476,627	747,663

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States
Treasury Bill,
2.412%, 4/11/19	40,000	39,737
[4] United States
Treasury Bill,
2.480%, 5/9/19	6,000	5,949
		45,686
Total Temporary Cash Investments (Cost $793,316)		793,349
Total Investments (100.1%) (Cost $122,555,683)		200,189,372

Amount ($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	11,589
Receivables for Investment Securities Sold	690,420
Receivables for Accrued Income	232,950
Receivables for Capital Shares Issued	474,009
Variation Margin Receivable—Futures Contracts	4,657
Other Assets	35,935
Total Other Assets	1,449,560
Liabilities
Payables for Investment
Securities Purchased	(294,357)
Collateral for Securities on Loan	(275,530)
Payables for Capital Shares Redeemed	(1,062,830)
Payables to Vanguard	(2,690)
Total Liabilities	(1,635,407)
Net Assets (100%)	200,003,525

At December 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	121,682,852
Total Distributable Earnings (Loss)	78,320,673
Net Assets	200,003,525

13

Institutional Index Fund

Amount ($000)
Institutional Shares—Net Assets
Applicable to 458,337,066 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,296,447
Net Asset Value Per Share—Institutional Shares	$227.55

Institutional Plus Shares—Net Assets
Applicable to 420,565,793 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	95,707,078
Net Asset Value Per Share—Institutional Plus Shares	$227.57

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $265,178,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $275,530,000 of collateral received for securities on loan.
4	Securities with a value of $29,495,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	4,033	505,174	(9,914)

See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Index Fund

Statement of Operations

Year Ended December 31, 2018
($000)
Investment Income
Income
Dividends	4,673,269
Interest[1]	11,929
Securities Lending—Net	1,675
Total Income	4,686,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,445
Management and Administrative—Institutional Shares	35,387
Management and Administrative—Institutional Plus Shares	13,873
Marketing and Distribution—Institutional Shares	2,576
Marketing and Distribution—Institutional Plus Shares	943
Custodian Fees	1,231
Auditing Fees	36
Shareholders' Reports—Institutional Shares	487
Shareholders' Reports—Institutional Plus Shares	364
Trustees' Fees and Expenses	132
Total Expenses	64,474
Net Investment Income	4,622,399
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	11,944,896
Futures Contracts	37
Realized Net Gain (Loss)	11,944,933
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(24,897,707)
Futures Contracts	(5,862)
Change in Unrealized Appreciation (Depreciation)	(24,903,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,336,237)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,058,000, ($240,000), and ($35,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $9,888,446,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018 ($000)	2017 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,622,399	4,463,997
Realized Net Gain (Loss)	11,944,933	13,360,419
Change in Unrealized Appreciation (Depreciation)	(24,903,569)	26,758,334
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,336,237)	44,582,750
Distributions
Net Investment Income
Institutional Shares	(2,389,678)	(2,614,732)
Institutional Plus Shares	(1,960,468)	(1,853,504)
Realized Capital Gain[1]
Institutional Shares	(320,393)	—
Institutional Plus Shares	(290,805)	—
Total Distributions	(4,961,344)	(4,468,236)
Capital Share Transactions
Institutional Shares	(29,779,712)	(2,887,561)
Institutional Plus Shares	10,922,721	(16,564,044)
Net Increase (Decrease) from Capital Share Transactions	(18,856,991)	(19,451,605)
Total Increase (Decrease)	(32,154,572)	20,662,909
Net Assets
Beginning of Period	232,158,097	211,495,188
End of Period	200,003,525	232,158,097

1	Includes fiscal 2018 and 2017 short-term gain distributions totaling $177,142,000 and $0, respectively. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$243.46	$203.83	$186.62	$188.67	$169.28
Investment Operations
Net Investment Income	5.059 [1]	4.379 [1]	4.210	4.585 [2]	3.561
Net Realized and Unrealized Gain (Loss) on Investments	(15.434)	39.687	17.814	(2.065)	19.380
Total from Investment Operations	(10.375)	44.066	22.024	2.520	22.941
Distributions
Dividends from Net Investment Income	(4.837)	(4.436)	(4.223)	(4.570)	(3.551)
Distributions from Realized Capital Gains	(.698)	—	(.591)	—	—
Total Distributions	(5.535)	(4.436)	(4.814)	(4.570)	(3.551)
Net Asset Value, End of Period	$227.55	$243.46	$203.83	$186.62	$188.67

Total Return	-4.42%	21.79%	11.93%	1.37%	13.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,296	$140,591	$120,014	$104,705	$102,114
Ratio of Total Expenses to Average Net Assets	0.035%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.96%	2.19%	2.43%[2]	2.01%
Portfolio Turnover Rate[3]	6%	5%	5%	5%	4%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$243.48	$203.84	$186.63	$188.68	$169.28
Investment Operations
Net Investment Income	5.167 [1]	4.414 [1]	4.248	4.622 [2]	3.597
Net Realized and Unrealized Gain (Loss) on Investments	(15.503)	39.705	17.814	(2.065)	19.388
Total from Investment Operations	(10.336)	44.119	22.062	2.557	22.985
Distributions
Dividends from Net Investment Income	(4.876)	(4.479)	(4.261)	(4.607)	(3.585)
Distributions from Realized Capital Gains	(.698)	—	(.591)	—	—
Total Distributions	(5.574)	(4.479)	(4.852)	(4.607)	(3.585)
Net Asset Value, End of Period	$227.57	$243.48	$203.84	$186.63	$188.68

Total Return	-4.41%	21.82%	11.95%	1.39%	13.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,707	$91,567	$91,481	$90,042	$85,611
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	2.05%	1.98%	2.21%	2.45%[2]	2.03%
Portfolio Turnover Rate[3]	6%	5%	5%	5%	4%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund's average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund's financial statements.

19

Institutional Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

20

Institutional Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Prior to November 15, 2017, in accordance with the terms of a services agreement, Vanguard provided to the fund investment advisory, corporate management, administrative, marketing, and distribution services and paid for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund (or, with respect to shareholder services, the average net assets of each class of shares).

On November 15, 2017, shareholders of the fund approved and adopted the Funds' Service Agreement under which all other publicly offered Vanguard U.S. mutual funds operate (the "FSA"). In accordance with the terms of the FSA between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard's cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $11,589,000, representing 0.01% of the fund's net assets and 4.63% of Vanguard's capitalization. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund's investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	199,396,023	—	—
Temporary Cash Investments	747,663	45,686	—
Futures Contracts—Assets[1]	4,657	—	—
Total	200,148,343	45,686	—

1	Represents variation margin on the last day of the reporting period.

21

Institutional Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	9,986,632
Total Distributable Earnings (Loss)	(9,986,632)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	431,207
Undistributed Long-Term Gains	422,808
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Loss)	77,466,658

*	The fund used capital loss carryforwards of $956,412,000 to offset taxable capital gains realized during the year ended December 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	122,722,714
Gross Unrealized Appreciation	86,217,188
Gross Unrealized Depreciation	(8,750,530)
Net Unrealized Appreciation (Depreciation)	77,466,658

22

Institutional Index Fund

E. During the year ended December 31, 2018, the fund purchased $15,091,970,000 of investment securities and sold $33,850,667,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,559,650,000 and $15,393,787,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	15,954,616	64,145	21,584,727	97,781
Issued in Lieu of Cash Distributions	2,515,358	10,165	2,408,508	10,595
Redeemed	(48,249,686)	(193,443)	(26,880,796)	(119,707)
Net Increase (Decrease)—Institutional Shares	(29,779,712)	(119,133)	(2,887,561)	(11,331)
Institutional Plus Shares
Issued	41,747,620	167,241	23,771,287	105,816
Issued in Lieu of Cash Distributions	2,171,322	8,792	1,823,107	8,044
Redeemed	(32,996,221)	(131,548)	(42,158,438)	(186,570)
Net Increase (Decrease)—Institutional Plus Shares	10,922,721	44,485	(16,564,044)	(72,710)

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

24

Special 2018 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $508,182,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified for short-term capital gains.

The fund distributed $4,350,146,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 87.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

25

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund's trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children's Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered "interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women's Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM's Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund's current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC's website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC's website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

The index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022019

Annual Report | December 31, 2018 Vanguard Institutional Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•      The broad U.S. stock market finished 2018 with a return of about –5%—its first negative calendar-year result since 2008—as stocks declined sharply over the fourth quarter. Growth stocks outperformed value, while large-capitalization stocks led mid- and small-caps.

•      Reflecting this environment, Vanguard Institutional Total Stock Market Index Fund returned –5.15% for Institutional Shares and –5.14% for Institutional Plus Shares for the 12 months ended December 31, 2018. The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index, and outpaced its multicapitalization core fund peers.

•      Seven of the fund’s ten sectors recorded negative returns, with financials and industrials detracting the most from results. Health care was the top contributor.

•      Over the past decade, the fund posted an average return of about 13%, in line with its benchmark and ahead of its peers.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

Institutional Total Stock Market Index Fund	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$999.39	$0.15
Institutional Plus Shares	1,000.00	999.27	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.05	$0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $5,000,000

	Average Annual Total Returns Periods Ended December 31, 2018
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Shares	-5.15%	7.94%	13.29%	$17,417,603
Spliced Institutional Total Stock Market Index	-5.17	7.92	13.27	17,380,764

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Plus Shares	-5.14%	7.96%	13.31%	$349,028,960
Spliced Institutional Total Stock Market Index	-5.17	7.92	13.27	347,615,270

See Financial Highlights for dividend and capital gains information.

5

Institutional Total Stock Market Index Fund

Sector Diversification

As of December 31, 2018

Basic Materials	2.5%
Consumer Goods	7.9
Consumer Services	13.6
Financials	19.5
Health Care	13.9
Industrials	12.9
Oil & Gas	5.0
Technology	19.4
Telecommunications	2.0
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

6

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (2.5%)
	DowDuPont Inc.	3,070,318	164,201
	Linde plc	737,755	115,119
	Ecolab Inc.	346,821	51,104
	Air Products & Chemicals Inc.	293,667	47,001
	LyondellBasell Industries NV Class A	412,239	34,282
	PPG Industries Inc.	320,526	32,767
	Newmont Mining Corp.	715,420	24,789
	International Paper Co.	543,011	21,916
	Nucor Corp.	422,884	21,910
	International Flavors & Fragrances Inc.	143,076	19,211
	Freeport-McMoRan Inc.	1,858,502	19,161
	Celanese Corp. Class A	180,274	16,219
	Mosaic Co.	467,210	13,647
	CF Industries Holdings Inc.	311,393	13,549
	FMC Corp.	182,174	13,474
	Eastman Chemical Co.	170,950	12,498
	Albemarle Corp.	141,528	10,908
	RPM International Inc.	175,792	10,333
	Avery Dennison Corp.	114,557	10,291
	Steel Dynamics Inc.	289,539	8,698
	Royal Gold Inc.	87,266	7,474
*	Axalta Coating Systems Ltd.	285,635	6,690
*	Alcoa Corp.	250,732	6,664
	Chemours Co.	229,099	6,465
	Reliance Steel & Aluminum Co.	90,096	6,412
	WR Grace & Co.	91,935	5,967
	Ashland Global Holdings Inc.	82,523	5,856
	Huntsman Corp.	268,218	5,174
	NewMarket Corp.	11,557	4,763
*	Ingevity Corp.	55,600	4,653
	Olin Corp.	223,655	4,498
	United States Steel Corp.	232,384	4,239
	Versum Materials Inc.	144,589	4,008
	Peabody Energy Corp.	120,596	3,676
	Westlake Chemical Corp.	51,621	3,416
	Balchem Corp.	42,907	3,362
	Domtar Corp.	95,106	3,341
	Scotts Miracle-Gro Co.	51,951	3,193
	Sensient Technologies Corp.	55,405	3,094
	Cabot Corp.	71,697	3,079
*,^	Cleveland-Cliffs Inc.	399,457	3,072
	PolyOne Corp.	107,235	3,067
	Quaker Chemical Corp.	16,752	2,977
*	Platform Specialty Products Corp.	282,081	2,914
	HB Fuller Co.	67,811	2,893
*	Univar Inc.	149,649	2,655
*	GCP Applied Technologies Inc.	102,566	2,518
	Minerals Technologies Inc.	46,359	2,380
	Commercial Metals Co.	145,025	2,323
	Carpenter Technology Corp.	63,224	2,251
	Innospec Inc.	31,929	1,972
	Stepan Co.	26,506	1,961
	Worthington Industries Inc.	55,467	1,932
	Compass Minerals International Inc.	45,488	1,896
	Arch Coal Inc. Class A	22,803	1,892
	Kaiser Aluminum Corp.	20,988	1,874
*	Ferro Corp.	111,271	1,745
*	Contura Energy Inc.	25,955	1,706
	Warrior Met Coal Inc.	62,612	1,510
	Hecla Mining Co.	630,602	1,488
	Neenah Inc.	22,265	1,312
	Materion Corp.	28,068	1,263
*	Coeur Mining Inc.	265,673	1,188
*	Codexis Inc.	64,902	1,084

7

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	CONSOL Energy Inc.	32,942	1,045
^	US Silica Holdings Inc.	102,168	1,040
*	CSW Industrials Inc.	20,684	1,000
*	Verso Corp.	44,438	995
	Schweitzer-Mauduit International Inc.	39,385	987
	Chase Corp.	9,710	971
*	AdvanSix Inc.	38,123	928
*	AK Steel Holding Corp.	411,440	926
*	Kraton Corp.	41,748	912
	Tronox Ltd. Class A	114,977	895
*	PQ Group Holdings Inc.	54,421	806
	Rayonier Advanced Materials Inc.	68,586	730
*	SunCoke Energy Inc.	85,022	727
	Schnitzer Steel Industries Inc.	32,638	703
	Tredegar Corp.	40,067	635
	Innophos Holdings Inc.	25,495	625
	Resolute Forest Products Inc.	74,075	587
	PH Glatfelter Co.	59,326	579
	FutureFuel Corp.	36,222	574
*	Clearwater Paper Corp.	22,649	552
	American Vanguard Corp.	35,788	544
	Hawkins Inc.	13,069	535
*	Veritiv Corp.	20,029	500
*	Koppers Holdings Inc.	27,356	466
*	Century Aluminum Co.	62,625	458
	Haynes International Inc.	17,005	449
*	TimkenSteel Corp.	45,826	401
*	OMNOVA Solutions Inc.	53,888	395
*	Energy Fuels Inc.	137,056	391
	Kronos Worldwide Inc.	30,597	352
*	Nexeo Solutions Inc.	40,285	346
*	Intrepid Potash Inc.	112,982	294
	Gold Resource Corp.	68,800	275
*	Uranium Energy Corp.	176,577	221
	Olympic Steel Inc.	13,827	197
	Synalloy Corp.	11,687	194
	Northern Technologies International Corp.	6,166	182
*	AgroFresh Solutions Inc.	43,901	166
*,^	ChromaDex Corp.	46,038	158
	Hallador Energy Co.	29,570	150
*	Universal Stainless & Alloy Products Inc.	9,128	148
*	Marrone Bio Innovations Inc.	87,556	129
*	Ur-Energy Inc.	192,839	125
*	LSB Industries Inc.	22,416	124
*	Ryerson Holding Corp.	17,637	112
	Friedman Industries Inc.	12,162	86
*,^	Ramaco Resources Inc.	12,183	60
*	Ampco-Pittsburgh Corp.	17,598	55
	United-Guardian Inc.	2,827	52
*	Cloud Peak Energy Inc.	109,988	40
*,^	Golden Minerals Co.	174,185	38
*	Pershing Gold Corp.	35,760	38
*	NL Industries Inc.	9,262	33
*	Ikonics Corp.	3,253	27
*	General Moly Inc.	71,757	16
*	Solitario Zinc Corp.	56,237	13
*,^	Westwater Resources Inc.	59,443	8
*,^	US Gold Corp.	915	1
*	Paramount Gold Nevada Corp.	700	1
			830,972
Consumer Goods (7.9%)
	Procter & Gamble Co.	3,333,696	306,433
	Coca-Cola Co.	5,120,188	242,441
	PepsiCo Inc.	1,889,712	208,775
	Philip Morris International Inc.	2,080,793	138,914
	NIKE Inc. Class B	1,705,857	126,472
	Altria Group Inc.	2,514,430	124,188
	Mondelez International Inc. Class A	1,940,434	77,676
	Colgate-Palmolive Co.	1,160,593	69,078
*,^	Tesla Inc.	172,747	57,490
	General Motors Co.	1,699,117	56,835
	Kimberly-Clark Corp.	464,441	52,918
	Activision Blizzard Inc.	971,689	45,252
	Ford Motor Co.	5,252,036	40,178
	Estee Lauder Cos. Inc. Class A	293,722	38,213
	Kraft Heinz Co.	814,492	35,056
	Constellation Brands Inc. Class A	200,433	32,234
*	Electronic Arts Inc.	403,108	31,809
	General Mills Inc.	798,453	31,092
	Archer-Daniels-Midland Co.	747,220	30,614
	VF Corp.	426,015	30,392
*	Monster Beverage Corp.	558,584	27,493
	Clorox Co.	171,244	26,396
	McCormick & Co. Inc.	162,839	22,674
	Aptiv plc	355,340	21,878
	Church & Dwight Co. Inc.	331,111	21,774
	Kellogg Co.	372,159	21,217
	Tyson Foods Inc. Class A	395,887	21,140
	Hershey Co.	189,763	20,339
	Brown-Forman Corp. Class B	401,189	19,089
	Genuine Parts Co.	187,933	18,045
*	Lululemon Athletica Inc.	140,201	17,050
	DR Horton Inc.	487,745	16,905

8

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Take-Two Interactive Software Inc.	153,130	15,763
	Hormel Foods Corp.	358,163	15,286
	Lennar Corp. Class A	381,562	14,938
	Lamb Weston Holdings Inc.	197,696	14,543
	Conagra Brands Inc.	654,412	13,978
	JM Smucker Co.	146,401	13,687
	Tapestry Inc.	393,116	13,268
	Molson Coors Brewing Co. Class B	235,965	13,252
	Hasbro Inc.	151,219	12,287
*	NVR Inc.	4,563	11,120
	Lear Corp.	85,473	10,501
	Newell Brands Inc.	554,981	10,317
	Garmin Ltd.	162,616	10,297
	BorgWarner Inc.	287,624	9,992
*	LKQ Corp.	418,720	9,936
	PVH Corp.	103,921	9,659
	Bunge Ltd.	178,218	9,524
*	US Foods Holding Corp.	297,360	9,408
*	Mohawk Industries Inc.	79,144	9,257
	PulteGroup Inc.	349,773	9,091
	Whirlpool Corp.	84,250	9,004
	Ingredion Inc.	96,332	8,805
*,^	Campbell Soup Co.	265,873	8,771
*	Herbalife Nutrition Ltd.	135,456	7,985
*	Middleby Corp.	76,318	7,840
*	Post Holdings Inc.	85,752	7,643
	Pool Corp.	50,415	7,494
	Ralph Lauren Corp. Class A	71,874	7,436
*	WABCO Holdings Inc.	69,235	7,432
	Harley-Davidson Inc.	217,779	7,431
	Keurig Dr Pepper Inc.	281,429	7,216
*	Michael Kors Holdings Ltd.	187,920	7,126
	Gentex Corp.	349,164	7,057
	Fortune Brands Home & Security Inc.	184,966	7,027
*	Wayfair Inc.	77,972	7,024
	Jefferies Financial Group Inc.	380,816	6,611
	Goodyear Tire & Rubber Co.	307,727	6,281
	Polaris Industries Inc.	81,468	6,247
	Leggett & Platt Inc.	172,913	6,197
	Hanesbrands Inc.	482,792	6,049
	Toll Brothers Inc.	180,417	5,941
	Brunswick Corp.	114,863	5,335
*	Deckers Outdoor Corp.	39,183	5,013
	Carter’s Inc.	60,323	4,924
	Valvoline Inc.	249,845	4,834
	Lancaster Colony Corp.	26,855	4,750
*,^	Under Armour Inc. Class A	264,690	4,677
*,^	Mattel Inc.	458,614	4,582
*	Helen of Troy Ltd.	34,497	4,525
	Nu Skin Enterprises Inc. Class A	73,684	4,519
	Flowers Foods Inc.	237,516	4,387
*	Darling Ingredients Inc.	215,715	4,150
	Wolverine World Wide Inc.	129,152	4,119
*	Under Armour Inc.	251,765	4,071
*	Skechers U.S.A. Inc. Class A	176,846	4,048
*	Zynga Inc. Class A	1,024,372	4,026
	Coty Inc. Class A	606,847	3,981
*	TreeHouse Foods Inc.	73,717	3,738
	Energizer Holdings Inc.	79,085	3,571
	Thor Industries Inc.	67,660	3,518
	WD-40 Co.	17,764	3,255
*	Dorman Products Inc.	34,634	3,118
	Steven Madden Ltd.	101,440	3,070
	Columbia Sportswear Co.	36,432	3,064
*	Elanco Animal Health Inc.	96,264	3,035
*	iRobot Corp.	35,397	2,964
*	Fox Factory Holding Corp.	48,792	2,872
	J&J Snack Foods Corp.	19,851	2,870
	Sanderson Farms Inc.	27,710	2,751
*	Edgewell Personal Care Co.	72,008	2,689
	Dana Inc.	193,297	2,635
*	Boston Beer Co. Inc. Class A	10,731	2,584
*	Tempur Sealy International Inc.	61,667	2,553
^	B&G Foods Inc.	88,154	2,549
*	Taylor Morrison Home Corp. Class A	160,023	2,544
*	TRI Pointe Group Inc.	225,922	2,469
	Herman Miller Inc.	80,848	2,446
*	Visteon Corp.	38,537	2,323
	Spectrum Brands Holdings Inc.	53,759	2,271
	KB Home	117,124	2,237
*	Crocs Inc.	83,184	2,161
*	Welbilt Inc.	189,746	2,108
	Cooper Tire & Rubber Co.	65,143	2,106
	LCI Industries	31,499	2,104
	HNI Corp.	58,779	2,083
*	USANA Health Sciences Inc.	17,567	2,068
*	Meritor Inc.	113,815	1,925
	Tenneco Inc. Class A	69,727	1,910
*	Gentherm Inc.	47,390	1,895

9

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Callaway Golf Co.	122,193	1,870
*	Meritage Homes Corp.	50,595	1,858
*	Hain Celestial Group Inc.	115,629	1,834
	Medifast Inc.	14,654	1,832
	Universal Corp.	32,839	1,778
	Tupperware Brands Corp.	55,555	1,754
*	Central Garden & Pet Co. Class A	56,067	1,752
	Nutrisystem Inc.	38,531	1,691
	La-Z-Boy Inc.	60,269	1,670
	Delphi Technologies plc	114,066	1,633
	Steelcase Inc. Class A	109,816	1,629
	MDC Holdings Inc.	57,631	1,620
*	American Axle & Manufacturing Holdings Inc.	142,251	1,579
	Cal-Maine Foods Inc.	36,910	1,561
*	G-III Apparel Group Ltd.	54,931	1,532
	Oxford Industries Inc.	21,291	1,513
	Calavo Growers Inc.	20,409	1,489
*	Fitbit Inc. Class A	296,383	1,473
*	Cavco Industries Inc.	11,251	1,467
	Inter Parfums Inc.	22,346	1,465
*	Cooper-Standard Holdings Inc.	22,906	1,423
*	Hostess Brands Inc. Class A	129,938	1,422
	Seaboard Corp.	397	1,405
*	Sleep Number Corp.	43,941	1,394
	Vector Group Ltd.	136,371	1,327
	Sturm Ruger & Co. Inc.	23,067	1,228
*,^	Garrett Motion Inc.	96,516	1,191
	Coca-Cola Bottling Co. Consolidated	6,672	1,183
	Standard Motor Products Inc.	24,384	1,181
*	Glu Mobile Inc.	145,785	1,176
	Fresh Del Monte Produce Inc.	41,561	1,175
*	American Woodmark Corp.	20,835	1,160
*	Freshpet Inc.	34,224	1,101
	National Beverage Corp.	15,202	1,091
	Interface Inc. Class A	76,192	1,086
*,^	LGI Homes Inc.	24,003	1,085
	Knoll Inc.	62,105	1,023
	MGP Ingredients Inc.	17,743	1,012
*	Pilgrim’s Pride Corp.	64,378	998
	ACCO Brands Corp.	143,055	970
	Andersons Inc.	32,445	970
*	Malibu Boats Inc. Class A	27,669	963
	Acushnet Holdings Corp.	45,309	955
*	Fossil Group Inc.	59,449	935
	Winnebago Industries Inc.	37,722	913
*	Stoneridge Inc.	36,429	898
*	American Outdoor Brands Corp.	67,770	872
*	Vista Outdoor Inc.	75,956	862
	Phibro Animal Health Corp. Class A	26,566	854
	Lennar Corp. Class B	26,910	843
	National Presto Industries Inc.	6,773	792
^	Tootsie Roll Industries Inc.	23,400	782
*	M/I Homes Inc.	36,119	759
	Skyline Champion Corp.	49,184	723
*	Modine Manufacturing Co.	64,465	697
	Movado Group Inc.	21,240	672
*	Primo Water Corp.	46,290	649
*,^	GoPro Inc. Class A	152,259	646
	John B Sanfilippo & Son Inc.	11,548	643
*	Century Communities Inc.	34,354	593
	Tower International Inc.	24,781	590
	Ethan Allen Interiors Inc.	32,728	576
*	Central Garden & Pet Co.	15,049	518
	Dean Foods Co.	122,182	466
^	Camping World Holdings Inc. Class A	40,403	463
*	William Lyon Homes Class A	42,954	459
*	Unifi Inc.	19,978	456
*	Universal Electronics Inc.	17,123	433
*	Nautilus Inc.	39,087	426
*	MasterCraft Boat Holdings Inc.	22,563	422
*	Motorcar Parts of America Inc.	24,983	416
	Hooker Furniture Corp.	15,264	402
*	Beazer Homes USA Inc.	42,392	402
	Limoneira Co.	19,434	380
*,^	22nd Century Group Inc.	148,514	370
	Johnson Outdoors Inc. Class A	5,758	338
*,^	New Age Beverages Corp.	64,383	335
*	ZAGG Inc.	33,366	326
	Titan International Inc.	69,292	323
*	YETI Holdings Inc.	21,706	322
*	Farmer Brothers Co.	13,700	320
*	Vera Bradley Inc.	32,558	279
*,^	Sonos Inc.	27,980	275
	Bassett Furniture Industries Inc.	13,657	274
*,^	Revlon Inc. Class A	10,681	269
	Culp Inc.	13,935	263
*	Seneca Foods Corp. Class A	9,066	256

10

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hamilton Beach Brands Holding Co. Class A	10,712	251
	Rocky Brands Inc.	9,372	244
	Turning Point Brands Inc.	8,947	244
*	elf Beauty Inc.	27,753	240
	Clarus Corp.	22,989	233
	Superior Group of Cos. Inc.	13,164	232
	Weyco Group Inc.	7,434	217
	Flexsteel Industries Inc.	9,749	215
*	Craft Brew Alliance Inc.	14,279	204
*	Lifevantage Corp.	13,782	182
	Marine Products Corp.	10,544	178
	Oil-Dri Corp. of America	6,706	178
*	Lovesac Co.	7,453	171
	Lifetime Brands Inc.	15,628	157
*	Funko Inc. Class A	11,255	148
	Superior Industries International Inc.	30,144	145
*,^	Vuzix Corp.	30,030	144
*,^	Arlo Technologies Inc.	14,297	143
*	Delta Apparel Inc.	8,147	140
	Escalade Inc.	11,767	135
	Strattec Security Corp.	4,533	131
*	Pyxus International Inc.	10,911	129
	Libbey Inc.	31,918	124
*,^	Akoustis Technologies Inc.	22,870	114
*,^	Castle Brands Inc.	123,932	105
*	RiceBran Technologies	33,557	101
*	Hovnanian Enterprises Inc. Class A	146,238	100
*	Shiloh Industries Inc.	17,046	99
*	Natural Alternatives International Inc.	10,100	99
	Kewaunee Scientific Corp.	2,881	96
*	New Home Co. Inc.	17,246	90
	Core Molding Technologies Inc.	12,449	88
*	Lakeland Industries Inc.	7,656	80
	Acme United Corp.	5,355	76
*,^	Eastman Kodak Co.	29,730	76
	Alico Inc.	2,486	73
*	Nature’s Sunshine Products Inc.	8,435	69
*	Veru Inc.	44,932	63
*	LS Starrett Co. Class A	11,175	58
*	Vince Holding Corp.	6,249	58
*	Coffee Holding Co. Inc.	15,954	56
*	Reed’s Inc.	26,990	56
*,^	Celsius Holdings Inc.	14,500	50
*	Emerson Radio Corp.	32,812	47
*	S&W Seed Co.	24,763	45
	Unique Fabricating Inc.	9,787	41
*,^	Blink Charging Co.	20,953	36
*	JAKKS Pacific Inc.	24,492	36
*	Zedge Inc. Class B	14,083	34
*	Tandy Leather Factory Inc.	5,825	33
*	Lipocine Inc.	24,909	32
*	US Auto Parts Network Inc.	35,456	32
*	Centric Brands Inc.	8,667	30
*	Sequential Brands Group Inc.	32,134	26
*	Summer Infant Inc.	22,600	24
	Crown Crafts Inc.	4,278	23
*	Alpha Pro Tech Ltd.	6,000	22
*,^	Nova Lifestyle Inc.	40,548	19
	Virco Manufacturing Corp.	3,970	17
	CompX International Inc.	1,065	14
*	Lifeway Foods Inc.	7,562	14
	Rocky Mountain Chocolate Factory Inc.	1,688	14
*	Orchids Paper Products Co.	10,552	10
*	Dixie Group Inc.	13,898	10
*	Cherokee Inc.	17,282	9
*	Iconix Brand Group Inc.	96,145	8
*	Willamette Valley Vineyards Inc.	800	5
*	Cyanotech Corp.	997	3
*	Innovate Biopharmaceuticals Inc.	1,100	3
			2,663,598
Consumer Services (13.5%)
*	Amazon.com Inc.	556,595	835,989
	Home Depot Inc.	1,511,407	259,690
	Walt Disney Co.	1,891,197	207,370
	Comcast Corp. Class A	6,078,247	206,964
	McDonald’s Corp.	1,031,712	183,201
	Walmart Inc.	1,960,472	182,618
*	Netflix Inc.	554,809	148,500
	Costco Wholesale Corp.	586,703	119,517
	CVS Health Corp.	1,730,776	113,400
*	Booking Holdings Inc.	61,959	106,719
	Starbucks Corp.	1,575,956	101,492
	Lowe’s Cos. Inc.	1,029,458	95,081
	Walgreens Boots Alliance Inc.	1,080,470	73,828
	TJX Cos. Inc.	1,575,785	70,501
	Twenty-First Century Fox Inc. Class A	1,378,006	66,310
*	Charter Communications Inc. Class A	215,042	61,280
	Target Corp.	697,604	46,105
	Sysco Corp.	662,781	41,530
	Delta Air Lines Inc.	832,211	41,527
	Ross Stores Inc.	498,876	41,506
	Dollar General Corp.	355,190	38,389
	Yum! Brands Inc.	417,157	38,345

11

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Marriott International Inc. Class A	342,875	37,222
*	O’Reilly Automotive Inc.	107,119	36,884
*	eBay Inc.	1,222,933	34,328
	Twenty-First Century Fox Inc.	675,237	32,263
	Southwest Airlines Co.	679,888	31,601
	Kroger Co.	1,069,440	29,410
	McKesson Corp.	262,165	28,961
*	Dollar Tree Inc.	318,392	28,757
*	AutoZone Inc.	34,248	28,711
	Hilton Worldwide Holdings Inc.	398,103	28,584
	Las Vegas Sands Corp.	526,315	27,395
	Carnival Corp.	529,712	26,115
*	United Continental Holdings Inc.	309,657	25,928
	Omnicom Group Inc.	301,927	22,113
	Royal Caribbean Cruises Ltd.	225,456	22,047
	CBS Corp. Class B	463,960	20,284
*	Ulta Beauty Inc.	76,232	18,665
	American Airlines Group Inc.	554,352	17,800
	Expedia Group Inc.	155,521	17,519
	Darden Restaurants Inc.	166,890	16,666
	Best Buy Co. Inc.	313,309	16,593
*	Chipotle Mexican Grill Inc. Class A	37,181	16,054
	AmerisourceBergen Corp. Class A	214,327	15,946
	MGM Resorts International	643,675	15,616
*	CarMax Inc.	236,692	14,848
	Kohl’s Corp.	223,470	14,825
	Advance Auto Parts Inc.	92,623	14,584
*	Burlington Stores Inc.	89,433	14,548
	Domino’s Pizza Inc.	56,398	13,986
	Tractor Supply Co.	165,807	13,835
*	Copart Inc.	280,918	13,422
	Viacom Inc. Class B	495,168	12,726
*	Norwegian Cruise Line Holdings Ltd.	297,448	12,609
	Macy’s Inc.	418,358	12,459
	Tiffany & Co.	153,703	12,375
	Wynn Resorts Ltd.	124,920	12,356
	Vail Resorts Inc.	54,870	11,568
	Nielsen Holdings plc	476,292	11,112
*	Qurate Retail Group Inc. QVC Group Class A	568,831	11,104
	Interpublic Group of Cos. Inc.	514,765	10,620
*	Liberty Broadband Corp.	144,865	10,435
	FactSet Research Systems Inc.	51,328	10,272
*	Discovery Communications Inc.	444,054	10,249
	Gap Inc.	396,204	10,206
	Alaska Air Group Inc.	162,662	9,898
	Aramark	336,483	9,748
*	GrubHub Inc.	121,665	9,345
	Service Corp. International	231,990	9,340
*	Live Nation Entertainment Inc.	182,847	9,005
*	Bright Horizons Family Solutions Inc.	79,158	8,822
	KAR Auction Services Inc.	184,855	8,821
*,^	Sirius XM Holdings Inc.	1,465,503	8,368
*	Liberty Media Corp-Liberty SiriusXM Class C	220,867	8,168
	Foot Locker Inc.	152,260	8,100
	L Brands Inc.	314,000	8,060
	Sabre Corp.	367,468	7,952
*	Liberty Media Corp-Liberty Formula One	253,880	7,794
	Altice USA Inc. Class A	469,731	7,760
	News Corp. Class A	677,249	7,687
*	TripAdvisor Inc.	141,016	7,606
*	Five Below Inc.	74,142	7,586
*	Etsy Inc.	153,769	7,315
	Nordstrom Inc.	156,306	7,285
*	DISH Network Corp. Class A	289,884	7,238
	Rollins Inc.	200,396	7,234
	Dunkin’ Brands Group Inc.	108,894	6,982
	Dun & Bradstreet Corp.	48,805	6,966
	H&R Block Inc.	270,682	6,867
*	JetBlue Airways Corp.	427,384	6,864
*	Madison Square Garden Co. Class A	24,537	6,569
*	ServiceMaster Global Holdings Inc.	177,260	6,513
*	Grand Canyon Education Inc.	65,412	6,289
*	Planet Fitness Inc. Class A	116,252	6,233
	Casey’s General Stores Inc.	48,466	6,210
	Wyndham Hotels & Resorts Inc.	131,646	5,973
^	Williams-Sonoma Inc.	107,996	5,448
	Texas Roadhouse Inc. Class A	90,574	5,407

12

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Trade Desk Inc. Class A	46,160	5,357
*,^	Discovery Communications Inc. Class A	212,842	5,266
	Six Flags Entertainment Corp.	94,594	5,262
	Cable One Inc.	6,382	5,234
*	Spirit Airlines Inc.	90,098	5,218
	Dolby Laboratories Inc. Class A	84,358	5,217
*,^	Caesars Entertainment Corp.	765,542	5,198
^	Cracker Barrel Old Country Store Inc.	31,761	5,077
	Cinemark Holdings Inc.	140,692	5,037
	Tribune Media Co. Class A	104,131	4,725
*	Ollie’s Bargain Outlet Holdings Inc.	69,401	4,616
	Nexstar Media Group Inc. Class A	56,591	4,450
	New York Times Co. Class A	198,106	4,416
	Wyndham Destinations Inc.	123,147	4,414
*	Performance Food Group Co.	135,227	4,364
	American Eagle Outfitters Inc.	223,290	4,316
	Extended Stay America Inc.	264,809	4,105
*	Liberty Media Corp-Liberty SiriusXM Class A	111,367	4,098
	Marriott Vacations Worldwide Corp.	57,551	4,058
	Wendy’s Co.	247,396	3,862
*	Chegg Inc.	135,639	3,855
*	Sprouts Farmers Market Inc.	163,038	3,833
	World Wrestling Entertainment Inc. Class A	51,268	3,831
	Aaron’s Inc.	90,787	3,818
*	Yelp Inc. Class A	106,105	3,713
*	Adtalem Global Education Inc.	78,091	3,695
	Hyatt Hotels Corp. Class A	53,861	3,641
*	Stamps.com Inc.	22,692	3,532
	Graham Holdings Co. Class B	5,485	3,514
	Churchill Downs Inc.	14,116	3,443
	AMERCO	10,479	3,438
*	Hilton Grand Vacations Inc.	128,968	3,403
*	Urban Outfitters Inc.	98,950	3,285
*	AMC Networks Inc. Class A	59,586	3,270
*	LiveRamp Holdings Inc.	84,067	3,247
*,^	RH	26,995	3,235
	Strategic Education Inc.	28,505	3,233
	TEGNA Inc.	291,205	3,165
	Choice Hotels International Inc.	43,730	3,130
*	Murphy USA Inc.	39,817	3,052
	Dick’s Sporting Goods Inc.	97,777	3,051
*	Belmond Ltd. Class A	118,030	2,954
*	Penn National Gaming Inc.	154,379	2,907
*	Liberty Expedia Holdings Inc. Class A	73,531	2,876
	Monro Inc.	41,809	2,874
	SkyWest Inc.	64,197	2,855
*	Eldorado Resorts Inc.	77,858	2,819
	Morningstar Inc.	25,619	2,814
	John Wiley & Sons Inc. Class A	59,902	2,814
	Hillenbrand Inc.	73,254	2,779
	Meredith Corp.	53,254	2,766
*	AutoNation Inc.	77,268	2,758
*	Pandora Media Inc.	340,557	2,755
*	Cargurus Inc.	79,751	2,690
*	Roku Inc.	87,739	2,688
*	Sally Beauty Holdings Inc.	156,104	2,662
	Jack in the Box Inc.	33,998	2,639
	Wingstop Inc.	39,533	2,538
	Sinclair Broadcast Group Inc. Class A	93,474	2,462
*	frontdoor Inc.	91,897	2,445
*	Weight Watchers International Inc.	62,282	2,401
*	National Vision Holdings Inc.	85,056	2,396
	Brinker International Inc.	54,170	2,382
	Lithia Motors Inc. Class A	30,532	2,330
	Cheesecake Factory Inc.	53,431	2,325
	DSW Inc. Class A	93,654	2,313
*	Sotheby’s	57,897	2,301
*	Liberty Broadband Corp. Class A	31,964	2,295
	Dave & Buster’s Entertainment Inc.	50,471	2,249
	Signet Jewelers Ltd.	69,297	2,202
	Boyd Gaming Corp.	103,309	2,147
*	BJ’s Wholesale Club Holdings Inc.	96,705	2,143

13

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Lions Gate Entertainment Corp. Class B	142,099	2,114
*	Asbury Automotive Group Inc.	31,059	2,070
	PriceSmart Inc.	34,965	2,066
	Bloomin’ Brands Inc.	112,454	2,012
*	Groupon Inc. Class A	620,476	1,986
*	Cars.com Inc.	91,892	1,976
	Bed Bath & Beyond Inc.	174,495	1,975
*	Avis Budget Group Inc.	87,700	1,971
	Red Rock Resorts Inc. Class A	91,506	1,858
*	Floor & Decor Holdings Inc. Class A	71,453	1,851
*	Laureate Education Inc. Class A	121,329	1,849
	Office Depot Inc.	715,824	1,847
*	Shutterfly Inc.	45,349	1,826
	Children’s Place Inc.	20,111	1,812
*	Simply Good Foods Co.	95,667	1,808
	Abercrombie & Fitch Co.	89,153	1,787
*	MSG Networks Inc.	75,834	1,787
	Penske Automotive Group Inc.	43,674	1,761
*	ANGI Homeservices Inc. Class A	107,528	1,728
*	Michaels Cos. Inc.	125,521	1,700
	Hawaiian Holdings Inc.	62,237	1,644
*,^	Carvana Co. Class A	50,111	1,639
	Matthews International Corp. Class A	40,169	1,632
	Guess? Inc.	78,383	1,628
	GameStop Corp. Class A	127,349	1,607
	Big Lots Inc.	53,029	1,534
*	Gray Television Inc.	103,844	1,531
*	SeaWorld Entertainment Inc.	68,233	1,507
*	Liberty TripAdvisor Holdings Inc. Class A	94,736	1,505
	Allegiant Travel Co. Class A	14,896	1,493
	Dine Brands Global Inc.	21,874	1,473
*	Shake Shack Inc. Class A	32,384	1,471
	Caleres Inc.	51,417	1,431
	BJ’s Restaurants Inc.	27,611	1,396
	Core-Mark Holding Co. Inc.	59,898	1,393
	Viad Corp.	27,605	1,383
	International Speedway Corp. Class A	30,203	1,325
	Group 1 Automotive Inc.	24,866	1,311
*	Scientific Games Corp.	72,120	1,289
*	Denny’s Corp.	79,058	1,282
	Gannett Co. Inc.	145,599	1,242
	Scholastic Corp.	30,244	1,218
*	Houghton Mifflin Harcourt Co.	135,949	1,204
	Papa John’s International Inc.	29,996	1,194
*	Liberty Media Corp- Liberty Braves-C	47,965	1,194
*	At Home Group Inc.	62,731	1,171
*	K12 Inc.	46,427	1,151
	EW Scripps Co. Class A	72,402	1,139
	Lions Gate Entertainment Corp. Class A	69,235	1,115
*	Quotient Technology Inc.	103,783	1,108
*	Chefs’ Warehouse Inc.	33,392	1,068
	Marcus Corp.	26,981	1,066
*	Genesco Inc.	23,972	1,062
*	Career Education Corp.	88,282	1,008
*,^	Rite Aid Corp.	1,395,406	988
*	Hertz Global Holdings Inc.	72,313	987
*	Diplomat Pharmacy Inc.	73,026	983
*	Liberty Media Corp-Liberty Formula One Class A	32,800	975
^	Dillard’s Inc. Class A	16,098	971
*	Rent-A-Center Inc.	59,853	969
	Weis Markets Inc.	19,860	949
*,^	Trupanion Inc.	37,239	948
	Entercom Communications Corp. Class A	165,599	946
*,^	Stitch Fix Inc. Class A	54,878	938
*	SP Plus Corp.	30,923	913
*	TrueCar Inc.	100,674	912
*	Providence Service Corp.	14,978	899
	Tailored Brands Inc.	65,399	892
	Chico’s FAS Inc.	157,920	887
*	QuinStreet Inc.	54,385	883
*	comScore Inc.	60,607	875
	New Media Investment Group Inc.	74,298	860
	AMC Entertainment Holdings Inc. Class A	69,598	855
*	Herc Holdings Inc.	31,904	829
	Ruth’s Hospitality Group Inc.	35,680	811
*	Regis Corp.	46,246	784
^	Buckle Inc.	39,531	765
*	Party City Holdco Inc.	75,323	752
	SpartanNash Co.	43,652	750
*	PlayAGS Inc.	30,276	696
*	United Natural Foods Inc.	64,567	684
*	MarineMax Inc.	35,323	647
*	Care.com Inc.	33,105	639

14

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	National CineMedia Inc.	97,922	635
*	Boot Barn Holdings Inc.	36,392	620
^	PetMed Express Inc.	26,421	615
*	American Public Education Inc.	20,877	594
*	Monarch Casino & Resort Inc.	15,316	584
*	America’s Car-Mart Inc.	8,015	581
*	Ascena Retail Group Inc.	222,066	557
	Winmark Corp.	3,401	541
	Ingles Markets Inc. Class A	18,917	515
*,^	Duluth Holdings Inc.	20,159	509
	Shoe Carnival Inc.	14,879	499
*	Express Inc.	92,829	474
*	Red Robin Gourmet Burgers Inc.	17,369	464
*	Zumiez Inc.	24,114	462
*	Conn’s Inc.	24,202	456
*	Carrols Restaurant Group Inc.	45,917	452
*	Lindblad Expeditions Holdings Inc.	33,048	445
	Barnes & Noble Inc.	62,628	444
*,^	Overstock.com Inc.	32,625	443
*	Fiesta Restaurant Group Inc.	28,153	437
*	El Pollo Loco Holdings Inc.	28,309	429
	Haverty Furniture Cos. Inc.	22,201	417
*,^	JC Penney Co. Inc.	399,803	416
*,^	Upwork Inc.	22,956	416
*	1-800-Flowers.com Inc. Class A	33,875	414
	Emerald Expositions Events Inc.	33,529	414
*	Del Taco Restaurants Inc.	41,337	413
	Sonic Automotive Inc. Class A	28,727	395
	Cato Corp. Class A	27,511	393
*	Golden Entertainment Inc.	24,266	389
*	Bojangles’ Inc.	24,054	387
*	Chuy’s Holdings Inc.	21,437	380
*	Reading International Inc. Class A	25,341	368
*,^	Hibbett Sports Inc.	25,202	360
*	Lumber Liquidators Holdings Inc.	37,719	359
*	BrightView Holdings Inc.	34,177	349
*	TechTarget Inc.	26,203	320
	Citi Trends Inc.	15,639	319
*	Liberty Media Corp- Liberty Braves-A	12,633	315
*	Titan Machinery Inc.	23,701	312
	Carriage Services Inc. Class A	19,781	307
*	Clean Energy Fuels Corp.	173,089	298
*	Del Frisco’s Restaurant Group Inc.	41,555	297
	Village Super Market Inc. Class A	10,801	289
	Nathan’s Famous Inc.	4,297	286
*	Drive Shack Inc.	72,521	284
	Tilly’s Inc. Class A	26,075	283
*	Hemisphere Media Group Inc. Class A	23,290	283
*	Sportsman’s Warehouse Holdings Inc.	63,762	279
	Speedway Motorsports Inc.	16,887	275
	News Corp. Class B	23,396	270
*	Boston Omaha Corp. Class A	11,274	264
*	Habit Restaurants Inc. Class A	25,017	263
*	Biglari Holdings Inc. Class B	2,276	258
	Tile Shop Holdings Inc.	47,120	258
*,^	GNC Holdings Inc. Class A	108,755	258
	Entravision Communications Corp. Class A	88,548	258
	RCI Hospitality Holdings Inc.	11,477	256
*	Tribune Publishing Co.	22,480	255
*,^	Daily Journal Corp.	1,074	251
	Saga Communications Inc. Class A	7,419	247
*	Century Casinos Inc.	33,152	245
*	Liquidity Services Inc.	38,017	235
*	Bridgepoint Education Inc. Class A	32,556	228
*	Potbelly Corp.	27,369	220
	Clear Channel Outdoor Holdings Inc. Class A	40,388	210
*	Noodles & Co. Class A	28,291	198
*	Avid Technology Inc.	41,283	196
*	Red Lion Hotels Corp.	23,892	196
	Natural Health Trends Corp.	10,569	195
*	MDC Partners Inc. Class A	74,507	194
*	Lands’ End Inc.	13,310	189
*	Natural Grocers by Vitamin Cottage Inc.	11,815	181
*	Rubicon Project Inc.	46,843	175
*	HF Foods Group Inc.	13,080	174

15

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Barnes & Noble Education Inc.	42,279	170
*	PCM Inc.	9,622	169
*	Kirkland’s Inc.	17,778	169
*	Gaia Inc. Class A	16,289	169
*	J Alexander’s Holdings Inc.	20,016	165
*	Smart & Final Stores Inc.	31,390	149
	Marchex Inc. Class B	52,492	139
*	Leaf Group Ltd.	20,217	138
*	Digital Turbine Inc.	75,668	138
*	Lee Enterprises Inc.	63,800	135
*	Mesa Air Group Inc.	17,104	132
*	Fluent Inc.	36,485	131
*	Vitamin Shoppe Inc.	26,666	126
*	Destination XL Group Inc.	55,225	120
*,^	Tuesday Morning Corp.	69,632	118
*	Global Eagle Entertainment Inc.	53,015	118
*	J. Jill Inc.	20,843	111
*	Town Sports International Holdings Inc.	16,370	105
*	Container Store Group Inc.	20,580	98
	Collectors Universe Inc.	8,514	97
*,^	LiveXLive Media Inc.	18,705	93
	AH Belo Corp. Class A	27,149	91
	CSS Industries Inc.	10,197	91
*	Build-A-Bear Workshop Inc.	23,091	91
*	TheStreet Inc.	43,994	89
*	Biglari Holdings Inc.	150	88
*	Fred’s Inc. Class A	46,367	88
*	RTW RetailWinds Inc.	29,648	84
*	RealNetworks Inc.	35,959	83
*	Travelzoo	8,232	81
^	Big 5 Sporting Goods Corp.	31,098	81
*	McClatchy Co. Class A	9,974	76
*,^	Blue Apron Holdings Inc. Class A	73,575	75
*	Select Interior Concepts Inc. Class A	8,823	66
^	Chicken Soup For The Soul Entertainment Inc.	8,803	66
	Educational Development Corp.	7,752	66
*	AutoWeb Inc.	20,942	64
	Peak Resorts Inc.	13,573	64
*	Full House Resorts Inc.	30,864	62
*,^	Youngevity International Inc.	10,582	61
	Ark Restaurants Corp.	3,264	60
*	Profire Energy Inc.	39,969	58
*,^	Dover Downs Gaming & Entertainment Inc.	20,413	57
*	Famous Dave’s of America Inc.	11,721	54
	A-Mark Precious Metals Inc.	4,552	54
*,^	Stein Mart Inc.	46,076	49
	Dover Motorsports Inc.	23,356	44
*	Luby’s Inc.	35,510	43
*	Lazydays Holdings Inc.	7,816	42
*	Destination Maternity Corp.	14,630	42
*	Urban One Inc.	25,730	41
*	Francesca’s Holdings Corp.	40,409	39
*	FTD Cos. Inc.	26,480	39
	Pier 1 Imports Inc.	113,979	35
*	Emmis Communications Corp. Class A	10,866	35
	Townsquare Media Inc. Class A	8,492	35
*	Diversified Restaurant Holdings Inc.	34,766	34
*	Good Times Restaurants Inc.	12,656	32
*,^	Remark Holdings Inc.	24,925	30
*	Rave Restaurant Group Inc.	34,295	30
*	EVINE Live Inc.	68,549	27
*	ONE Group Hospitality Inc.	8,872	27
*	Christopher & Banks Corp.	52,928	25
^	Stage Stores Inc.	29,990	22
	Salem Media Group Inc. Class A	10,229	21
	Harte-Hanks Inc.	7,754	19
*	Eastside Distilling Inc.	2,836	18
*	Papa Murphy’s Holdings Inc.	3,000	14
*	Valeritas Holdings Inc.	43,103	14
*	Insignia Systems Inc.	7,050	10
*	EverQuote Inc. Class A	1,867	8
*	Ascent Capital Group Inc. Class A	17,463	7
	Canterbury Park Holding Corp.	400	6
*,^	Urban One Inc. Class A	1,680	3
*	VistaGen Therapeutics Inc.	1,680	2
	Beasley Broadcast Group Inc. Class A	651	2
*	Inspired Entertainment Inc.	423	2
*	Ifresh Inc.	1,233	1
*	National American University Holdings Inc.	1,808	—
			4,559,139

16

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Financials (19.4%)
*	Berkshire Hathaway Inc. Class B	2,547,174	520,082
	JPMorgan Chase & Co.	4,447,186	434,134
	Visa Inc. Class A	2,353,956	310,581
	Bank of America Corp.	11,810,841	291,019
	Wells Fargo & Co.	5,668,876	261,222
	Mastercard Inc. Class A	1,229,922	232,025
	Citigroup Inc.	3,266,376	170,048
	American Tower Corp.	589,211	93,207
	CME Group Inc.	478,294	89,977
	US Bancorp	1,937,114	88,526
	American Express Co.	914,074	87,130
	Chubb Ltd.	583,745	75,408
	Goldman Sachs Group Inc.	447,915	74,824
	Simon Property Group Inc.	413,464	69,458
	Morgan Stanley	1,727,337	68,489
	Charles Schwab Corp.	1,629,795	67,685
	PNC Financial Services Group Inc.	553,851	64,751
	Crown Castle International Corp.	554,377	60,222
	BlackRock Inc.	147,765	58,045
	Intercontinental Exchange Inc.	761,428	57,358
	S&P Global Inc.	335,550	57,023
	Bank of New York Mellon Corp.	1,190,836	56,053
	Marsh & McLennan Cos. Inc.	674,746	53,811
	Prologis Inc.	845,161	49,628
	Capital One Financial Corp.	631,820	47,759
	Progressive Corp.	782,861	47,230
	Aon plc	321,534	46,738
	American International Group Inc.	1,184,747	46,691
	Aflac Inc.	1,015,776	46,279
	Prudential Financial Inc.	551,775	44,997
	BB&T Corp.	1,031,712	44,694
	Travelers Cos. Inc.	353,930	42,383
	MetLife Inc.	989,161	40,615
	Public Storage	198,233	40,124
	Allstate Corp.	460,677	38,066
	Equinix Inc.	107,645	37,951
	Welltower Inc.	504,693	35,031
	Equity Residential	493,572	32,581
	AvalonBay Communities Inc.	185,018	32,202
	Moody’s Corp.	217,751	30,494
	State Street Corp.	482,653	30,441
	SunTrust Banks Inc.	600,290	30,279
	Digital Realty Trust Inc.	275,488	29,353
	T. Rowe Price Group Inc.	305,597	28,213
	Ventas Inc.	476,373	27,911
	Discover Financial Services	457,531	26,985
	Realty Income Corp.	392,650	24,753
*	SBA Communications Corp. Class A	151,579	24,539
	M&T Bank Corp.	168,707	24,147
	Northern Trust Corp.	281,960	23,569
	Boston Properties Inc.	206,271	23,216
*	IHS Markit Ltd.	472,653	22,673
	Weyerhaeuser Co.	1,008,666	22,049
	Essex Property Trust Inc.	88,357	21,666
	Hartford Financial Services Group Inc.	481,565	21,406
	Synchrony Financial	877,356	20,583
	Fifth Third Bancorp	870,055	20,472
	KeyCorp	1,372,294	20,283
	Ameriprise Financial Inc.	188,965	19,722
*	First Republic Bank	220,606	19,171
	Citizens Financial Group Inc.	621,349	18,473
	TD Ameritrade Holding Corp.	377,104	18,463
*	Markel Corp.	17,761	18,437
	Regions Financial Corp.	1,369,500	18,324
	Arthur J Gallagher & Co.	246,003	18,130
	HCP Inc.	634,452	17,720
*	CBRE Group Inc. Class A	431,130	17,262
	Annaly Capital Management Inc.	1,753,610	17,220
	Principal Financial Group Inc.	380,952	16,827
	Huntington Bancshares Inc.	1,401,113	16,701
	Host Hotels & Resorts Inc.	999,000	16,653
	Alexandria Real Estate Equities Inc.	142,121	16,378
	MSCI Inc. Class A	110,686	16,318
	Cincinnati Financial Corp.	207,517	16,066
	Loews Corp.	337,583	15,367
	Equifax Inc.	162,653	15,148
	Comerica Inc.	216,029	14,839
	E*TRADE Financial Corp.	337,666	14,817
	Mid-America Apartment Communities Inc.	153,690	14,708
	Cboe Global Markets Inc.	150,002	14,675
	Extra Space Storage Inc.	161,312	14,596
	UDR Inc.	367,913	14,577
	Vornado Realty Trust	234,527	14,548
	Lincoln National Corp.	283,209	14,531
	WP Carey Inc.	215,143	14,057

17

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Arch Capital Group Ltd.	521,104	13,924
*	Berkshire Hathaway Inc. Class A	45	13,770
*	SVB Financial Group	70,626	13,413
	KKR & Co. Inc. Class A	679,365	13,336
	Regency Centers Corp.	218,695	12,833
	Raymond James Financial Inc.	171,743	12,779
	Iron Mountain Inc.	392,185	12,711
	Duke Realty Corp.	490,602	12,707
	Nasdaq Inc.	154,518	12,604
	AGNC Investment Corp.	703,777	12,344
	Ally Financial Inc.	543,602	12,318
	Alleghany Corp.	19,082	11,894
	Everest Re Group Ltd.	54,367	11,839
	Reinsurance Group of America Inc. Class A	83,166	11,662
	Franklin Resources Inc.	390,148	11,572
	Federal Realty Investment Trust	97,286	11,484
	Fidelity National Financial Inc.	356,313	11,202
	Sun Communities Inc.	109,621	11,150
	Camden Property Trust	122,568	10,792
	Equity LifeStyle Properties Inc.	107,761	10,467
	Zions Bancorp NA	254,535	10,370
	National Retail Properties Inc.	211,450	10,257
	Western Union Co.	600,789	10,249
	MarketAxess Holdings Inc.	47,882	10,118
	Torchmark Corp.	131,817	9,824
	VEREIT Inc.	1,372,970	9,817
	Omega Healthcare Investors Inc.	276,842	9,731
	VICI Properties Inc.	494,005	9,277
	Invesco Ltd.	549,436	9,198
	WR Berkley Corp.	121,824	9,004
	Apartment Investment & Management Co.	204,663	8,981
	SL Green Realty Corp.	112,200	8,873
	SEI Investments Co.	191,378	8,842
	Voya Financial Inc.	217,035	8,712
	Kilroy Realty Corp.	137,687	8,658
	East West Bancorp Inc.	198,435	8,638
	Gaming and Leisure Properties Inc.	267,270	8,635
	Brown & Brown Inc.	312,870	8,623
	Unum Group	292,643	8,598
	Liberty Property Trust	204,645	8,571
*	Athene Holding Ltd. Class A	213,205	8,492
*	Black Knight Inc.	187,632	8,455
	Macerich Co.	188,202	8,145
	Kimco Realty Corp.	553,814	8,113
	Lamar Advertising Co. Class A	116,974	8,092
	American Financial Group Inc.	88,469	8,009
	Jones Lang LaSalle Inc.	62,628	7,929
	Old Republic International Corp.	385,000	7,919
	American Campus Communities Inc.	187,790	7,773
	STORE Capital Corp.	272,412	7,712
	Medical Properties Trust Inc.	477,187	7,673
	Commerce Bancshares Inc.	135,706	7,650
	CubeSmart	266,285	7,640
	Invitation Homes Inc.	378,000	7,590
	CyrusOne Inc.	141,680	7,492
	Healthcare Trust of America Inc. Class A	288,761	7,309
	Park Hotels & Resorts Inc.	278,827	7,244
	Douglas Emmett Inc.	210,078	7,170
	RenaissanceRe Holdings Ltd.	53,605	7,167
	People’s United Financial Inc.	486,944	7,027
	Signature Bank	68,332	7,025
	Starwood Property Trust Inc.	345,764	6,815
	Affiliated Managers Group Inc.	69,537	6,776
	EPR Properties	105,812	6,775
	New Residential Investment Corp.	475,325	6,754
	LPL Financial Holdings Inc.	109,634	6,696
	Cullen/Frost Bankers Inc.	75,002	6,596
	Hanover Insurance Group Inc.	56,213	6,564
	American Homes 4 Rent Class A	328,904	6,529
	First American Financial Corp.	145,912	6,514
	Lazard Ltd. Class A	171,530	6,331
*	Credit Acceptance Corp.	16,572	6,327
	Webster Financial Corp.	128,214	6,320
	Assurant Inc.	70,480	6,304
	Popular Inc.	133,410	6,300
	Brixmor Property Group Inc.	424,065	6,230
	New York Community Bancorp Inc.	656,833	6,181

18

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hudson Pacific Properties Inc.	207,922	6,042
	PacWest Bancorp	177,350	5,902
*	GCI Liberty Inc. Class A	140,489	5,783
	Life Storage Inc.	60,886	5,662
	Primerica Inc.	57,151	5,584
	First Horizon National Corp.	423,094	5,568
*	Howard Hughes Corp.	56,690	5,534
	Axis Capital Holdings Ltd.	106,080	5,478
	Prosperity Bancshares Inc.	86,886	5,413
	CIT Group Inc.	140,778	5,388
*	SLM Corp.	630,448	5,239
	Interactive Brokers Group Inc.	95,595	5,224
	Highwoods Properties Inc.	133,817	5,177
	Eaton Vance Corp.	147,017	5,172
	Assured Guaranty Ltd.	134,740	5,158
	First Financial Bankshares Inc.	89,188	5,145
	JBG SMITH Properties	144,448	5,028
	Umpqua Holdings Corp.	313,636	4,987
*	Green Dot Corp. Class A	62,603	4,978
*	MGIC Investment Corp.	474,126	4,959
*	Western Alliance Bancorp	125,054	4,938
	Hospitality Properties Trust	205,684	4,912
^	Pebblebrook Hotel Trust	172,728	4,890
	Wintrust Financial Corp.	73,392	4,880
	Synovus Financial Corp.	150,554	4,816
	Sterling Bancorp	291,633	4,815
	Selective Insurance Group Inc.	78,391	4,777
	Rayonier Inc.	171,806	4,757
*	Brighthouse Financial Inc.	155,785	4,748
	First Industrial Realty Trust Inc.	163,763	4,726
	Healthcare Realty Trust Inc.	165,373	4,703
	IBERIABANK Corp.	73,084	4,698
	Radian Group Inc.	287,119	4,697
	AXA Equitable Holdings Inc.	282,183	4,693
	Blackstone Mortgage Trust Inc. Class A	146,764	4,676
	United Bankshares Inc.	149,531	4,652
	Erie Indemnity Co. Class A	34,763	4,634
*	Zillow Group Inc.	145,670	4,600
	Janus Henderson Group plc	221,896	4,598
	Equity Commonwealth	152,474	4,576
	Kemper Corp.	68,808	4,567
	Associated Banc-Corp	225,306	4,459
*	Essent Group Ltd.	129,435	4,424
	Spirit Realty Capital Inc.	124,885	4,402
	Pinnacle Financial Partners Inc.	95,484	4,402
	Glacier Bancorp Inc.	110,151	4,364
	Cousins Properties Inc.	549,765	4,343
	CoreSite Realty Corp.	48,325	4,215
	FNB Corp.	421,958	4,152
	MB Financial Inc.	104,227	4,131
	Two Harbors Investment Corp.	321,470	4,128
	Chimera Investment Corp.	231,463	4,125
	Fulton Financial Corp.	265,457	4,109
	EastGroup Properties Inc.	44,705	4,101
	BankUnited Inc.	136,436	4,085
	CVB Financial Corp.	199,980	4,046
	Apple Hospitality REIT Inc.	283,088	4,037
	Bank OZK	176,291	4,025
	FirstCash Inc.	55,588	4,022
	Ryman Hospitality Properties Inc.	60,267	4,019
	Weingarten Realty Investors	161,671	4,011
	National Health Investors Inc.	52,357	3,955
	Community Bank System Inc.	66,997	3,906
	RLI Corp.	56,501	3,898
	Hancock Whitney Corp.	111,806	3,874
	Sunstone Hotel Investors Inc.	297,444	3,870
	MFA Financial Inc.	578,223	3,863
	Physicians Realty Trust	240,717	3,859
	Taubman Centers Inc.	84,669	3,852
	Columbia Banking System Inc.	106,034	3,848
	Stifel Financial Corp.	92,288	3,823
	TCF Financial Corp.	195,517	3,811
	Sabra Health Care REIT Inc.	229,669	3,785
	RLJ Lodging Trust	228,284	3,744
	Senior Housing Properties Trust	314,475	3,686
	Home BancShares Inc.	225,035	3,677
	Valley National Bancorp	411,239	3,652
	Bank of Hawaii Corp.	53,929	3,631
	Uniti Group Inc.	232,271	3,616
	Rexford Industrial Realty Inc.	122,357	3,606
	Paramount Group Inc.	284,544	3,574
	UMB Financial Corp.	57,943	3,533
	STAG Industrial Inc.	139,182	3,463

19

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	White Mountains Insurance Group Ltd.	4,013	3,442
	PS Business Parks Inc.	26,097	3,419
	Outfront Media Inc.	187,909	3,405
*	Texas Capital Bancshares Inc.	65,975	3,371
	Chemical Financial Corp.	91,717	3,358
	Cathay General Bancorp	99,878	3,349
	Aspen Insurance Holdings Ltd.	79,489	3,338
	Corporate Office Properties Trust	156,826	3,298
	Empire State Realty Trust Inc.	230,654	3,282
	CNO Financial Group Inc.	220,048	3,274
	Evercore Inc. Class A	45,265	3,239
	Terreno Realty Corp.	91,686	3,225
	Federated Investors Inc. Class B	121,423	3,224
	BancorpSouth Bank	123,180	3,220
	Investors Bancorp Inc.	307,788	3,201
	Americold Realty Trust	125,019	3,193
	International Bancshares Corp.	92,676	3,188
*	Zillow Group Inc. Class A	100,555	3,160
	Retail Properties of America Inc.	290,977	3,157
	First Hawaiian Inc.	139,681	3,144
	American Equity Investment Life Holding Co.	112,087	3,132
	GEO Group Inc.	158,794	3,128
*	Genworth Financial Inc. Class A	670,277	3,123
	Old National Bancorp	200,158	3,082
	Navient Corp.	341,584	3,009
	Brandywine Realty Trust	233,008	2,999
	Columbia Property Trust Inc.	153,460	2,969
	First Citizens BancShares Inc. Class A	7,855	2,962
	Colony Capital Inc.	631,437	2,955
	ProAssurance Corp.	72,491	2,940
	Apollo Commercial Real Estate Finance Inc.	175,186	2,919
	Argo Group International Holdings Ltd.	43,351	2,915
	Brookfield Property REIT Inc. Class A	180,887	2,912
	WesBanco Inc.	79,243	2,907
	Washington Federal Inc.	108,552	2,899
	Legg Mason Inc.	113,576	2,897
	Kennedy-Wilson Holdings Inc.	159,428	2,897
	CoreCivic Inc.	162,339	2,895
	South State Corp.	48,221	2,891
	First Financial Bancorp	121,830	2,890
	Piedmont Office Realty Trust Inc. Class A	169,311	2,885
	BOK Financial Corp.	38,737	2,841
	First Midwest Bancorp Inc.	142,119	2,815
	American Assets Trust Inc.	69,839	2,805
	CenterState Bank Corp.	132,070	2,779
^	Realogy Holdings Corp.	185,626	2,725
	Great Western Bancorp Inc.	86,576	2,706
	PotlatchDeltic Corp.	83,573	2,644
	Acadia Realty Trust	109,125	2,593
	Towne Bank	108,208	2,592
	Capitol Federal Financial Inc.	202,320	2,584
	Simmons First National Corp. Class A	106,947	2,581
	QTS Realty Trust Inc. Class A	69,516	2,576
	Westamerica Bancorporation	45,667	2,543
	Independent Bank Corp.	36,062	2,536
	Xenia Hotels & Resorts Inc.	146,587	2,521
	Santander Consumer USA Holdings Inc.	142,569	2,508
^	Tanger Factory Outlet Centers Inc.	123,191	2,491
*	OneMain Holdings Inc.	101,744	2,471
	Agree Realty Corp.	41,761	2,469
	First BanCorp	286,915	2,467
	DiamondRock Hospitality Co.	269,393	2,446
	Navigators Group Inc.	35,048	2,435
	Washington REIT	104,722	2,409
	Four Corners Property Trust Inc.	90,710	2,377
	Urban Edge Properties	142,525	2,369
	Lexington Realty Trust	285,576	2,345
	Union Bankshares Corp.	82,616	2,332
	Trustmark Corp.	81,687	2,322
	Retail Opportunity Investments Corp.	144,848	2,300
	Banner Corp.	42,897	2,294
*	Enstar Group Ltd.	13,637	2,285
	Hope Bancorp Inc.	189,078	2,242
	First Merchants Corp.	65,002	2,228
*,^	LendingTree Inc.	10,088	2,215

20

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	First Interstate BancSystem Inc. Class A	60,428	2,209
	Mack-Cali Realty Corp.	112,383	2,202
	Virtu Financial Inc. Class A	85,061	2,191
	Renasant Corp.	71,500	2,158
	LTC Properties Inc.	50,801	2,117
	United Community Banks Inc.	97,873	2,100
*	Eagle Bancorp Inc.	42,982	2,094
	Moelis & Co. Class A	60,477	2,079
	LegacyTexas Financial Group Inc.	64,252	2,062
	Invesco Mortgage Capital Inc.	141,919	2,055
	Horace Mann Educators Corp.	54,531	2,042
	Northwest Bancshares Inc.	119,901	2,031
	National General Holdings Corp.	83,568	2,023
	CareTrust REIT Inc.	108,881	2,010
	SITE Centers Corp.	180,989	2,004
	National Storage Affiliates Trust	74,395	1,968
*	Pacific Premier Bancorp Inc.	76,971	1,964
	Chesapeake Lodging Trust	80,029	1,949
	First Busey Corp.	79,342	1,947
	Mercury General Corp.	37,652	1,947
	Provident Financial Services Inc.	79,617	1,921
	NBT Bancorp Inc.	55,467	1,919
	ServisFirst Bancshares Inc.	60,002	1,912
*	FCB Financial Holdings Inc. Class A	56,864	1,909
	Heartland Financial USA Inc.	42,961	1,888
*	Axos Financial Inc.	74,964	1,888
	Tompkins Financial Corp.	25,156	1,887
	Ladder Capital Corp. Class A	121,320	1,877
	BGC Partners Inc. Class A	360,333	1,863
	Ameris Bancorp	58,673	1,858
	Ares Management Corp.	103,946	1,848
*	PennyMac Financial Services Inc.	84,888	1,805
	Waddell & Reed Financial Inc. Class A	99,654	1,802
	Employers Holdings Inc.	42,854	1,799
	Cadence BanCorp Class A	106,145	1,781
	Hilltop Holdings Inc.	97,932	1,746
	Global Net Lease Inc.	98,913	1,743
	Sandy Spring Bancorp Inc.	55,329	1,734
	Colony Credit Real Estate Inc.	109,520	1,729
	Houlihan Lokey Inc. Class A	46,612	1,715
	S&T Bancorp Inc.	44,726	1,692
	Walker & Dunlop Inc.	39,017	1,687
^	Industrial Logistics Properties Trust	85,605	1,684
*	Alexander & Baldwin Inc.	90,614	1,665
	United Fire Group Inc.	29,823	1,654
*	Seacoast Banking Corp. of Florida	63,106	1,642
	Redwood Trust Inc.	107,602	1,622
	Kearny Financial Corp.	125,232	1,605
	HFF Inc. Class A	48,410	1,605
	WSFS Financial Corp.	42,059	1,594
	Safety Insurance Group Inc.	19,463	1,592
^	American Finance Trust Inc.	118,971	1,585
	Kite Realty Group Trust	112,088	1,579
	Newmark Group Inc. Class A	195,981	1,572
	Universal Insurance Holdings Inc.	40,949	1,553
	First Commonwealth Financial Corp.	127,144	1,536
	Tier REIT Inc.	74,371	1,534
*	NMI Holdings Inc. Class A	85,371	1,524
	Artisan Partners Asset Management Inc. Class A	68,354	1,511
	Washington Trust Bancorp Inc.	31,506	1,497
	Park National Corp.	17,567	1,492
	AMERISAFE Inc.	26,049	1,477
*	Cannae Holdings Inc.	86,208	1,476
	Kinsale Capital Group Inc.	26,440	1,469
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	76,538	1,458
*	Cushman & Wakefield plc	98,534	1,426
	Southside Bancshares Inc.	44,218	1,404
*	LendingClub Corp.	524,768	1,380
	City Holding Co.	20,341	1,375
	James River Group Holdings Ltd.	37,332	1,364

21

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	PennyMac Mortgage Investment Trust	73,184	1,363
	Monmouth Real Estate Investment Corp.	109,889	1,363
	Heritage Financial Corp.	45,705	1,358
	American National Insurance Co.	10,675	1,358
*	PRA Group Inc.	55,357	1,349
	Brookline Bancorp Inc.	97,413	1,346
*	Marcus & Millichap Inc.	38,612	1,326
	Summit Hotel Properties Inc.	135,655	1,320
	Berkshire Hills Bancorp Inc.	48,876	1,318
^	Seritage Growth Properties Class A	40,626	1,313
	Easterly Government Properties Inc.	83,542	1,310
*	FGL Holdings	194,640	1,296
	Lakeland Financial Corp.	32,206	1,293
	Beneficial Bancorp Inc.	90,120	1,288
	TFS Financial Corp.	78,821	1,271
	Piper Jaffray Cos.	19,157	1,261
	First Bancorp	38,288	1,250
	Clearway Energy Inc.	72,107	1,244
	Investment Technology Group Inc.	40,648	1,229
	RPT Realty	102,704	1,227
	OceanFirst Financial Corp.	54,213	1,220
	Getty Realty Corp.	41,468	1,220
	BancFirst Corp.	24,309	1,213
	Washington Prime Group Inc.	248,670	1,209
	Stewart Information Services Corp.	28,948	1,198
	Clearway Energy Inc. Class A	70,646	1,195
	TriCo Bancshares	35,369	1,195
	TPG RE Finance Trust Inc.	65,130	1,191
	Boston Private Financial Holdings Inc.	111,475	1,178
	New York Mortgage Trust Inc.	199,408	1,175
	WisdomTree Investments Inc.	173,550	1,154
*,^	Redfin Corp.	79,304	1,142
	Arbor Realty Trust Inc.	112,162	1,129
	Independent Bank Group Inc.	24,468	1,120
	OFG Bancorp	67,796	1,116
*	Third Point Reinsurance Ltd.	113,306	1,092
*	Mr Cooper Group Inc.	92,964	1,085
	Chatham Lodging Trust	61,271	1,083
	InfraREIT Inc.	51,067	1,073
	State Bank Financial Corp.	49,313	1,065
	ARMOUR Residential REIT Inc.	51,565	1,057
	National Bank Holdings Corp. Class A	34,150	1,054
	Enterprise Financial Services Corp.	27,690	1,042
*	World Acceptance Corp.	10,123	1,035
	Independence Realty Trust Inc.	110,558	1,015
	Universal Health Realty Income Trust	16,465	1,010
*	Ambac Financial Group Inc.	58,493	1,008
	PJT Partners Inc.	25,934	1,005
*	Flagstar Bancorp Inc.	37,895	1,000
	United Financial Bancorp Inc.	67,462	992
	Granite Point Mortgage Trust Inc.	54,924	990
	Armada Hoffler Properties Inc.	70,103	986
*	MBIA Inc.	110,420	985
*	Columbia Financial Inc.	64,226	982
	Bryn Mawr Bank Corp.	26,875	925
	Central Pacific Financial Corp.	37,700	918
	Cohen & Steers Inc.	26,645	914
*	Encore Capital Group Inc.	38,773	911
	Meridian Bancorp Inc.	63,491	909
*	Triumph Bancorp Inc.	30,403	903
	Stock Yards Bancorp Inc.	27,465	901
	Nelnet Inc. Class A	17,210	901
	FBL Financial Group Inc. Class A	13,698	899
	Hersha Hospitality Trust Class A	51,224	898
	Lakeland Bancorp Inc.	59,694	884
^	Government Properties Income Trust	128,609	884
	National Western Life Group Inc. Class A	2,933	882
*	eHealth Inc.	22,535	866
	Franklin Street Properties Corp.	138,256	861
	NexPoint Residential Trust Inc.	24,486	858
	Select Income REIT	115,984	854
	Meta Financial Group Inc.	43,386	841
*	National Commerce Corp.	23,250	837
	Carolina Financial Corp.	28,224	835
	Essential Properties Realty Trust Inc.	60,332	835

22

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Amalgamated Bank Class A	42,590	831
	Alexander’s Inc.	2,722	830
	Urstadt Biddle Properties Inc. Class A	43,106	828
	Jernigan Capital Inc.	41,784	828
	Hamilton Lane Inc. Class A	22,358	827
	TrustCo Bank Corp. NY	119,531	820
	Capstead Mortgage Corp.	122,229	815
	Investors Real Estate Trust	16,576	813
	Oritani Financial Corp.	54,513	804
	Saul Centers Inc.	16,885	797
	Univest Corp. of Pennsylvania	36,950	797
	State Auto Financial Corp.	23,328	794
	Preferred Bank	18,279	792
	Community Trust Bancorp Inc.	19,999	792
	Preferred Apartment Communities Inc. Class A	56,157	790
	Hanmi Financial Corp.	40,071	789
	Community Healthcare Trust Inc.	27,316	788
	German American Bancorp Inc.	28,051	779
	ConnectOne Bancorp Inc.	41,653	769
	iStar Inc.	83,823	769
	Northfield Bancorp Inc.	56,488	765
*	Enova International Inc.	39,296	765
	Banc of California Inc.	57,199	761
	Flushing Financial Corp.	35,116	756
	Horizon Bancorp Inc.	47,401	748
	FB Financial Corp.	21,307	746
	Fidelity Southern Corp.	28,471	741
	Virtus Investment Partners Inc.	9,290	738
	Great Southern Bancorp Inc.	15,989	736
*	HomeStreet Inc.	34,600	735
	Dime Community Bancshares Inc.	42,665	724
*	Allegiance Bancshares Inc.	22,237	720
	Gladstone Commercial Corp.	40,077	718
	Bank of Marin Bancorp	17,342	715
	KKR Real Estate Finance Trust Inc.	36,963	708
	CBTX Inc.	23,974	705
	Peoples Bancorp Inc.	23,390	704
*	INTL. FCStone Inc.	19,088	698
*	Customers Bancorp Inc.	38,154	694
	Camden National Corp.	19,068	686
	Federal Agricultural Mortgage Corp.	11,344	686
	RE/MAX Holdings Inc. Class A	22,223	683
	Guaranty Bancorp	32,474	674
	Independent Bank Corp.	32,040	673
*	Focus Financial Partners Inc. Class A	25,403	669
*	Veritex Holdings Inc.	31,190	667
	CorePoint Lodging Inc.	54,016	662
	First Community Bankshares Inc.	20,932	659
	Blue Hills Bancorp Inc.	30,795	657
*	TriState Capital Holdings Inc.	33,117	644
	First Defiance Financial Corp.	26,244	643
	Diamond Hill Investment Group Inc.	4,291	641
	Heritage Commerce Corp.	56,497	641
	Arrow Financial Corp.	19,987	640
	Whitestone REIT	51,730	634
	First of Long Island Corp.	31,289	624
*	First Foundation Inc.	48,041	618
*	Equity Bancshares Inc. Class A	17,516	617
	People’s Utah Bancorp	20,164	608
*	St. Joe Co.	45,998	606
	Bridge Bancorp Inc.	23,747	605
	Mercantile Bank Corp.	21,414	605
*	Willscot Corp. Class A	63,506	598
	HomeTrust Bancshares Inc.	22,842	598
	Waterstone Financial Inc.	34,796	583
^	Innovative Industrial Properties Inc.	12,765	579
	CorEnergy Infrastructure Trust Inc.	17,400	576
	First Financial Corp.	14,300	574
	Peapack Gladstone Financial Corp.	22,776	574
	AG Mortgage Investment Trust Inc.	35,772	570
	QCR Holdings Inc.	17,639	566
	Midland States Bancorp Inc.	25,299	565
	United Community Financial Corp.	63,620	563
	Front Yard Residential Corp.	63,364	553
	Green Bancorp Inc.	32,162	551
*	Bancorp Inc.	69,142	550
	Opus Bank	27,927	547

23

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Republic Bancorp Inc. Class A	14,113	546
*	Nicolet Bankshares Inc.	11,144	544
	Anworth Mortgage Asset Corp.	130,375	527
*	Bridgewater Bancshares Inc.	49,817	526
	First Bancshares Inc.	16,886	511
	Financial Institutions Inc.	19,793	509
	HCI Group Inc.	9,953	506
	Greenhill & Co. Inc.	20,715	505
*	Atlantic Capital Bancshares Inc.	30,840	505
	Retail Value Inc.	19,658	503
	UMH Properties Inc.	42,323	501
	First Mid-Illinois Bancshares Inc.	15,526	496
*	Spirit of Texas Bancshares Inc.	21,753	496
^	Pennsylvania REIT	82,786	492
	Old Second Bancorp Inc.	37,528	488
	Farmers & Merchants Bancorp Inc.	12,503	481
	Live Oak Bancshares Inc.	32,174	476
	Ashford Hospitality Trust Inc.	118,653	475
*	FRP Holdings Inc.	10,155	467
	One Liberty Properties Inc.	19,080	462
	City Office REIT Inc.	45,084	462
*	EZCORP Inc. Class A	59,767	462
	CatchMark Timber Trust Inc. Class A	64,676	459
	RMR Group Inc. Class A	8,591	456
	Western Asset Mortgage Capital Corp.	54,631	456
	Old Line Bancshares Inc.	17,303	455
	United Insurance Holdings Corp.	27,288	454
*	Byline Bancorp Inc.	27,197	453
	Access National Corp.	21,221	453
	Bar Harbor Bankshares	19,940	447
	Heritage Insurance Holdings Inc.	30,176	444
	BBX Capital Corp. Class A	76,324	437
*	Cowen Inc. Class A	32,539	434
	Farmers National Banc Corp.	34,010	433
*	Franklin Financial Network Inc.	16,223	428
	Ares Commercial Real Estate Corp.	32,795	428
	Orchid Island Capital Inc.	66,634	426
	Cambridge Bancorp	5,114	426
	Spirit MTA REIT	59,226	422
	Dynex Capital Inc.	73,758	422
	Global Indemnity Ltd.	11,637	422
	Citizens & Northern Corp.	15,926	421
*	On Deck Capital Inc.	71,186	420
	New Senior Investment Group Inc.	101,008	416
*	Health Insurance Innovations Inc. Class A	15,540	415
^	CBL & Associates Properties Inc.	211,272	406
	CNB Financial Corp.	17,546	403
	1st Source Corp.	9,974	402
	PCSB Financial Corp.	20,540	402
*	Tejon Ranch Co.	24,213	401
*,^	Citizens Inc. Class A	53,296	401
	Merchants Bancorp	20,018	400
*	Republic First Bancorp Inc.	66,787	399
	Exantas Capital Corp.	39,487	396
	West Bancorporation Inc.	20,495	391
	Sierra Bancorp	15,939	383
	Western New England Bancorp Inc.	37,428	376
	First Bancorp Inc.	14,202	374
	EMC Insurance Group Inc.	11,490	366
	Westwood Holdings Group Inc.	10,657	362
	Braemar Hotels & Resorts Inc.	40,146	359
	ACNB Corp.	9,069	356
*	International Money Express Inc.	29,633	354
*	Greenlight Capital Re Ltd. Class A	40,839	352
	MidWestOne Financial Group Inc.	14,041	349
	Home Bancorp Inc.	9,723	344
	Ready Capital Corp.	24,852	344
	Cedar Realty Trust Inc.	109,181	343
	Cherry Hill Mortgage Investment Corp.	19,460	341
*	Goosehead Insurance Inc. Class A	12,942	340
	Bluerock Residential Growth REIT Inc. Class A	37,632	339
	Southern National Bancorp of Virginia Inc.	25,560	338
	Southern Missouri Bancorp Inc.	9,950	337
	National Bankshares Inc.	9,254	337
	Peoples Financial Services Corp.	7,552	333

24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Hingham Institution for Savings	1,669	330
	Macatawa Bank Corp.	33,734	325
	Northrim BanCorp Inc.	9,849	324
	Enterprise Bancorp Inc.	9,969	321
	Guaranty Bancshares Inc.	10,729	320
	Oppenheimer Holdings Inc. Class A	12,518	320
*	Baycom Corp.	13,851	320
*	BSB Bancorp Inc.	11,261	316
	Central Valley Community Bancorp	16,485	311
	Business First Bancshares Inc.	12,831	311
	Clipper Realty Inc.	23,428	306
	Origin Bancorp Inc.	8,938	305
	Investar Holding Corp.	12,212	303
	Ladenburg Thalmann Financial Services Inc.	129,636	302
	BankFinancial Corp.	20,115	301
*	HarborOne Bancorp Inc.	18,900	300
	FedNat Holding Co.	15,015	299
	Civista Bancshares Inc.	17,153	299
*	Howard Bancorp Inc.	20,657	295
*	National Energy Services Reunited Corp.	33,567	291
	First Bank	23,584	286
	Safety Income & Growth Inc.	15,047	283
	Investors Title Co.	1,588	281
*	SmartFinancial Inc.	15,354	281
	American National Bankshares Inc.	9,481	278
*	Southern First Bancshares Inc.	8,618	276
	First Choice Bancorp	12,189	275
	Reliant Bancorp Inc.	11,915	275
	RBB Bancorp	15,558	273
	Bank of Commerce Holdings	24,532	269
	Donegal Group Inc. Class A	19,688	269
	First Internet Bancorp	13,037	266
	MedEquities Realty Trust Inc.	38,903	266
	MutualFirst Financial Inc.	9,944	264
	Bankwell Financial Group Inc.	9,187	264
	Capital City Bank Group Inc.	11,361	264
	Century Bancorp Inc. Class A	3,846	260
	Territorial Bancorp Inc.	9,930	258
^	Arlington Asset Investment Corp. Class A	35,257	255
	Marlin Business Services Corp.	11,397	254
*	Safeguard Scientifics Inc.	29,463	254
*	Regional Management Corp.	10,499	253
	Bank of Princeton	8,990	251
	Consolidated-Tomoka Land Co.	4,473	235
	Codorus Valley Bancorp Inc.	11,009	234
	Great Ajax Corp.	19,408	234
	Owens Realty Mortgage Inc.	12,360	232
	Penns Woods Bancorp Inc.	5,707	230
*	PICO Holdings Inc.	25,025	229
	Tiptree Inc.	40,303	225
	Pzena Investment Management Inc. Class A	25,932	224
	Riverview Bancorp Inc.	30,689	223
*	Select Bancorp Inc.	17,984	223
	Global Medical REIT Inc.	24,978	222
	MidSouth Bancorp Inc.	20,913	222
	First Business Financial Services Inc.	11,287	220
*	Altisource Portfolio Solutions SA	9,550	215
	Unity Bancorp Inc.	10,304	214
	MBT Financial Corp.	22,920	213
*	Community Bankers Trust Corp.	29,007	209
	SI Financial Group Inc.	16,329	208
	Summit Financial Group Inc.	10,758	208
	Independence Holding Co.	5,895	208
	Kingstone Cos. Inc.	11,704	207
	ESSA Bancorp Inc.	13,228	206
	Protective Insurance Corp. Class B	12,100	201
	Mackinac Financial Corp.	14,717	201
*,^	Forestar Group Inc.	14,401	199
	1st Constitution Bancorp	9,995	199
	Orrstown Financial Services Inc.	10,756	196
	GAIN Capital Holdings Inc.	31,697	195
	MVB Financial Corp.	10,817	195
*	Stratus Properties Inc.	8,112	195
	Timberland Bancorp Inc.	8,660	193
*	Ocwen Financial Corp.	143,480	192
	Shore Bancshares Inc.	13,220	192

25

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Metropolitan Bank Holding Corp.	6,211	192
	First Northwest Bancorp	12,915	192
	First Financial Northwest Inc.	12,350	191
*	Entegra Financial Corp.	9,167	190
	Gladstone Land Corp.	16,534	190
	First Community Corp.	9,697	188
	United Security Bancshares	19,433	186
^	Fidelity D&D Bancorp Inc.	2,862	184
	Community Financial Corp.	6,231	182
*	Curo Group Holdings Corp.	19,130	182
	FS Bancorp Inc.	4,195	180
*	NI Holdings Inc.	11,421	180
	Premier Financial Bancorp Inc.	11,994	179
	Evans Bancorp Inc.	5,452	177
*	Victory Capital Holdings Inc. Class A	17,285	177
	Chemung Financial Corp.	4,251	176
	CB Financial Services Inc.	7,022	174
	Associated Capital Group Inc. Class A	4,865	171
*,^	eXp World Holdings Inc.	24,068	170
	Northeast Bancorp	10,039	168
	Sotherly Hotels Inc.	29,506	166
	Ellington Residential Mortgage REIT	16,103	165
	SB One Bancorp	7,973	163
	LCNB Corp.	10,754	163
	Norwood Financial Corp.	4,869	161
	Farmland Partners Inc.	35,339	160
	Sterling Bancorp Inc.	23,031	160
	Parke Bancorp Inc.	8,520	159
*	Hallmark Financial Services Inc.	14,538	155
	Maiden Holdings Ltd.	91,792	151
	Middlefield Banc Corp.	3,561	151
	BCB Bancorp Inc.	14,412	151
*	Esquire Financial Holdings Inc.	6,673	145
	First United Corp.	9,052	144
*	Elevate Credit Inc.	32,060	144
	C&F Financial Corp.	2,608	139
	BRT Apartments Corp.	11,841	135
	Prudential Bancorp Inc.	7,563	133
	Ohio Valley Banc Corp.	3,758	133
	Peoples Bancorp of North Carolina Inc.	5,410	132
*	Malvern Bancorp Inc.	6,563	129
	SB Financial Group Inc.	7,370	121
	Provident Financial Holdings Inc.	7,627	118
	First Guaranty Bancshares Inc.	5,059	117
	GAMCO Investors Inc. Class A	6,729	114
*	Pacific Mercantile Bancorp	15,725	112
*	PDL Community Bancorp	8,780	112
*	Rafael Holdings Inc. Class B	14,091	112
*	Intersections Inc.	29,837	110
	Union Bankshares Inc.	2,294	110
	Old Point Financial Corp.	4,966	108
*	Maui Land & Pineapple Co. Inc.	10,762	107
	Hunt Cos. Finance Trust Inc.	37,285	107
	Greene County Bancorp Inc.	3,403	106
	Two River Bancorp	6,850	105
	Capstar Financial Holdings Inc.	7,083	104
	DNB Financial Corp.	3,790	102
	Luther Burbank Corp.	11,129	100
*	Trinity Place Holdings Inc.	22,938	100
	County Bancorp Inc.	5,634	98
	American River Bankshares	6,997	97
*	FVCBankcorp Inc.	5,423	96
*	Atlas Financial Holdings Inc.	11,548	93
*	Ashford Inc.	1,753	91
*	Security National Financial Corp. Class A	16,756	86
	AmeriServ Financial Inc.	20,965	84
	Hawthorn Bancshares Inc.	4,014	84
	Silvercrest Asset Management Group Inc. Class A	6,301	83
	Griffin Industrial Realty Inc.	2,612	83
	PB Bancorp Inc.	7,590	83
*	Performant Financial Corp.	35,904	81
*	Consumer Portfolio Services Inc.	26,534	80
	Bank of the James Financial Group Inc.	5,730	74
*	Provident Bancorp Inc.	3,376	73
	Level One Bancorp Inc.	3,129	70
*	Aspen Group Inc.	12,543	69
	Plumas Bancorp	2,788	63
*	MoneyGram International Inc.	31,338	63
	First Savings Financial Group Inc.	1,165	61
§	Winthrop Realty Trust	55,387	60
	Severn Bancorp Inc.	7,233	58
	Blue Capital Reinsurance Holdings Ltd.	10,055	55

26

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Impac Mortgage Holdings Inc.	14,053	53
	Manhattan Bridge Capital Inc.	9,392	53
	Condor Hospitality Trust Inc.	7,382	51
*	Bank7 Corp.	3,800	51
	Global Self Storage Inc.	11,862	47
*	Transcontinental Realty Investors Inc.	1,621	46
	Hennessy Advisors Inc.	4,513	45
	Pathfinder Bancorp Inc.	3,032	43
	Sound Financial Bancorp Inc.	1,292	42
*	Jason Industries Inc.	29,366	40
	Eagle Bancorp Montana Inc.	2,476	40
	Manning & Napier Inc.	22,543	40
*	Nicholas Financial Inc.	3,692	38
*	Altisource Asset Management Corp.	1,269	38
	Ames National Corp.	1,420	36
	MSB Financial Corp.	1,997	36
	Sachem Capital Corp.	8,669	34
*	Meridian Corp.	1,909	32
	US Global Investors Inc. Class A	27,714	30
*,^	Riot Blockchain Inc.	18,898	29
	Bancorp 34 Inc.	1,647	24
*	Community First Bancshares Inc.	2,024	24
	Citizens Community Bancorp Inc.	2,076	23
*	Randolph Bancorp Inc.	1,551	22
*	Limestone Bancorp Inc.	1,525	21
	Central Federal Corp.	1,717	20
*	Conifer Holdings Inc.	4,822	17
*	Capital Bancorp Inc.	1,124	13
*,^	Wheeler REIT Inc.	13,699	12
	Asta Funding Inc.	2,806	12
	Ottawa Bancorp Inc.	873	12
	IF Bancorp Inc.	572	12
*	Coastal Financial Corp.	753	11
	WVS Financial Corp.	623	9
*	First Western Financial Inc.	690	8
	Medley Management Inc. Class A	2,078	8
	First US Bancshares Inc.	976	8
	Bank of South Carolina Corp.	388	7
*	Tremont Mortgage Trust	692	6
	Standard AVB Financial Corp.	187	6
	Summit State Bank	300	4
	Southwest Georgia Financial Corp.	153	3
*	Siebert Financial Corp.	148	2
*	National Holdings Corp.	454	1
	Plymouth Industrial REIT Inc.	84	1
	Citizens First Corp.	39	1
*	FlexShopper Inc.	250	—
*	Ditech Holding Corp. Warrants 01/31/2028	4,209	—
*,§	Ditech Holding Corp. Series B Warrants 01/31/2028	3,340	—
			6,533,799
Health Care (13.9%)
	Johnson & Johnson	3,591,755	463,516
	Pfizer Inc.	7,739,682	337,837
	UnitedHealth Group Inc.	1,287,126	320,649
	Merck & Co. Inc.	3,481,789	266,044
	AbbVie Inc.	2,014,880	185,752
	Abbott Laboratories	2,348,975	169,901
	Amgen Inc.	853,004	166,054
	Medtronic plc	1,799,198	163,655
	Eli Lilly & Co.	1,278,141	147,906
	Thermo Fisher Scientific Inc.	538,073	120,415
	Bristol-Myers Squibb Co.	2,189,529	113,812
	Gilead Sciences Inc.	1,731,761	108,322
*	Cigna Corp.	509,653	96,793
	Anthem Inc.	345,830	90,825
*	Biogen Inc.	270,575	81,421
	Becton Dickinson and Co.	357,942	80,652
*	Intuitive Surgical Inc.	153,406	73,469
*	Boston Scientific Corp.	1,856,352	65,603
	Stryker Corp.	401,239	62,894
	Allergan plc	452,846	60,527
*	Celgene Corp.	942,929	60,432
*	Illumina Inc.	199,706	59,898
*	Vertex Pharmaceuticals Inc.	344,506	57,088
	Zoetis Inc.	648,134	55,441
	Humana Inc.	183,849	52,669
	HCA Healthcare Inc.	369,456	45,979
	Baxter International Inc.	674,645	44,405
*	Edwards Lifesciences Corp.	279,908	42,874
*	Regeneron Pharmaceuticals Inc.	107,347	40,094
*	Centene Corp.	261,335	30,132
	Zimmer Biomet Holdings Inc.	273,633	28,381
*	Alexion Pharmaceuticals Inc.	286,454	27,889
*	IQVIA Holdings Inc.	228,106	26,499

27

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	ResMed Inc.	192,725	21,946
*	IDEXX Laboratories Inc.	117,384	21,836
*	Align Technology Inc.	102,461	21,458
*	BioMarin Pharmaceutical Inc.	242,362	20,637
*	ABIOMED Inc.	57,557	18,708
*	Mylan NV	664,151	18,198
	Cardinal Health Inc.	396,056	17,664
*	Laboratory Corp. of America Holdings	135,636	17,139
	Cooper Cos. Inc.	66,670	16,968
*	Henry Schein Inc.	206,026	16,177
	Teleflex Inc.	62,398	16,129
*	Hologic Inc.	388,699	15,976
*	WellCare Health Plans Inc.	67,411	15,915
*	Incyte Corp.	246,144	15,652
	Quest Diagnostics Inc.	183,024	15,240
*	DexCom Inc.	120,008	14,377
*	Varian Medical Systems Inc.	124,088	14,060
	Universal Health Services Inc. Class B	115,217	13,430
	STERIS plc	114,548	12,239
	Dentsply Sirona Inc.	296,867	11,046
*	Exact Sciences Corp.	163,951	10,345
	West Pharmaceutical Services Inc.	101,332	9,934
*	Sarepta Therapeutics Inc.	89,644	9,783
*	Jazz Pharmaceuticals plc	76,902	9,533
*	Molina Healthcare Inc.	78,687	9,145
*	Ionis Pharmaceuticals Inc.	166,821	9,018
*	Alnylam Pharmaceuticals Inc.	122,416	8,925
*	Neurocrine Biosciences Inc.	123,825	8,842
*	DaVita Inc.	165,526	8,518
*	Seattle Genetics Inc.	143,482	8,130
*	Exelixis Inc.	407,197	8,010
	Hill-Rom Holdings Inc.	88,811	7,864
	Encompass Health Corp.	123,558	7,624
*	Nektar Therapeutics Class A	230,481	7,576
*	Charles River Laboratories International Inc.	65,846	7,452
*	Bluebird Bio Inc.	73,773	7,318
	Bio-Techne Corp.	49,914	7,224
*	PRA Health Sciences Inc.	78,014	7,174
*	Haemonetics Corp.	71,034	7,107
*	Masimo Corp.	66,172	7,105
*	Bio-Rad Laboratories Inc. Class A	28,102	6,526
	Chemed Corp.	22,351	6,332
	Perrigo Co. plc	162,017	6,278
*	Insulet Corp.	78,224	6,205
*	ICU Medical Inc.	26,722	6,136
*	Catalent Inc.	196,508	6,127
*	Alkermes plc	206,080	6,081
*	United Therapeutics Corp.	55,172	6,008
*	Sage Therapeutics Inc.	60,143	5,761
*	Loxo Oncology Inc.	36,603	5,127
*	Penumbra Inc.	41,084	5,020
*	Amedisys Inc.	42,841	5,017
*	HealthEquity Inc.	78,232	4,667
*	FibroGen Inc.	100,739	4,662
*	Wright Medical Group NV	167,992	4,573
*	Teladoc Health Inc.	87,911	4,358
*	Globus Medical Inc.	100,678	4,357
*	Horizon Pharma plc	220,687	4,312
*	Syneos Health Inc.	109,059	4,291
*	Integra LifeSciences Holdings Corp.	91,642	4,133
*	Array BioPharma Inc.	289,479	4,125
^	Healthcare Services Group Inc.	102,020	4,099
	Bruker Corp.	135,241	4,026
*	Merit Medical Systems Inc.	70,176	3,917
*	LHC Group Inc.	40,667	3,818
*	Neogen Corp.	66,963	3,817
*	TESARO Inc.	51,046	3,790
*	MEDNAX Inc.	113,141	3,734
*	Ligand Pharmaceuticals Inc.	27,282	3,702
	Cantel Medical Corp.	47,093	3,506
*	Emergent BioSolutions Inc.	58,148	3,447
*	Novocure Ltd.	100,729	3,372
*	NuVasive Inc.	67,379	3,339
*	Acadia Healthcare Co. Inc.	120,592	3,100
*	Inogen Inc.	24,697	3,067
*	HMS Holdings Corp.	108,934	3,064
*	Myriad Genetics Inc.	104,973	3,052
*	Agios Pharmaceuticals Inc.	66,164	3,051
*	Omnicell Inc.	49,728	3,045
*	Immunomedics Inc.	211,965	3,025
*	Blueprint Medicines Corp.	55,788	3,008
*	Intercept Pharmaceuticals Inc.	28,791	2,902
*	Avanos Medical Inc.	63,344	2,837
*	Global Blood Therapeutics Inc.	67,879	2,786
*	Repligen Corp.	51,618	2,722
*	Glaukos Corp.	47,444	2,665
*	Tandem Diabetes Care Inc.	69,808	2,651
	Ensign Group Inc.	66,000	2,560

28

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Ultragenyx Pharmaceutical Inc.	58,877	2,560
*	Arena Pharmaceuticals Inc.	65,240	2,541
*	NxStage Medical Inc.	87,370	2,501
*	ACADIA Pharmaceuticals Inc.	153,277	2,479
*	Halozyme Therapeutics Inc.	168,822	2,470
*	BioTelemetry Inc.	40,745	2,433
*	Heron Therapeutics Inc.	92,460	2,398
*	Amicus Therapeutics Inc.	246,932	2,366
*	Xencor Inc.	64,264	2,324
*	MyoKardia Inc.	47,147	2,304
*	Tenet Healthcare Corp.	133,761	2,293
*	Pacira Pharmaceuticals Inc.	53,064	2,283
*	Aerie Pharmaceuticals Inc.	62,371	2,252
*	Acceleron Pharma Inc.	50,960	2,219
	CONMED Corp.	34,514	2,216
*	Supernus Pharmaceuticals Inc.	66,369	2,205
	Patterson Cos. Inc.	109,331	2,149
*	Select Medical Holdings Corp.	139,858	2,147
*	PTC Therapeutics Inc.	61,694	2,117
*	Quidel Corp.	43,322	2,115
*	Prestige Consumer Healthcare Inc.	67,515	2,085
*	Endo International plc	274,894	2,007
*	STAAR Surgical Co.	62,282	1,987
*	Amneal Pharmaceuticals Inc.	144,353	1,953
*	iRhythm Technologies Inc.	28,001	1,946
*	Atara Biotherapeutics Inc.	55,976	1,945
*	Zogenix Inc.	52,078	1,899
*	Ironwood Pharmaceuticals Inc. Class A	182,474	1,890
*	Corcept Therapeutics Inc.	139,456	1,863
*	Magellan Health Inc.	32,667	1,858
*	REGENXBIO Inc.	43,864	1,840
*	Medpace Holdings Inc.	34,689	1,836
*	Genomic Health Inc.	28,194	1,816
*	Vanda Pharmaceuticals Inc.	68,405	1,787
	US Physical Therapy Inc.	17,444	1,785
*	AnaptysBio Inc.	27,205	1,735
*	Cambrex Corp.	45,806	1,730
*	Mallinckrodt plc	107,356	1,696
*,^	Denali Therapeutics Inc.	80,919	1,672
*	Medicines Co.	85,969	1,645
*	Brookdale Senior Living Inc.	244,944	1,641
*	Spark Therapeutics Inc.	41,502	1,624
*	Mirati Therapeutics Inc.	37,765	1,602
*,^	Portola Pharmaceuticals Inc.	80,941	1,580
*	Innoviva Inc.	88,468	1,544
*,^	Theravance Biopharma Inc.	58,884	1,507
*	Sangamo Therapeutics Inc.	130,494	1,498
*	Nevro Corp.	37,310	1,451
*	AtriCure Inc.	47,373	1,450
*	Natus Medical Inc.	42,559	1,448
*,^	Esperion Therapeutics Inc.	31,205	1,435
*	NeoGenomics Inc.	113,402	1,430
	Atrion Corp.	1,914	1,418
*	Reata Pharmaceuticals Inc. Class A	25,105	1,408
*	WageWorks Inc.	50,890	1,382
*	Pacific Biosciences of California Inc.	186,740	1,382
*	Momenta Pharmaceuticals Inc.	125,113	1,381
*	Iovance Biotherapeutics Inc.	154,844	1,370
	Luminex Corp.	57,382	1,326
*	Insmed Inc.	100,393	1,317
*	OPKO Health Inc.	434,747	1,309
*	Enanta Pharmaceuticals Inc.	18,468	1,308
*	Tivity Health Inc.	52,418	1,301
*	Retrophin Inc.	57,010	1,290
*	Editas Medicine Inc.	56,479	1,285
*,^	Arrowhead Pharmaceuticals Inc.	102,460	1,273
*	Cardiovascular Systems Inc.	44,660	1,272
*	Aimmune Therapeutics Inc.	52,802	1,263
*	Madrigal Pharmaceuticals Inc.	11,002	1,240
*	CryoLife Inc.	42,874	1,217
*	Orthofix Medical Inc.	22,862	1,200
*	Varex Imaging Corp.	50,474	1,195
*	Clovis Oncology Inc.	66,283	1,190
*	BioCryst Pharmaceuticals Inc.	144,685	1,168
*	Spectrum Pharmaceuticals Inc.	125,140	1,095
*	Intersect ENT Inc.	38,629	1,089
*	Revance Therapeutics Inc.	53,974	1,087
*,^	Allogene Therapeutics Inc.	39,858	1,073
*	CareDx Inc.	42,483	1,068
	National HealthCare Corp.	13,600	1,067
*	Invitae Corp.	94,146	1,041
*	AngioDynamics Inc.	50,171	1,010

29

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Radius Health Inc.	60,495	998
*,^	TherapeuticsMD Inc.	261,661	997
*	Audentes Therapeutics Inc.	45,563	971
*	OraSure Technologies Inc.	82,973	969
*	Acorda Therapeutics Inc.	61,195	953
*	Vericel Corp.	54,779	953
*	R1 RCM Inc.	118,183	940
	Meridian Bioscience Inc.	53,716	933
*	Tactile Systems Technology Inc.	20,441	931
*	ImmunoGen Inc.	193,472	929
*	Amphastar Pharmaceuticals Inc.	46,374	923
*	Novavax Inc.	493,476	908
*	CytomX Therapeutics Inc.	59,058	892
*	Cerus Corp.	175,224	888
*	AxoGen Inc.	42,079	860
*	Puma Biotechnology Inc.	41,793	850
*	Addus HomeCare Corp.	12,472	847
*	Rhythm Pharmaceuticals Inc.	30,716	826
*	Hanger Inc.	43,507	824
*	Inspire Medical Systems Inc.	19,436	821
	HealthStream Inc.	33,424	807
*	Natera Inc.	57,075	797
*	Alder Biopharmaceuticals Inc.	76,669	786
*	Surmodics Inc.	16,446	777
*	Fate Therapeutics Inc.	58,400	749
*	Dynavax Technologies Corp.	80,479	736
*	Heska Corp.	8,545	736
*	CorVel Corp.	11,897	734
*	Lantheus Holdings Inc.	46,900	734
*	Guardant Health Inc.	19,388	729
*	MacroGenics Inc.	56,378	716
*	Dicerna Pharmaceuticals Inc.	66,005	706
*	G1 Therapeutics Inc.	36,616	701
*	Coherus Biosciences Inc.	75,299	681
*	Athenex Inc.	53,391	678
*,^	Omeros Corp.	60,160	670
*	Intra-Cellular Therapies Inc.	58,139	662
*	Assembly Biosciences Inc.	29,203	661
*	Collegium Pharmaceutical Inc.	37,664	647
*,^	ViewRay Inc.	105,438	640
*	Karyopharm Therapeutics Inc.	67,908	636
*	AMAG Pharmaceuticals Inc.	41,765	634
*	Eagle Pharmaceuticals Inc.	15,723	633
*	BioScrip Inc.	173,477	619
*	Akebia Therapeutics Inc.	111,967	619
*	Arcus Biosciences Inc.	56,292	606
*	Kura Oncology Inc.	43,111	605
*,^	UNITY Biotechnology Inc.	36,826	599
*	Anika Therapeutics Inc.	17,743	596
*,^	Apollo Medical Holdings Inc.	29,706	590
*	Cymabay Therapeutics Inc.	74,424	586
*	Veracyte Inc.	46,342	583
*	Allakos Inc.	11,102	580
*	Ra Pharmaceuticals Inc.	31,879	580
*,^	Intrexon Corp.	88,345	578
*,^	Viking Therapeutics Inc.	75,523	578
*	Solid Biosciences Inc.	20,868	559
*	Cara Therapeutics Inc.	42,964	559
*	SIGA Technologies Inc.	68,843	544
*	RadNet Inc.	51,984	529
*	Inovio Pharmaceuticals Inc.	129,455	518
*	Triple-S Management Corp. Class B	29,463	512
*	PDL BioPharma Inc.	176,015	510
*	Intellia Therapeutics Inc.	37,277	509
*	ANI Pharmaceuticals Inc.	11,297	509
*,^	Akcea Therapeutics Inc.	16,874	509
	LeMaitre Vascular Inc.	21,154	500
	Owens & Minor Inc.	78,683	498
*	PetIQ Inc. Class A	21,170	497
*	NanoString Technologies Inc.	33,500	497
*	Rigel Pharmaceuticals Inc.	214,440	493
*	Epizyme Inc.	79,773	491
*	Fluidigm Corp.	56,497	487
*	Kindred Biosciences Inc.	44,140	483
*	Flexion Therapeutics Inc.	42,414	480
*	Antares Pharma Inc.	175,905	478
*	ChemoCentryx Inc.	43,286	472
*	Progenics Pharmaceuticals Inc.	110,914	466
*	Apellis Pharmaceuticals Inc.	33,687	444
*	Rocket Pharmaceuticals Inc.	29,746	441
*	BioSpecifics Technologies Corp.	7,254	440
*	OrthoPediatrics Corp.	12,074	421
*	Community Health Systems Inc.	148,896	420
*,^	Accelerate Diagnostics Inc.	35,968	414
*	Aratana Therapeutics Inc.	67,232	412

30

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	GlycoMimetics Inc.	43,246	410
*	Akorn Inc.	120,751	409
*	Deciphera Pharmaceuticals Inc.	19,378	407
*,^	Corbus Pharmaceuticals Holdings Inc.	69,551	406
*	Five Prime Therapeutics Inc.	43,499	405
*	Cytokinetics Inc.	63,378	401
*	Tricida Inc.	16,583	391
*	Accuray Inc.	113,995	389
	Utah Medical Products Inc.	4,603	382
*,^	Senseonics Holdings Inc.	145,739	377
*	Civitas Solutions Inc.	21,223	372
*	ArQule Inc.	133,861	371
*	TG Therapeutics Inc.	88,673	364
*	Sientra Inc.	28,455	362
*,^	Lexicon Pharmaceuticals Inc.	54,388	361
*,^	MediciNova Inc.	43,226	353
*	Concert Pharmaceuticals Inc.	27,718	348
*	Osiris Therapeutics Inc.	25,629	346
*	Aclaris Therapeutics Inc.	46,289	342
*	Scholar Rock Holding Corp.	14,515	333
*	Dermira Inc.	45,741	329
*	GenMark Diagnostics Inc.	67,437	328
*	Stemline Therapeutics Inc.	34,306	326
*,^	ZIOPHARM Oncology Inc.	171,735	321
*	SeaSpine Holdings Corp.	17,478	319
*	Kadmon Holdings Inc.	149,169	310
*,^	Verastem Inc.	92,316	310
*	BioDelivery Sciences International Inc.	83,662	310
*	Agenus Inc.	125,251	298
*	Cutera Inc.	17,195	293
*	Assertio Therapeutics Inc.	81,064	293
*	Homology Medicines Inc.	13,071	292
*	Kiniksa Pharmaceuticals Ltd. Class A	10,372	291
*	Abeona Therapeutics Inc.	40,153	287
*	Eloxx Pharmaceuticals Inc.	23,572	283
*	RTI Surgical Inc.	76,404	283
*	Voyager Therapeutics Inc.	29,926	281
*,^	Sorrento Therapeutics Inc.	116,393	279
*	Minerva Neurosciences Inc.	40,597	274
*	Avid Bioservices Inc.	66,519	273
*	CytoSorbents Corp.	33,400	270
*	Achillion Pharmaceuticals Inc.	166,715	265
*	Gritstone Oncology Inc.	16,496	255
*	Savara Inc.	33,526	254
*	MEI Pharma Inc.	95,949	253
*,^	La Jolla Pharmaceutical Co.	26,673	252
*	AVEO Pharmaceuticals Inc.	156,396	250
*	Bovie Medical Corp.	38,544	250
*	Adamas Pharmaceuticals Inc.	28,838	246
*,^	Rubius Therapeutics Inc.	15,230	245
*	Aldeyra Therapeutics Inc.	28,973	240
*,^	Athersys Inc.	166,066	239
*	Surgery Partners Inc.	24,411	239
*,^	Crinetics Pharmaceuticals Inc.	7,927	238
*,^	AcelRx Pharmaceuticals Inc.	100,131	231
*,^	Geron Corp.	231,255	231
*	Quanterix Corp.	12,580	230
*	Helius Medical Technologies Inc. Class A	24,335	223
*,^	Lannett Co. Inc.	44,029	218
*,^	MannKind Corp.	204,277	217
*	Marker Therapeutics Inc.	38,627	214
*	Catalyst Pharmaceuticals Inc.	111,594	214
*	Celcuity Inc.	8,854	212
*	Capital Senior Living Corp.	30,266	206
*	BioLife Solutions Inc.	16,864	203
*,^	Marinus Pharmaceuticals Inc.	70,667	203
*	Zafgen Inc.	39,903	198
*	American Renal Associates Holdings Inc.	17,057	197
*	Adverum Biotechnologies Inc.	62,204	196
*,^	iRadimed Corp.	7,848	192
*	Tocagen Inc.	23,322	191
*	CASI Pharmaceuticals Inc.	47,384	190
*	Palatin Technologies Inc.	263,109	186
	Invacare Corp.	43,119	185
*,^	Paratek Pharmaceuticals Inc.	35,594	183
*	KalVista Pharmaceuticals Inc.	9,120	180
*	Acer Therapeutics Inc.	8,874	179
*,^	Galectin Therapeutics Inc.	51,315	176
*	Krystal Biotech Inc.	8,398	175
*,^	Tyme Technologies Inc.	46,994	173
*,^	PolarityTE Inc.	12,318	166
*,^	CorMedix Inc.	128,521	166
*,^	Amyris Inc.	49,320	165
*	Ocular Therapeutix Inc.	40,756	162
*	Neuronetics Inc.	8,228	159

31

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Aeglea BioTherapeutics Inc.	20,854	156
*	Enzo Biochem Inc.	56,162	156
*	Twist Bioscience Corp.	6,714	155
*	Syros Pharmaceuticals Inc.	27,620	154
*,^	Pulse Biosciences Inc.	13,315	153
*	Aduro Biotech Inc.	57,135	151
*	Proteostasis Therapeutics Inc.	46,442	150
*	Aptinyx Inc.	9,067	150
*	Chimerix Inc.	58,216	150
*,^	Insys Therapeutics Inc.	42,720	150
*	SI-BONE Inc.	7,113	149
*,^	Optinose Inc.	23,893	148
*,^	Evolus Inc.	12,269	146
*	Bellicum Pharmaceuticals Inc.	49,920	146
*	Principia Biopharma Inc.	5,317	146
*	Synlogic Inc.	20,244	142
*,^	Xeris Pharmaceuticals Inc.	8,278	141
*,^	Rockwell Medical Inc.	62,224	141
*	Spring Bank Pharmaceuticals Inc.	13,531	141
*	Calithera Biosciences Inc.	34,945	140
*	Recro Pharma Inc.	19,518	139
*,^	Organovo Holdings Inc.	143,484	137
*	Eiger BioPharmaceuticals Inc.	13,440	137
*	XBiotech Inc.	26,349	134
*	Avrobio Inc.	7,976	133
*	Kala Pharmaceuticals Inc.	27,064	132
*,^	EyePoint Pharmaceuticals Inc.	69,888	132
*	FONAR Corp.	6,520	132
*	Misonix Inc.	8,077	129
*,^	Dova Pharmaceuticals Inc.	16,682	126
*	Harvard Bioscience Inc.	38,763	123
*	Catalyst Biosciences Inc.	15,278	121
*	Seres Therapeutics Inc.	26,265	119
*	Cumberland Pharmaceuticals Inc.	18,821	119
*	T2 Biosystems Inc.	39,297	118
*,^	BioTime Inc.	128,116	117
*	ContraFect Corp.	76,434	117
*	Pfenex Inc.	36,618	117
*,^	XOMA Corp.	9,162	116
*,^	Corindus Vascular Robotics Inc.	137,640	116
*,^	Moderna Inc.	7,512	115
*	Calyxt Inc.	10,962	114
*	Catasys Inc.	12,090	113
*	Quorum Health Corp.	39,069	113
*	Spero Therapeutics Inc.	18,259	112
*	Cohbar Inc.	36,048	112
*	Verrica Pharmaceuticals Inc.	13,707	112
*	Imprimis Pharmaceuticals Inc.	19,531	111
*,^	Replimune Group Inc.	10,864	109
*	ADMA Biologics Inc.	43,548	104
*	Protagonist Therapeutics Inc.	15,283	103
*	Y-mAbs Therapeutics Inc.	5,051	103
*	Durect Corp.	207,542	100
*	Chembio Diagnostics Inc.	17,597	100
*	Unum Therapeutics Inc.	22,412	99
*	Liquidia Technologies Inc.	4,526	98
*	InfuSystem Holdings Inc.	28,406	98
*	Joint Corp.	11,636	97
*,^	Adamis Pharmaceuticals Corp.	42,857	96
*	Sesen Bio Inc.	67,161	95
*,^	CEL-SCI Corp.	32,286	93
*	Miragen Therapeutics Inc.	29,825	90
*	Ardelyx Inc.	49,916	89
*	Syndax Pharmaceuticals Inc.	19,665	88
*	Odonate Therapeutics Inc.	6,192	87
*,^	Teligent Inc.	63,171	87
*	Axsome Therapeutics Inc.	30,437	86
*	Infinity Pharmaceuticals Inc.	69,800	82
*	Alimera Sciences Inc.	114,589	82
*,^	Genesis Healthcare Inc.	69,665	82
*	Cue Biopharma Inc.	17,237	81
*,^	Anavex Life Sciences Corp.	51,514	80
*	Translate Bio Inc.	10,214	77
	Psychemedics Corp.	4,821	77
*	HTG Molecular Diagnostics Inc.	30,070	76
*	Strata Skin Sciences Inc.	29,110	76
*	Corvus Pharmaceuticals Inc.	20,608	76
*	Endologix Inc.	103,337	74
*	Menlo Therapeutics Inc.	17,712	73
*	Tetraphase Pharmaceuticals Inc.	64,327	73
*	Sensus Healthcare Inc.	9,806	73
*	Jounce Therapeutics Inc.	21,042	71
*	Neos Therapeutics Inc.	42,186	70
*	Otonomy Inc.	37,166	69
*	Idera Pharmaceuticals Inc.	24,800	69
*	Eidos Therapeutics Inc.	4,930	68
*	Champions Oncology Inc.	8,643	68
*	Mustang Bio Inc.	22,844	67
*	Provention Bio Inc.	37,154	66
*	Forty Seven Inc.	4,157	65

32

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Anixa Biosciences Inc.	16,448	65
*	Merrimack Pharmaceuticals Inc.	16,693	64
*	Allena Pharmaceuticals Inc.	11,736	64
*	Apollo Endosurgery Inc.	18,518	64
*	Kezar Life Sciences Inc.	2,668	63
*	Aerpio Pharmaceuticals Inc.	36,309	62
*,^	resTORbio Inc.	7,119	61
*	Mersana Therapeutics Inc.	14,976	61
*	BrainStorm Cell Therapeutics Inc.	17,130	61
*	Immune Design Corp.	45,969	60
*	Checkpoint Therapeutics Inc.	32,676	59
*	Molecular Templates Inc.	14,614	59
*	Electromed Inc.	11,545	59
*	Axonics Modulation Technologies Inc.	3,867	58
*	Conatus Pharmaceuticals Inc.	33,608	58
*	Applied Genetic Technologies Corp.	23,007	57
*	Evoke Pharma Inc.	23,036	57
*	Opiant Pharmaceuticals Inc.	3,871	56
*	Selecta Biosciences Inc.	20,494	55
*	Fulgent Genetics Inc.	16,903	54
*	NewLink Genetics Corp.	35,215	54
*,^	Achaogen Inc.	42,881	53
*	CTI BioPharma Corp.	70,123	51
*	ElectroCore Inc.	8,185	51
*,^	Second Sight Medical Products Inc.	57,748	51
*	Ophthotech Corp.	42,540	51
*	Alpine Immune Sciences Inc.	13,861	51
*	Celsion Corp.	33,970	48
*,^	Ampio Pharmaceuticals Inc.	119,353	47
*	Sienna Biopharmaceuticals Inc.	20,070	47
*	Bioxcel Therapeutics Inc.	11,927	46
*	Chiasma Inc.	14,422	45
*	Ovid therapeutics Inc.	18,446	45
*	Aevi Genomic Medicine Inc.	62,640	44
*	Ekso Bionics Holdings Inc.	34,612	43
*,^	Equillium Inc.	5,211	43
*	Melinta Therapeutics Inc.	52,758	42
*,^	OncoSec Medical Inc.	65,208	42
*	Matinas BioPharma Holdings Inc.	69,805	42
*	Zynerba Pharmaceuticals Inc.	13,257	39
*,^	AgeX Therapeutics Inc.	12,811	38
*	Cidara Therapeutics Inc.	15,960	38
	Aceto Corp.	44,542	37
*	Aquestive Therapeutics Inc.	5,916	37
*	Alphatec Holdings Inc.	15,904	36
*	NantKwest Inc.	30,899	36
*	Zosano Pharma Corp.	16,791	36
*	IRIDEX Corp.	7,402	35
*	Clearside Biomedical Inc.	31,606	34
*	Vapotherm Inc.	1,689	34
*	KemPharm Inc.	18,890	34
*	Actinium Pharmaceuticals Inc.	86,444	33
*	Aptevo Therapeutics Inc.	26,266	33
*	Celldex Therapeutics Inc.	163,707	32
*	Novan Inc.	38,991	32
*	Arvinas Inc.	2,514	32
*,^	BioPharmX Corp.	299,289	32
*	Heat Biologics Inc.	31,911	31
*,^	Sophiris Bio Inc.	37,506	31
*,^	Evelo Biosciences Inc.	2,385	31
*	Fortress Biotech Inc.	35,728	31
*	Asterias Biotherapeutics Inc. Class A	48,913	30
*	Viveve Medical Inc.	28,575	30
*	Genocea Biosciences Inc.	104,327	30
*,^	Rexahn Pharmaceuticals Inc.	29,763	28
*	Surface Oncology Inc.	6,427	27
*	Magenta Therapeutics Inc.	4,775	27
*	Arsanis Inc.	11,584	27
*	AzurRx BioPharma Inc.	21,962	27
*	Neon Therapeutics Inc.	5,265	26
*	Curis Inc.	37,775	26
*	scPharmaceuticals Inc.	6,800	26
*	AAC Holdings Inc.	17,817	25
*,^	Xtant Medical Holdings Inc.	15,088	24
*	Kodiak Sciences Inc.	3,393	24
*,^	vTv Therapeutics Inc. Class A	9,072	24
	Digirad Corp.	42,089	24
*	OncoMed Pharmaceuticals Inc.	31,662	24
*	Aravive Inc.	6,563	23
*,^	Trevena Inc.	53,685	23
*	VIVUS Inc.	10,305	23
*	Onconova Therapeutics Inc.	10,272	22
*	SCYNEXIS Inc.	42,447	20

33

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Akers Biosciences Inc.	17,986	20
*,^	Nobilis Health Corp.	47,353	20
*	Oncocyte Corp.	14,374	20
*	Restoration Robotics Inc.	43,485	19
*	Vical Inc.	15,634	18
*	Leap Therapeutics Inc.	9,216	18
*	RA Medical Systems Inc.	2,302	18
*	Moleculin Biotech Inc.	17,452	18
*	Conformis Inc.	48,468	17
*,^	Bellerophon Therapeutics Inc.	20,401	16
*	CAS Medical Systems Inc.	10,200	16
*,^	Navidea Biopharmaceuticals Inc.	158,410	16
*	Sunesis Pharmaceuticals Inc.	39,014	16
*,^	Myomo Inc.	10,964	16
*	Agile Therapeutics Inc.	26,778	15
	Biolase Inc.	15,133	15
*	PLx Pharma Inc.	9,435	14
*,^	Obalon Therapeutics Inc.	6,693	14
*,^	iBio Inc.	17,710	13
*	Advaxis Inc.	67,454	13
*	GTx Inc.	15,704	12
*	Vermillion Inc.	38,754	12
*	Tracon Pharmaceuticals Inc.	18,067	11
*	NanoViricides Inc.	49,787	10
*	Five Star Senior Living Inc.	19,810	9
*	CytRx Corp.	19,563	9
*	PhaseBio Pharmaceuticals Inc.	2,833	9
*	Edge Therapeutics Inc.	26,661	9
*,^	SELLAS Life Sciences Group Inc.	6,812	8
*	Vital Therapies Inc.	41,508	8
*	Regulus Therapeutics Inc.	7,377	7
*	Synthorx Inc.	384	7
*	Caladrius Biosciences Inc.	1,820	6
*	Constellation Pharmaceuticals Inc.	1,502	6
*	aTyr Pharma Inc.	11,462	6
*	IsoRay Inc.	16,984	5
*	Standard Diversified Inc.	331	5
*	Catabasis Pharmaceuticals Inc.	1,096	5
*,^	Gemphire Therapeutics Inc.	5,910	5
*,^	Histogenics Corp.	51,282	5
	Diversicare Healthcare Services Inc.	1,413	3
*,^	Synthetic Biologics Inc.	5,657	3
*	Aradigm Corp.	8,569	3
*	Biomerica Inc.	1,300	2
*,^	Aethlon Medical Inc.	1,232	2
*	Novus Therapeutics Inc.	744	1
*	Fibrocell Science Inc.	613	1
	Wright Medical Group Inc. CVR	50,806	1
	Vaxart Inc.	83	—
*	Milestone Scientific Inc.	200	—
			4,679,135
Industrials (12.9%)
	Boeing Co.	722,298	232,941
	3M Co.	778,679	148,369
	Union Pacific Corp.	985,789	136,266
	Honeywell International Inc.	987,762	130,503
*	PayPal Holdings Inc.	1,498,539	126,012
	Accenture plc Class A	853,077	120,292
	United Technologies Corp.	1,095,383	116,636
	Caterpillar Inc.	789,895	100,372
	United Parcel Service Inc. Class B	929,623	90,666
	General Electric Co.	11,658,896	88,258
	Danaher Corp.	844,405	87,075
	Lockheed Martin Corp.	323,147	84,613
	Automatic Data Processing Inc.	554,175	72,663
	CSX Corp.	1,073,095	66,671
	Deere & Co.	431,626	64,386
	Raytheon Co.	380,958	58,420
	Northrop Grumman Corp.	232,520	56,944
*	Norfolk Southern Corp.	363,789	54,401
	General Dynamics Corp.	337,149	53,003
	FedEx Corp.	317,339	51,196
	Illinois Tool Works Inc.	400,614	50,754
	Waste Management Inc.	568,422	50,584
	Emerson Electric Co.	836,258	49,966
	Fidelity National Information Services Inc.	437,709	44,887
	Sherwin-Williams Co.	112,550	44,284
	Eaton Corp. plc	579,609	39,796
*	Fiserv Inc.	531,446	39,056
	Roper Technologies Inc.	138,731	36,975
	Johnson Controls International plc	1,235,245	36,625
	TE Connectivity Ltd.	459,035	34,717
	Amphenol Corp. Class A	404,028	32,734
*	Worldpay Inc. Class A	405,234	30,972
	Ingersoll-Rand plc	329,767	30,085
	Agilent Technologies Inc.	427,507	28,840
	Paychex Inc.	430,829	28,069
	Cummins Inc.	204,389	27,315
	Fortive Corp.	400,500	27,098
	PACCAR Inc.	469,591	26,832
	Parker-Hannifin Corp.	177,297	26,442

34

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Willis Towers Watson plc	173,590	26,361
	Waste Connections Inc.	352,232	26,153
	Stanley Black & Decker Inc.	203,102	24,319
	Rockwell Automation Inc.	160,687	24,180
*	Verisk Analytics Inc. Class A	208,512	22,736
*	Square Inc.	395,033	22,157
	Global Payments Inc.	214,582	22,130
*	FleetCor Technologies Inc.	118,811	22,066
*	TransDigm Group Inc.	64,171	21,822
	AMETEK Inc.	312,928	21,185
	Ball Corp.	454,839	20,913
	Republic Services Inc. Class A	281,405	20,286
	Fastenal Co.	386,149	20,192
	Cintas Corp.	115,460	19,396
*	Mettler-Toledo International Inc.	33,670	19,043
	L3 Technologies Inc.	105,915	18,393
	Total System Services Inc.	226,016	18,373
	WW Grainger Inc.	64,471	18,204
*	Waters Corp.	95,506	18,017
	Vulcan Materials Co.	178,978	17,683
*	CoStar Group Inc.	49,184	16,592
	Xylem Inc.	241,770	16,131
	Expeditors International of Washington Inc.	232,248	15,814
	CH Robinson Worldwide Inc.	185,152	15,569
*	Keysight Technologies Inc.	247,127	15,342
	Broadridge Financial Solutions Inc.	157,852	15,193
	Martin Marietta Materials Inc.	84,636	14,546
	TransUnion	250,823	14,247
	Dover Corp.	196,480	13,940
	Textron Inc.	291,997	13,429
	Jack Henry & Associates Inc.	103,720	13,123
	Westrock Co.	346,776	13,094
	IDEX Corp.	103,344	13,048
	Kansas City Southern	135,084	12,894
	Old Dominion Freight Line Inc.	100,675	12,432
	Masco Corp.	420,149	12,285
*	First Data Corp. Class A	723,066	12,227
	PerkinElmer Inc.	151,856	11,928
*	Zebra Technologies Corp.	72,927	11,612
	Jacobs Engineering Group Inc.	197,202	11,528
	Lennox International Inc.	52,485	11,487
*	United Rentals Inc.	111,224	11,404
*	Trimble Inc.	343,388	11,301
	JB Hunt Transport Services Inc.	118,152	10,993
	Huntington Ingalls Industries Inc.	56,892	10,827
	Snap-on Inc.	74,390	10,808
	Packaging Corp. of America	125,509	10,475
	Spirit AeroSystems Holdings Inc. Class A	144,685	10,430
	Allegion plc	128,968	10,280
*	Sensata Technologies Holding plc	220,248	9,876
	Arconic Inc.	578,650	9,756
*	XPO Logistics Inc.	170,146	9,705
	Graco Inc.	226,585	9,483
	Alliance Data Systems Corp.	62,845	9,432
*	Teledyne Technologies Inc.	45,157	9,351
	HEICO Corp. Class A	145,153	9,145
	Robert Half International Inc.	153,123	8,759
	Pentair plc	230,581	8,711
*	HD Supply Holdings Inc.	230,139	8,635
*	Arrow Electronics Inc.	121,515	8,378
	Cognex Corp.	216,150	8,359
*	WEX Inc.	59,179	8,289
*	Berry Global Group Inc.	174,229	8,281
	Carlisle Cos. Inc.	81,455	8,188
	Wabtec Corp.	116,487	8,183
	AO Smith Corp.	188,458	8,047
	Booz Allen Hamilton Holding Corp. Class A	178,107	8,027
	FLIR Systems Inc.	182,830	7,960
	AptarGroup Inc.	83,492	7,854
	Nordson Corp.	65,570	7,826
	Allison Transmission Holdings Inc.	176,732	7,760
	Toro Co.	137,222	7,668
	Donaldson Co. Inc.	174,816	7,585
	National Instruments Corp.	166,528	7,557
	Sealed Air Corp.	214,181	7,462
*	Crown Holdings Inc.	178,745	7,430
	Hubbell Inc. Class B	72,134	7,166
	Hexcel Corp.	124,117	7,117
	Sonoco Products Co.	132,286	7,028
	Owens Corning	157,264	6,916
*	Fair Isaac Corp.	36,184	6,766
*	Euronet Worldwide Inc.	65,064	6,661
	Flowserve Corp.	172,892	6,573
	Acuity Brands Inc.	55,174	6,342
	Lincoln Electric Holdings Inc.	80,263	6,329

35

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Quanta Services Inc.	209,090	6,294
	MDU Resources Group Inc.	258,853	6,171
	Fluor Corp.	184,335	5,936
	Watsco Inc.	42,418	5,902
*	AECOM	220,180	5,835
	Oshkosh Corp.	94,855	5,816
*	Genesee & Wyoming Inc. Class A	77,282	5,720
	Woodward Inc.	76,614	5,692
	ITT Inc.	115,190	5,560
	Bemis Co. Inc.	120,398	5,526
	Littelfuse Inc.	31,968	5,482
	MAXIMUS Inc.	84,115	5,475
	ManpowerGroup Inc.	84,488	5,475
	Avnet Inc.	150,536	5,434
	Xerox Corp.	269,379	5,323
^	Universal Display Corp.	56,887	5,323
*	IPG Photonics Corp.	46,403	5,257
	Curtiss-Wright Corp.	51,431	5,252
	Landstar System Inc.	54,105	5,176
	Genpact Ltd.	188,891	5,098
	BWX Technologies Inc.	129,893	4,966
	Jabil Inc.	198,439	4,919
	nVent Electric plc	218,241	4,902
*	Kirby Corp.	72,181	4,862
	Crane Co.	66,866	4,826
*	Esterline Technologies Corp.	39,194	4,760
	USG Corp.	110,521	4,715
	Insperity Inc.	50,103	4,678
	AGCO Corp.	83,198	4,632
*	Trex Co. Inc.	77,957	4,628
	EnerSys	58,874	4,569
	MSC Industrial Direct Co. Inc. Class A	59,369	4,567
*	Stericycle Inc.	124,049	4,551
	EMCOR Group Inc.	75,560	4,510
	MSA Safety Inc.	47,410	4,469
*	RBC Bearings Inc.	33,991	4,456
	Graphic Packaging Holding Co.	406,977	4,330
	Brink’s Co.	64,422	4,165
	Louisiana-Pacific Corp.	187,260	4,161
*	Generac Holdings Inc.	82,692	4,110
^	Knight-Swift Transportation Holdings Inc.	163,476	4,098
	Air Lease Corp. Class A	133,310	4,027
	Regal Beloit Corp.	57,114	4,001
*	Proto Labs Inc.	34,134	3,850
	Tetra Tech Inc.	72,965	3,777
*	Owens-Illinois Inc.	214,669	3,701
	Moog Inc. Class A	46,990	3,641
	Ryder System Inc.	75,429	3,632
	Armstrong World Industries Inc.	62,090	3,614
	Kennametal Inc.	108,103	3,598
*	ASGN Inc.	65,919	3,593
	Eagle Materials Inc.	58,793	3,588
*	Allegheny Technologies Inc.	164,213	3,575
*	Gardner Denver Holdings Inc.	174,693	3,572
	Exponent Inc.	70,308	3,565
*	AMN Healthcare Services Inc.	62,582	3,546
	Trinity Industries Inc.	171,181	3,525
*	CoreLogic Inc.	104,988	3,509
	GATX Corp.	49,333	3,493
	Macquarie Infrastructure Corp.	94,715	3,463
*	Coherent Inc.	32,438	3,429
	Barnes Group Inc.	63,640	3,412
*	Resideo Technologies Inc.	165,771	3,407
*	MasTec Inc.	83,053	3,369
*	FTI Consulting Inc.	50,348	3,355
	Timken Co.	89,600	3,344
*	Clean Harbors Inc.	67,410	3,327
*	Aerojet Rocketdyne Holdings Inc.	92,092	3,244
*	Rexnord Corp.	141,113	3,239
*	Axon Enterprise Inc.	73,888	3,233
*	Integer Holdings Corp.	41,916	3,197
	Valmont Industries Inc.	28,141	3,122
	Vishay Intertechnology Inc.	171,577	3,090
	Korn/Ferry International	78,014	3,085
*	Cimpress NV	29,164	3,016
	John Bean Technologies Corp.	41,896	3,009
*	SiteOne Landscape Supply Inc.	53,831	2,975
	UniFirst Corp.	20,581	2,945
*	Beacon Roofing Supply Inc.	92,126	2,922
	Simpson Manufacturing Co. Inc.	53,726	2,908
*	WESCO International Inc.	60,324	2,896
*	Mercury Systems Inc.	61,018	2,886
	ABM Industries Inc.	88,835	2,852
	Terex Corp.	101,665	2,803
	Applied Industrial Technologies Inc.	51,577	2,782
	KBR Inc.	181,905	2,761
	Brady Corp. Class A	63,271	2,750
*	Novanta Inc.	43,170	2,720
	Otter Tail Corp.	53,470	2,654
*	II-VI Inc.	78,869	2,560

36

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Conduent Inc.	239,502	2,546
	Albany International Corp.	39,996	2,497
	Granite Construction Inc.	61,929	2,495
*	Rogers Corp.	25,005	2,477
*	Paylocity Holding Corp.	41,097	2,474
	Silgan Holdings Inc.	104,211	2,461
*	Imperva Inc.	43,571	2,426
*	Fabrinet	46,381	2,380
	Deluxe Corp.	61,584	2,367
*	TriNet Group Inc.	55,527	2,329
	Watts Water Technologies Inc. Class A	35,728	2,306
	Franklin Electric Co. Inc.	52,760	2,262
*	Advanced Disposal Services Inc.	93,228	2,232
*	Plexus Corp.	43,294	2,211
*	ExlService Holdings Inc.	42,015	2,211
	EVERTEC Inc.	76,907	2,207
	ESCO Technologies Inc.	33,246	2,193
	Belden Inc.	52,420	2,190
*	Harsco Corp.	109,728	2,179
	Kaman Corp.	38,539	2,162
	Triton International Ltd.	69,115	2,147
	Covanta Holding Corp.	158,858	2,132
	Forward Air Corp.	38,541	2,114
	Comfort Systems USA Inc.	48,151	2,103
*	Dycom Industries Inc.	38,867	2,100
*	Colfax Corp.	99,974	2,089
	Altra Industrial Motion Corp.	82,809	2,083
*	Anixter International Inc.	38,115	2,070
*	TopBuild Corp.	45,890	2,065
*	Sanmina Corp.	85,643	2,061
*	Itron Inc.	43,545	2,059
	Cubic Corp.	37,996	2,042
*	Aerovironment Inc.	29,154	1,981
	Universal Forest Products Inc.	75,294	1,955
*	MINDBODY Inc. Class A	52,721	1,919
	Badger Meter Inc.	38,628	1,901
	Mobile Mini Inc.	58,879	1,869
*	Saia Inc.	33,419	1,865
	Mueller Water Products Inc. Class A	203,050	1,848
	AAON Inc.	52,106	1,827
	US Ecology Inc.	28,902	1,820
	Matson Inc.	56,562	1,811
	World Fuel Services Corp.	84,417	1,807
	Werner Enterprises Inc.	60,659	1,792
	ManTech International Corp. Class A	34,173	1,787
*	Summit Materials Inc. Class A	142,180	1,763
	Actuant Corp. Class A	83,738	1,758
	Greenbrier Cos. Inc.	43,917	1,736
	Raven Industries Inc.	47,721	1,727
	Mueller Industries Inc.	73,447	1,716
*	SPX FLOW Inc.	56,357	1,714
*	Evolent Health Inc. Class A	85,698	1,710
	Schneider National Inc. Class B	90,786	1,695
*	Air Transport Services Group Inc.	74,058	1,689
	Rush Enterprises Inc. Class A	48,444	1,670
*	Navistar International Corp.	64,233	1,667
	EnPro Industries Inc.	27,487	1,652
*	Kratos Defense & Security Solutions Inc.	116,636	1,643
*	Masonite International Corp.	36,551	1,639
*	TriMas Corp.	59,977	1,637
*	OSI Systems Inc.	22,291	1,634
*	SPX Corp.	58,176	1,630
	AAR Corp.	43,322	1,618
*	Builders FirstSource Inc.	147,219	1,606
*	Huron Consulting Group Inc.	31,074	1,594
*	Knowles Corp.	119,099	1,585
	Greif Inc. Class A	42,231	1,567
	Federal Signal Corp.	78,345	1,559
*	Hub Group Inc. Class A	42,034	1,558
	McGrath RentCorp	30,264	1,558
*	Casella Waste Systems Inc. Class A	52,596	1,498
	ICF International Inc.	23,113	1,497
*	Ambarella Inc.	42,282	1,479
*	Gibraltar Industries Inc.	41,375	1,473
	HEICO Corp.	18,953	1,468
*	Pluralsight Inc. Class A	60,937	1,435
*	Verra Mobility Corp.	146,148	1,426
*	CBIZ Inc.	72,068	1,420
	AZZ Inc.	34,619	1,397
	Navigant Consulting Inc.	56,992	1,371
	Lindsay Corp.	14,121	1,359
	Benchmark Electronics Inc.	63,478	1,344
*	Sykes Enterprises Inc.	53,595	1,325
*	BMC Stock Holdings Inc.	84,916	1,314
	Encore Wire Corp.	25,956	1,302
*	Atlas Air Worldwide Holdings Inc.	30,738	1,297
*,^	Inovalon Holdings Inc. Class A	91,431	1,296
*	Electro Scientific Industries Inc.	43,242	1,296

37

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Sun Hydraulics Corp.	39,015	1,295
*	JELD-WEN Holding Inc.	89,762	1,276
*	Cardtronics plc Class A	48,965	1,273
	Aircastle Ltd.	72,380	1,248
	Boise Cascade Co.	51,819	1,236
*	Atkore International Group Inc.	61,270	1,216
*	Continental Building Products Inc.	47,106	1,199
	KEMET Corp.	67,810	1,189
	Tennant Co.	22,772	1,187
	Advanced Drainage Systems Inc.	48,772	1,183
*	TrueBlue Inc.	52,947	1,178
	Kadant Inc.	14,327	1,167
*	TTM Technologies Inc.	119,138	1,159
	Primoris Services Corp.	59,842	1,145
	Standex International Corp.	16,953	1,139
*	PGT Innovations Inc.	71,284	1,130
*	Milacron Holdings Corp.	93,894	1,116
	ArcBest Corp.	32,326	1,107
	Methode Electronics Inc.	46,395	1,081
*	NCI Building Systems Inc.	148,817	1,079
	Heartland Express Inc.	58,893	1,078
	Apogee Enterprises Inc.	35,714	1,066
	CTS Corp.	40,438	1,047
*	Installed Building Products Inc.	30,871	1,040
	AVX Corp.	68,107	1,039
	Douglas Dynamics Inc.	28,609	1,027
	GrafTech International Ltd.	88,550	1,013
	Maxar Technologies Ltd.	83,172	995
	Mesa Laboratories Inc.	4,736	987
*	Astronics Corp.	32,200	980
*	Vicor Corp.	25,691	971
	Cass Information Systems Inc.	17,860	945
	Kforce Inc.	30,410	940
	Alamo Group Inc.	11,999	928
	Wabash National Corp.	70,505	922
	MTS Systems Corp.	22,815	916
^	ADT Inc.	151,977	913
	Gorman-Rupp Co.	28,163	913
*	FARO Technologies Inc.	21,877	889
*	MACOM Technology Solutions Holdings Inc.	60,820	882
*	Patrick Industries Inc.	29,316	868
*	Thermon Group Holdings Inc.	42,089	854
	Kelly Services Inc. Class A	41,311	846
	Columbus McKinnon Corp.	28,041	845
	H&E Equipment Services Inc.	41,266	843
*	Tutor Perini Corp.	52,707	842
*	Echo Global Logistics Inc.	41,022	834
	Astec Industries Inc.	26,949	814
*	Evo Payments Inc. Class A	32,841	810
	Marten Transport Ltd.	49,798	806
*	SEACOR Holdings Inc.	21,252	786
*	NV5 Global Inc.	12,984	786
	Argan Inc.	20,183	764
*	US Concrete Inc.	21,429	756
*	Gates Industrial Corp. plc	56,993	755
	Hyster-Yale Materials Handling Inc.	12,148	753
	Heidrick & Struggles International Inc.	23,574	735
	Global Brass & Copper Holdings Inc.	28,424	715
	Triumph Group Inc.	61,284	705
*	Manitowoc Co. Inc.	47,499	702
	Myers Industries Inc.	45,438	687
*	GreenSky Inc. Class A	71,603	685
	Briggs & Stratton Corp.	52,278	684
	DMC Global Inc.	19,191	674
*	Aegion Corp. Class A	41,219	673
*	Engility Holdings Inc.	23,535	670
	Ennis Inc.	34,757	669
	Kimball International Inc. Class B	46,939	666
*	GMS Inc.	44,275	658
	Multi-Color Corp.	18,523	650
	Quanex Building Products Corp.	46,860	637
*	CAI International Inc.	26,310	611
*	Donnelley Financial Solutions Inc.	42,518	597
	NVE Corp.	6,799	595
	Insteel Industries Inc.	24,016	583
*	Control4 Corp.	32,870	579
	Resources Connection Inc.	40,620	577
*	Wesco Aircraft Holdings Inc.	72,166	570
*,^	Team Inc.	38,772	568
*	MYR Group Inc.	20,155	568
	National Research Corp.	14,853	566
*	DXP Enterprises Inc.	20,343	566
*	CIRCOR International Inc.	26,187	558
*	Ducommun Inc.	15,280	555
	Essendant Inc.	42,895	540
	Barrett Business Services Inc.	9,351	535
*	Heritage-Crystal Clean Inc.	22,721	523

38

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	TTEC Holdings Inc.	18,216	520
	Griffon Corp.	49,703	519
*	Kimball Electronics Inc.	32,644	506
*	International Seaways Inc.	29,566	498
	Quad/Graphics Inc.	40,391	498
*	Great Lakes Dredge & Dock Corp.	75,082	497
*	Everi Holdings Inc.	95,359	491
	Allied Motion Technologies Inc.	10,888	487
	Park Electrochemical Corp.	26,106	472
*	Willdan Group Inc.	13,352	467
*	Veeco Instruments Inc.	63,015	467
*	Landec Corp.	36,782	435
*	Vishay Precision Group Inc.	14,088	426
*	Lydall Inc.	20,717	421
*	Eagle Bulk Shipping Inc.	90,422	417
	CRA International Inc.	9,730	414
	Miller Industries Inc.	14,902	402
	Crawford & Co. Class B	42,832	385
*	Livent Corp.	27,800	384
*,^	CryoPort Inc.	33,965	375
	VSE Corp.	12,337	369
*	Blue Bird Corp.	20,284	369
*	Sterling Construction Co. Inc.	32,777	357
	NN Inc.	52,200	350
*	Cross Country Healthcare Inc.	47,406	347
	B. Riley Financial Inc.	24,031	341
	Daktronics Inc.	45,183	334
*	Mistras Group Inc.	22,934	330
	RR Donnelley & Sons Co.	82,974	329
	Park-Ohio Holdings Corp.	10,693	328
*	Northwest Pipe Co.	13,840	322
*	Nuvectra Corp.	19,706	322
*,^	Energy Recovery Inc.	47,544	320
*	Armstrong Flooring Inc.	26,846	318
	Graham Corp.	13,821	316
	Spartan Motors Inc.	43,567	315
*	Franklin Covey Co.	13,741	307
*	Covenant Transportation Group Inc. Class A	15,743	302
	REV Group Inc.	39,279	295
	LSC Communications Inc.	41,783	292
*	CECO Environmental Corp.	43,080	291
	Hurco Cos. Inc.	7,684	274
	BG Staffing Inc.	13,089	270
	Powell Industries Inc.	10,693	267
*	IntriCon Corp.	10,120	267
	Omega Flex Inc.	4,874	264
*	BlueLinx Holdings Inc.	10,357	256
*	PRGX Global Inc.	26,537	251
*	Sparton Corp.	13,609	248
*	UFP Technologies Inc.	7,991	240
	Advanced Emissions Solutions Inc.	22,693	239
*	OptimizeRx Corp.	21,568	237
	Bel Fuse Inc. Class B	12,784	235
^	EVI Industries Inc.	7,015	234
*	GP Strategies Corp.	18,445	233
*	Era Group Inc.	26,281	230
*	Information Services Group Inc.	52,556	223
*	InnerWorkings Inc.	57,943	217
	Universal Logistics Holdings Inc.	11,966	216
*	ShotSpotter Inc.	6,937	216
*	Twin Disc Inc.	14,489	214
*	Napco Security Technologies Inc.	13,003	205
	United States Lime & Minerals Inc.	2,772	197
*	Willis Lease Finance Corp.	5,611	194
*	IES Holdings Inc.	12,444	194
*,^	Turtle Beach Corp.	13,457	192
*	CyberOptics Corp.	10,865	192
*	Commercial Vehicle Group Inc.	32,782	187
*	Lawson Products Inc.	5,840	185
	NACCO Industries Inc. Class A	5,414	184
*	Radiant Logistics Inc.	42,943	183
*	Daseke Inc.	48,612	179
*	LB Foster Co. Class A	10,821	172
*,^	Energous Corp.	28,873	167
*	Overseas Shipholding Group Inc. Class A	98,988	164
*	Acacia Research Corp.	53,671	160
*	Orion Group Holdings Inc.	37,214	160
*	3PEA International Inc.	43,144	152
*	Foundation Building Materials Inc.	17,996	150
*	Gencor Industries Inc.	13,358	147
	Eastern Co.	5,925	143
*	Cardlytics Inc.	12,846	139
*	Transcat Inc.	7,308	139
*	US Xpress Enterprises Inc. Class A	24,081	135
*	Intevac Inc.	25,788	135
	Richardson Electronics Ltd.	15,379	134
	Global Water Resources Inc.	13,084	133
*	PAM Transportation Services Inc.	3,307	130
*	Iteris Inc.	34,939	130

39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Universal Technical Institute Inc.	35,652	130
*	YRC Worldwide Inc.	40,995	129
*	Perceptron Inc.	15,787	127
*	Construction Partners Inc. Class A	14,272	126
*	General Finance Corp.	12,254	124
*	Ultralife Corp.	18,241	123
*	PFSweb Inc.	23,956	123
*	FreightCar America Inc.	17,784	119
*	USA Truck Inc.	7,669	115
	LSI Industries Inc.	34,737	110
*	ServiceSource International Inc.	96,518	104
*,^	Maxwell Technologies Inc.	49,056	102
*	Houston Wire & Cable Co.	19,943	101
*	Luna Innovations Inc.	30,072	101
*	Manitex International Inc.	17,289	98
*	StarTek Inc.	13,737	91
*	Arotech Corp.	34,490	90
*	Lincoln Educational Services Corp.	27,081	87
*	ARC Document Solutions Inc.	41,831	86
*,^	Forterra Inc.	22,035	83
	RF Industries Ltd.	11,313	82
*	Goldfield Corp.	35,662	81
*,^	ExOne Co.	11,835	78
*	Frequency Electronics Inc.	7,273	77
	AMCON Distributing Co.	746	74
*	Babcock & Wilcox Enterprises Inc.	188,915	74
*	DHI Group Inc.	47,858	73
*	Aspen Aerogels Inc.	29,879	64
*	IEC Electronics Corp.	10,877	62
*,^	MicroVision Inc.	101,759	61
*	Asure Software Inc.	11,989	61
*	Huttig Building Products Inc.	33,725	61
*	Fuel Tech Inc.	50,871	61
*	Patriot Transportation Holding Inc.	3,098	60
*	Sharps Compliance Corp.	18,041	59
*,^	UQM Technologies Inc.	68,203	58
*	Innovative Solutions & Support Inc.	25,899	57
*	CUI Global Inc.	45,240	56
*	Hudson Global Inc.	39,849	54
*	CPI Aerostructures Inc.	8,092	52
*	Air T Inc.	2,094	51
*	LightPath Technologies Inc. Class A	34,048	51
	Steel Connect Inc.	28,541	49
*	Perma-Pipe International Holdings Inc.	5,595	49
	Issuer Direct Corp.	4,075	46
*,^	Aqua Metals Inc.	24,498	45
*	Broadwind Energy Inc.	31,113	40
*	Hudson Technologies Inc.	43,220	38
*	Horizon Global Corp.	26,846	38
*	Capstone Turbine Corp.	63,915	38
*	Tecogen Inc.	10,401	38
*	eMagin Corp.	33,365	34
*	Perma-Fix Environmental Services	12,584	30
*	Black Box Corp.	24,600	27
*,^	Roadrunner Transportation Systems Inc.	49,746	25
	Greif Inc. Class B	549	24
*,^	Odyssey Marine Exploration Inc.	6,843	23
*	Ballantyne Strong Inc.	19,745	23
*,^	Applied DNA Sciences Inc.	56,734	23
*	AeroCentury Corp.	2,175	21
*,^	Workhorse Group Inc.	37,915	20
	Bel Fuse Inc. Class A	1,376	19
*,^	ClearSign Combustion Corp.	14,690	15
*	Vertex Energy Inc.	13,153	13
*	Wireless Telecom Group Inc.	5,529	10
*	Digital Ally Inc.	3,600	10
*	Limbach Holdings Inc.	2,287	8
*,^	Revolution Lighting Technologies Inc.	19,975	8
*	Orion Energy Systems Inc.	13,441	8
*	ASV Holdings Inc.	3,312	7
*	Research Frontiers Inc.	4,224	7
*	Industrial Services of America Inc.	5,080	6
*	Air Industries Group	7,737	6
	Ecology and Environment Inc.	450	5
*	Synthesis Energy Systems Inc.	6,983	5
	Espey Manufacturing & Electronics Corp.	201	5
*	Rubicon Technology Inc.	609	5
*	Taylor Devices Inc.	229	3
*	Volt Information Sciences Inc.	694	1
*	SigmaTron International Inc.	601	1
*	Sypris Solutions Inc.	1,594	1
*	Energy Focus Inc.	1,890	1
*,^	DPW Holdings Inc.	11,100	1

40

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	AMREP Corp.	170	1
	Chicago Rivet & Machine Co.	28	1
			4,346,327
Oil & Gas (5.0%)
	Exxon Mobil Corp.	5,667,070	386,437
	Chevron Corp.	2,557,168	278,194
	ConocoPhillips	1,536,808	95,820
	EOG Resources Inc.	778,942	67,932
	Schlumberger Ltd.	1,860,341	67,121
	Occidental Petroleum Corp.	1,013,001	62,178
	Marathon Petroleum Corp.	924,843	54,575
	Phillips 66	585,070	50,404
	Valero Energy Corp.	567,005	42,508
	Kinder Morgan Inc.	2,516,625	38,706
	Williams Cos. Inc.	1,622,304	35,772
	Pioneer Natural Resources Co.	229,373	30,167
	Anadarko Petroleum Corp.	679,581	29,793
	Halliburton Co.	1,118,106	29,719
	ONEOK Inc.	550,800	29,716
*	Concho Resources Inc.	269,694	27,722
	Diamondback Energy Inc.	220,999	20,487
*	Cheniere Energy Inc.	312,248	18,482
	Marathon Oil Corp.	1,135,318	16,280
	Hess Corp.	388,048	15,716
	Baker Hughes a GE Co. Class A	690,209	14,839
	Devon Energy Corp.	609,539	13,739
	Apache Corp.	516,638	13,562
	National Oilwell Varco Inc.	521,657	13,407
	Cabot Oil & Gas Corp.	580,897	12,983
	Noble Energy Inc.	655,609	12,299
	HollyFrontier Corp.	230,229	11,769
	Targa Resources Corp.	315,952	11,381
	OGE Energy Corp.	263,504	10,327
	Cimarex Energy Co.	126,253	7,783
	Helmerich & Payne Inc.	136,886	6,562
	EQT Corp.	340,521	6,432
*	WPX Energy Inc.	555,530	6,305
*	Parsley Energy Inc. Class A	350,993	5,609
*	Equitrans Midstream Corp.	268,872	5,383
*	Transocean Ltd.	740,756	5,141
*	Continental Resources Inc.	126,712	5,093
	Murphy Oil Corp.	215,896	5,050
	PBF Energy Inc. Class A	152,815	4,992
*	First Solar Inc.	97,716	4,149
*	Newfield Exploration Co.	268,950	3,943
	Delek US Holdings Inc.	110,198	3,583
	Core Laboratories NV	58,715	3,503
	Range Resources Corp.	325,831	3,118
*	Antero Resources Corp.	329,020	3,089
	Patterson-UTI Energy Inc.	273,406	2,830
*	Apergy Corp.	101,243	2,742
*	Chart Industries Inc.	42,042	2,734
*	Whiting Petroleum Corp.	118,044	2,678
*	Centennial Resource Development Inc. Class A	239,303	2,637
*	Southwestern Energy Co.	765,660	2,611
*	PDC Energy Inc.	85,159	2,534
*,^	Chesapeake Energy Corp.	1,170,470	2,458
*	Oasis Petroleum Inc.	409,857	2,266
	SM Energy Co.	145,719	2,256
*	Matador Resources Co.	136,197	2,115
*	CNX Resources Corp.	181,656	2,074
^	Ensco plc Class A	575,992	2,051
*	Callon Petroleum Co.	294,563	1,912
*	Dril-Quip Inc.	59,891	1,799
*	QEP Resources Inc.	307,360	1,730
*	NOW Inc.	139,715	1,626
*	Oceaneering International Inc.	127,106	1,538
*	Arcosa Inc.	54,067	1,497
	CVR Energy Inc.	43,088	1,486
*	SRC Energy Inc.	315,476	1,483
*	MRC Global Inc.	121,012	1,480
	McDermott International Inc.	221,980	1,452
*	Magnolia Oil & Gas Corp.	127,161	1,425
	SemGroup Corp. Class A	100,478	1,385
*	Rowan Cos. plc Class A	164,627	1,381
*	ProPetro Holding Corp.	109,148	1,345
*	Cactus Inc. Class A	47,960	1,315
	Archrock Inc.	169,341	1,268
*	Gulfport Energy Corp.	188,227	1,233
*	Carrizo Oil & Gas Inc.	107,606	1,215
*	Renewable Energy Group Inc.	44,986	1,156
*	C&J Energy Services Inc.	78,504	1,060
*	Denbury Resources Inc.	598,737	1,024
*	Helix Energy Solutions Group Inc.	184,745	999
*	Northern Oil and Gas Inc.	436,787	987
*	Oil States International Inc.	68,965	985
*	California Resources Corp.	55,345	943
*	Unit Corp.	65,238	932
*	Penn Virginia Corp.	16,554	895
*,^	Tellurian Inc.	127,289	885

41

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Nabors Industries Ltd.	439,751	879
*	TPI Composites Inc.	33,771	830
*	Noble Corp. plc	316,009	828
*	Exterran Corp.	46,615	825
*	Laredo Petroleum Inc.	223,638	810
*	Tidewater Inc.	40,783	780
*	Newpark Resources Inc.	110,911	762
*,^	Diamond Offshore Drilling Inc.	79,654	752
^	RPC Inc.	72,804	719
*	Weatherford International plc	1,279,000	715
*	WildHorse Resource Development Corp.	49,746	702
*	Superior Energy Services Inc.	204,939	687
	Green Plains Inc.	51,095	670
*	Extraction Oil & Gas Inc.	152,129	653
*	Jagged Peak Energy Inc.	70,091	639
*	Resolute Energy Corp.	21,793	632
*	KLX Energy Services Holdings Inc.	26,382	619
*	Par Pacific Holdings Inc.	40,677	577
*	Matrix Service Co.	31,851	571
^	Liberty Oilfield Services Inc. Class A	43,003	557
*,^	Enphase Energy Inc.	116,548	551
*	REX American Resources Corp.	7,367	502
*	Bonanza Creek Energy Inc.	23,167	479
*	W&T Offshore Inc.	114,266	471
*	Keane Group Inc.	57,354	469
*	Select Energy Services Inc. Class A	74,064	468
*	Nine Energy Service Inc.	20,403	460
*	Forum Energy Technologies Inc.	109,759	453
*	Roan Resources Inc.	52,334	439
*,^	SunPower Corp. Class A	86,309	429
	Solaris Oilfield Infrastructure Inc. Class A	34,387	416
*	Talos Energy Inc.	25,348	414
*	Ameresco Inc. Class A	28,631	404
	Falcon Minerals Corp.	45,651	388
*	Ring Energy Inc.	74,978	381
*,^	Plug Power Inc.	298,659	370
*	HighPoint Resources Corp.	141,690	353
*	FTS International Inc.	49,145	349
*	Legacy Reserves Inc.	224,554	346
*	SandRidge Energy Inc.	43,574	332
	Mammoth Energy Services Inc.	18,291	329
*,^	Halcon Resources Corp.	191,302	325
*	SEACOR Marine Holdings Inc.	25,725	302
	Panhandle Oil and Gas Inc. Class A	18,872	292
*,^	American Superconductor Corp.	24,464	273
*	TETRA Technologies Inc.	160,278	269
*	Green Brick Partners Inc.	36,354	263
*	Abraxas Petroleum Corp.	226,495	247
*	Natural Gas Services Group Inc.	14,793	243
	Evolution Petroleum Corp.	34,236	233
*	Midstates Petroleum Co. Inc.	27,497	206
*	Trecora Resources	25,502	199
*	Goodrich Petroleum Corp.	14,690	198
*	SilverBow Resources Inc.	8,359	198
*	Ultra Petroleum Corp.	249,859	190
*	Independence Contract Drilling Inc.	54,573	170
*,^	Covia Holdings Corp.	46,626	159
*	Chaparral Energy Inc. Class A	32,241	159
*	Geospace Technologies Corp.	15,385	159
	Berry Petroleum Corp.	16,419	144
*,^	Eclipse Resources Corp.	124,752	131
*	Isramco Inc.	1,053	125
*	Altus Midstream Co. Class A	14,844	115
*	Basic Energy Services Inc.	29,018	111
*	Pioneer Energy Services Corp.	90,453	111
*	Gulf Island Fabrication Inc.	14,914	108
*,^	Bristow Group Inc.	43,408	105
*	Earthstone Energy Inc. Class A	23,011	104
*,^	Alta Mesa Resources Inc. Class A	103,408	103
*	Dawson Geophysical Co.	29,862	101
*	Contango Oil & Gas Co.	30,210	98
*,^	CARBO Ceramics Inc.	24,842	86
*	VAALCO Energy Inc.	58,039	85
*	NCS Multistage Holdings Inc.	16,701	85
	Adams Resources & Energy Inc.	2,078	80
*	Rosehill Resources Inc. Class A	31,842	71

42

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Hornbeck Offshore Services Inc.	48,944	70
*	Flotek Industries Inc.	64,587	70
*	Lilis Energy Inc.	49,026	67
*	ION Geophysical Corp.	12,891	67
*	Lonestar Resources US Inc. Class A	17,103	62
*	Infrastructure and Energy Alternatives Inc.	7,296	60
*,^	Approach Resources Inc.	63,353	55
*,^	Smart Sand Inc.	24,644	55
*	Quintana Energy Services Inc.	15,295	53
*	Ranger Energy Services Inc.	10,210	53
*	Comstock Resources Inc.	11,155	51
*	Pacific Ethanol Inc.	56,982	49
*,^	FuelCell Energy Inc.	79,920	44
*	Mitcham Industries Inc.	16,216	41
*	EP Energy Corp. Class A	49,438	35
*	Torchlight Energy Resources Inc.	56,117	32
*,^	Zion Oil & Gas Inc.	65,555	27
*,^	Sanchez Energy Corp.	94,164	25
*	Key Energy Services Inc.	11,911	25
*	PHI Inc.	12,929	24
*	Superior Drilling Products Inc.	13,687	16
*	Enservco Corp.	27,027	10
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	1
*	Aemetis Inc.	1,072	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	—
*	Ideal Power Inc.	771	—
*	Jones Energy Inc. Class A	1	—
*,^,§	Harvest Natural Resources Inc.	27,025	—
			1,690,043
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	15,650	152
*,§	A Schulman Inc. CVR	40,279	77
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	NewStar Financial Inc.	36,657	9
*,§	Media General Inc. CVR	175,133	7
*	Corium CVR	34,910	6
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Clinical Data CVR	29,879	—
*,^,§	Biosante Pharmaceutical Inc. CVR	156,953	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	126,930	—
*	Kadmon Warrants Exp. 09/29/2022	25,728	—
			292
Technology (19.3%)
	Microsoft Corp.	10,348,271	1,051,074
	Apple Inc.	5,719,357	902,171
*	Facebook Inc. Class A	3,217,276	421,753
*	Alphabet Inc. Class A	398,793	416,723
*	Alphabet Inc. Class C	399,379	413,601
	Intel Corp.	6,110,953	286,787
	Cisco Systems Inc.	6,013,809	260,578
	Oracle Corp.	3,547,902	160,188
*	Adobe Inc.	653,094	147,756
	International Business Machines Corp.	1,216,044	138,228
	Broadcom Inc.	525,924	133,732
*	salesforce.com Inc.	970,838	132,976
	Texas Instruments Inc.	1,284,265	121,363
	NVIDIA Corp.	775,953	103,590
	QUALCOMM Inc.	1,622,226	92,321
	Intuit Inc.	329,094	64,782
	Cognizant Technology Solutions Corp. Class A	775,170	49,208
*	Micron Technology Inc.	1,515,347	48,082
	HP Inc.	2,117,630	43,327
	Applied Materials Inc.	1,318,730	43,175
*	ServiceNow Inc.	241,323	42,968
	Analog Devices Inc.	492,781	42,295
*	Red Hat Inc.	236,377	41,517
*	Autodesk Inc.	294,947	37,933
	Corning Inc.	1,077,255	32,544
*	Workday Inc. Class A	200,480	32,013
	Xilinx Inc.	339,174	28,887
	Lam Research Corp.	208,048	28,330
*	Twitter Inc.	915,490	26,311
	Hewlett Packard Enterprise Co.	1,978,637	26,138
	Motorola Solutions Inc.	220,556	25,373
*	Advanced Micro Devices Inc.	1,273,872	23,516
^	Microchip Technology Inc.	317,936	22,866
*	Palo Alto Networks Inc.	120,890	22,770
*	Cerner Corp.	421,893	22,124
*	VeriSign Inc.	147,312	21,845
	Harris Corp.	158,073	21,284
*	Splunk Inc.	198,226	20,784
	NetApp Inc.	343,958	20,524

43

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	DXC Technology Co.	376,814	20,035
*	IAC/InterActiveCorp	104,978	19,215
	Maxim Integrated Products Inc.	374,330	19,035
	KLA-Tencor Corp.	207,043	18,528
	Citrix Systems Inc.	170,776	17,498
*	Synopsys Inc.	201,059	16,937
*	Cadence Design Systems Inc.	380,568	16,547
	CDW Corp.	201,773	16,354
*	ANSYS Inc.	113,743	16,258
	Skyworks Solutions Inc.	239,299	16,038
	Symantec Corp.	815,036	15,400
*	Arista Networks Inc.	71,537	15,073
*	Gartner Inc.	116,502	14,894
*	Veeva Systems Inc. Class A	166,303	14,854
*	GoDaddy Inc. Class A	216,897	14,233
	VMware Inc. Class A	102,391	14,041
*	Fortinet Inc.	195,573	13,774
	Marvell Technology Group Ltd.	847,451	13,720
	Western Digital Corp.	367,558	13,589
	SS&C Technologies Holdings Inc.	299,194	13,497
	Seagate Technology plc	347,354	13,404
*	F5 Networks Inc.	81,922	13,274
	Juniper Networks Inc.	469,098	12,623
*	Akamai Technologies Inc.	205,270	12,538
*	PTC Inc.	144,680	11,994
*	Tableau Software Inc. Class A	98,280	11,794
	Leidos Holdings Inc.	203,205	10,713
*	Qorvo Inc.	168,901	10,257
*	Ultimate Software Group Inc.	40,307	9,870
*	ON Semiconductor Corp.	555,619	9,173
*	Tyler Technologies Inc.	48,445	9,002
*	Twilio Inc. Class A	99,633	8,897
*	Guidewire Software Inc.	106,476	8,543
	CDK Global Inc.	174,208	8,341
*	Dell Technologies Inc.	169,912	8,304
*	Integrated Device Technology Inc.	170,322	8,249
*	Paycom Software Inc.	66,157	8,101
*	Aspen Technology Inc.	96,401	7,922
*	Okta Inc.	123,041	7,850
*	EPAM Systems Inc.	67,660	7,849
*	Zendesk Inc.	133,912	7,816
	Teradyne Inc.	242,883	7,622
*	Nutanix Inc.	179,898	7,482
*	athenahealth Inc.	53,727	7,088
*	RingCentral Inc. Class A	85,737	7,068
*	ARRIS International plc	223,806	6,842
*	Ciena Corp.	199,386	6,761
*	Proofpoint Inc.	79,168	6,635
	Monolithic Power Systems Inc.	55,484	6,450
*	HubSpot Inc.	51,099	6,425
	Cypress Semiconductor Corp.	483,315	6,148
*	Teradata Corp.	157,889	6,057
	LogMeIn Inc.	72,535	5,917
*	Cree Inc.	136,689	5,847
	Entegris Inc.	198,355	5,533
*	Nuance Communications Inc.	394,015	5,213
*	Medidata Solutions Inc.	76,660	5,168
*	RealPage Inc.	99,212	4,781
*	Silicon Laboratories Inc.	60,658	4,780
*	Coupa Software Inc.	75,552	4,749
*	CACI International Inc. Class A	32,959	4,747
*	DocuSign Inc. Class A	116,919	4,686
	MKS Instruments Inc.	72,074	4,657
*	New Relic Inc.	57,460	4,653
*	Pure Storage Inc. Class A	280,416	4,509
	j2 Global Inc.	64,470	4,473
*,^	ViaSat Inc.	74,405	4,386
	SYNNEX Corp.	54,068	4,371
*,^	Snap Inc.	789,119	4,348
*	Lumentum Holdings Inc.	99,752	4,191
*	CommScope Holding Co. Inc.	254,167	4,166
*	Dropbox Inc. Class A	203,594	4,159
*	Tech Data Corp.	50,227	4,109
	Blackbaud Inc.	65,119	4,096
*	Manhattan Associates Inc.	96,127	4,073
*	Semtech Corp.	88,613	4,065
*	FireEye Inc.	250,634	4,063
*	ACI Worldwide Inc.	145,457	4,025
*	Verint Systems Inc.	86,848	3,675
*	2U Inc.	72,710	3,615
	Science Applications International Corp.	56,203	3,580
*	NCR Corp.	153,043	3,532
*	Cornerstone OnDemand Inc.	68,061	3,432
*	Premier Inc. Class A	90,929	3,396
	Cabot Microelectronics Corp.	35,240	3,360
*	Finisar Corp.	154,065	3,328
*	Qualys Inc.	44,184	3,302
*	Five9 Inc.	75,246	3,290
	Perspecta Inc.	185,313	3,191
*	CommVault Systems Inc.	53,752	3,176
	InterDigital Inc.	47,007	3,123

44

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Viavi Solutions Inc.	302,833	3,043
*,^	MongoDB Inc.	36,281	3,038
*	Bottomline Technologies DE Inc.	61,440	2,949
*	Alteryx Inc. Class A	48,766	2,900
	Match Group Inc.	67,099	2,870
*	Envestnet Inc.	57,286	2,818
*	Ellie Mae Inc.	44,589	2,801
*	Box Inc.	165,541	2,794
*	Cirrus Logic Inc.	80,489	2,671
*	Alarm.com Holdings Inc.	50,564	2,623
*	Zscaler Inc.	66,521	2,608
	Cogent Communications Holdings Inc.	55,704	2,518
	Brooks Automation Inc.	95,681	2,505
*	SailPoint Technologies Holding Inc.	105,397	2,476
	Pegasystems Inc.	50,587	2,420
*	Q2 Holdings Inc.	47,196	2,339
*	EchoStar Corp. Class A	63,222	2,321
*	NetScout Systems Inc.	98,163	2,320
*	Allscripts Healthcare Solutions Inc.	228,634	2,204
	Power Integrations Inc.	36,053	2,198
*	Advanced Energy Industries Inc.	50,388	2,163
*	Avaya Holdings Corp.	143,869	2,095
^	Ubiquiti Networks Inc.	20,744	2,062
	Progress Software Corp.	57,475	2,040
*	NETGEAR Inc.	39,203	2,040
*	Varonis Systems Inc.	38,554	2,039
*	Cloudera Inc.	179,081	1,981
*	SPS Commerce Inc.	23,795	1,960
*	Everbridge Inc.	34,488	1,958
*	Blackline Inc.	46,204	1,892
*	Insight Enterprises Inc.	46,303	1,887
*	Apptio Inc. Class A	49,330	1,873
*	Ceridian HCM Holding Inc.	53,727	1,853
*	Inphi Corp.	56,412	1,814
*	Diodes Inc.	53,936	1,740
*	SendGrid Inc.	39,414	1,701
*	Synaptics Inc.	44,902	1,671
*	Instructure Inc.	41,782	1,567
*	Blucora Inc.	58,641	1,562
*	Hortonworks Inc.	106,055	1,529
*	Acacia Communications Inc.	39,787	1,512
*	Rapid7 Inc.	48,509	1,512
	TiVo Corp.	160,326	1,509
*	Vocera Communications Inc.	38,206	1,503
*	Virtusa Corp.	34,955	1,489
*	MaxLinear Inc.	84,083	1,480
	Pitney Bowes Inc.	247,346	1,462
*	Zuora Inc. Class A	79,643	1,445
*	Electronics For Imaging Inc.	58,201	1,443
*	MicroStrategy Inc. Class A	11,216	1,433
*,^	3D Systems Corp.	140,447	1,428
	Plantronics Inc.	42,707	1,414
	CSG Systems International Inc.	44,350	1,409
*	FormFactor Inc.	98,169	1,383
*	Pivotal Software Inc. Class A	83,154	1,360
*	Tabula Rasa HealthCare Inc.	21,270	1,356
*	LivePerson Inc.	71,644	1,351
*	ePlus Inc.	18,458	1,314
*	Workiva Inc.	35,563	1,276
*	PROS Holdings Inc.	40,599	1,275
	Ebix Inc.	28,305	1,205
*	Benefitfocus Inc.	26,303	1,203
	Xperi Corp.	65,254	1,200
*	Lattice Semiconductor Corp.	170,367	1,179
*	Boingo Wireless Inc.	57,217	1,177
*	ScanSource Inc.	34,146	1,174
*	Appfolio Inc.	19,519	1,156
*	Cray Inc.	53,291	1,151
*	Cision Ltd.	96,967	1,134
*	Carbonite Inc.	43,765	1,105
*	Altair Engineering Inc. Class A	39,385	1,086
*	Rambus Inc.	136,948	1,050
*	NextGen Healthcare Inc.	69,212	1,049
*	Yext Inc.	70,324	1,044
	NIC Inc.	82,357	1,028
*	ForeScout Technologies Inc.	38,993	1,013
*	Perficient Inc.	43,478	968
*	Appian Corp. Class A	34,735	928
*	Infinera Corp.	231,951	925
*	Extreme Networks Inc.	148,835	908
	Shutterstock Inc.	24,958	899
*	Photronics Inc.	87,690	849
	Monotype Imaging Holdings Inc.	53,643	833
*	Rudolph Technologies Inc.	39,615	811
*	Nanometrics Inc.	29,644	810
*	Amkor Technology Inc.	123,395	809
	Cohu Inc.	49,668	798
*	Unisys Corp.	65,298	759
	Comtech Telecommunications Corp.	30,494	742
*	Carbon Black Inc.	52,506	705

45

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Axcelis Technologies Inc.	38,762	690
	ADTRAN Inc.	62,208	668
*	nLight Inc.	37,307	663
*	Loral Space & Communications Inc.	17,765	662
	Presidio Inc.	49,355	644
*	CEVA Inc.	29,021	641
*	Elastic NV	8,899	636
*	Anaplan Inc.	23,628	627
*	Upland Software Inc.	22,338	607
*	Smartsheet Inc. Class A	23,580	586
*	CalAmp Corp.	45,048	586
	Forrester Research Inc.	12,946	579
*	Endurance International Group Holdings Inc.	86,486	575
*,^	TransEnterix Inc.	252,303	570
*	Calix Inc.	58,113	567
*	Bandwidth Inc. Class A	13,878	565
*,^	Ichor Holdings Ltd.	34,281	559
	Hackett Group Inc.	33,963	544
*	Casa Systems Inc.	39,744	522
*	OneSpan Inc.	38,376	497
*	Mitek Systems Inc.	45,956	497
	PC Connection Inc.	15,771	469
*	Harmonic Inc.	99,286	469
	Systemax Inc.	19,157	458
*	Rosetta Stone Inc.	27,289	448
*	KeyW Holding Corp.	66,843	447
	QAD Inc. Class A	11,219	441
*	Quantenna Communications Inc.	30,387	436
*	Meet Group Inc.	93,227	432
*	Model N Inc.	32,472	430
*	MobileIron Inc.	92,347	424
	Computer Programs & Systems Inc.	16,716	420
	Switch Inc.	59,793	419
*	Ultra Clean Holdings Inc.	48,961	415
*	Zix Corp.	71,011	407
*,^	Avalara Inc.	13,010	405
*	Eventbrite Inc. Class A	14,522	404
*	Tenable Holdings Inc.	17,740	394
*	A10 Networks Inc.	61,440	383
*,^	Applied Optoelectronics Inc.	24,455	377
	ConvergeOne Holdings Inc.	30,067	372
*	NeoPhotonics Corp.	56,905	369
	American Software Inc. Class A	33,854	354
*	ChannelAdvisor Corp.	31,025	352
*	Ribbon Communications Inc.	72,624	350
*	Digi International Inc.	33,938	342
*	Vectrus Inc.	15,096	326
*	Limelight Networks Inc.	139,200	326
*	Immersion Corp.	35,489	318
*	Agilysys Inc.	22,003	315
*	Brightcove Inc.	44,661	314
*	PAR Technology Corp.	14,203	309
*	Ooma Inc.	21,775	302
*	USA Technologies Inc.	77,440	301
*	Amber Road Inc.	36,136	297
*	DSP Group Inc.	26,036	292
	Simulations Plus Inc.	14,100	281
*	I3 Verticals Inc. Class A	11,601	280
*	PDF Solutions Inc.	33,149	279
*	Alpha & Omega Semiconductor Ltd.	25,712	262
*	Domo Inc.	13,159	258
*	WideOpenWest Inc.	35,169	251
*	SVMK Inc.	20,419	251
	Diebold Nixdorf Inc.	100,042	249
*,^	Inseego Corp.	58,426	242
*	Impinj Inc.	16,194	236
*,^	Gogo Inc.	75,030	224
*	KVH Industries Inc.	21,023	216
*	RigNet Inc.	17,068	216
*	Castlight Health Inc. Class B	98,203	213
*	Digimarc Corp.	14,437	209
*	Aquantia Corp.	21,953	192
*	AXT Inc.	42,819	186
*	Tucows Inc. Class A	2,942	177
*	SecureWorks Corp. Class A	10,122	171
*	VirnetX Holding Corp.	64,830	156
*	Telenav Inc.	37,157	151
*	Adesto Technologies Corp.	33,850	149
*	Aerohive Networks Inc.	45,603	149
*	Clearfield Inc.	14,122	140
*	Airgain Inc.	14,003	139
*	Telaria Inc.	50,418	138
*	ACM Research Inc. Class A	12,629	137
	Preformed Line Products Co.	2,509	136
*	SharpSpring Inc.	10,659	136
*	Exela Technologies Inc.	33,073	129
*	eGain Corp.	19,305	127
*	ID Systems Inc.	21,901	122
	AstroNova Inc.	6,427	120
*	VOXX International Corp. Class A	28,587	113
*	GSI Technology Inc.	21,838	112
*	Internap Corp.	26,796	111
*	Icad Inc.	29,252	108

46

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	EMCORE Corp.	25,614	108
*	Pixelworks Inc.	35,769	104
*	Majesco	14,143	100
*	Park City Group Inc.	16,658	99
*	Fusion Connect Inc.	57,235	96
	PC-Tel Inc.	22,121	95
*	Aviat Networks Inc.	6,976	92
*	LRAD Corp.	36,512	92
	QAD Inc. Class B	3,097	91
*	Amtech Systems Inc.	19,290	87
*	Great Elm Capital Group Inc.	25,270	85
*	Kopin Corp.	84,748	85
*	Computer Task Group Inc.	20,394	83
	TESSCO Technologies Inc.	6,913	83
*	Quantum Corp.	40,959	82
*	QuickLogic Corp.	107,285	79
*	DASAN Zhone Solutions Inc.	5,523	77
*	Identiv Inc.	20,969	75
	TransAct Technologies Inc.	7,695	69
*	Finjan Holdings Inc.	27,000	68
*	Everspin Technologies Inc.	12,013	67
*	Key Tronic Corp.	11,858	67
*	Rimini Street Inc.	12,548	65
*	Synacor Inc.	42,416	63
*	NetSol Technologies Inc.	9,891	61
	Wayside Technology Group Inc.	5,976	60
*	Seachange International Inc.	46,503	59
*	Alithya Group Inc. Class A	24,506	58
*	WidePoint Corp.	132,577	55
*	Support.com Inc.	21,839	54
	BK Technologies Inc.	13,400	50
*,^	Veritone Inc.	13,211	50
*	Data I/O Corp.	9,481	47
	Network-1 Technologies Inc.	20,599	46
*	Atomera Inc.	15,772	45
*	RCM Technologies Inc.	13,806	43
	CSP Inc.	4,375	43
*	BSQUARE Corp.	25,292	39
*,^	Resonant Inc.	26,336	35
	GlobalSCAPE Inc.	7,707	34
*	Neurotrope Inc.	9,635	34
*	inTEST Corp.	5,564	34
*	RumbleON Inc. Class B	6,187	33
*	Aehr Test Systems	23,485	33
*	GSE Systems Inc.	14,521	30
*	CVD Equipment Corp.	8,553	30
*	Mastech Digital Inc.	4,806	30
*	Aware Inc.	7,637	28
*	Intermolecular Inc.	25,996	26
*	Evolving Systems Inc.	21,792	26
*,^	Red Violet Inc.	3,768	25
*	ADDvantage Technologies Group Inc.	14,730	21
*	SITO Mobile Ltd.	22,560	20
*	Inuvo Inc.	17,600	19
*,^	NXT-ID Inc.	23,431	16
*	Intellicheck Inc.	6,952	15
	ClearOne Inc.	11,338	14
*	Smith Micro Software Inc.	6,356	11
*	Westell Technologies Inc. Class A	4,583	9
*	Streamline Health Solutions Inc.	10,393	8
*	Lantronix Inc.	2,314	7
	Communications Systems Inc.	1,077	2
*	CynergisTek Inc.	200	1
*	ARC Group Worldwide Inc.	579	1
*	Ominto Inc.	700	—
*	Sunworks Inc.	300	—
*	Neonode Inc.	1	—
			6,519,541
Telecommunications (2.0%)
	Verizon Communications Inc.	5,531,793	310,997
	AT&T Inc.	9,744,252	278,101
*	T-Mobile US Inc.	398,424	25,344
	CenturyLink Inc.	1,317,825	19,965
*	Zayo Group Holdings Inc.	271,603	6,203
*	Sprint Corp.	822,437	4,787
	Telephone & Data Systems Inc.	124,762	4,060
	Shenandoah Telecommunications Co.	62,836	2,780
*	Vonage Holdings Corp.	282,118	2,463
*	Intelsat SA	111,759	2,391
*	Iridium Communications Inc.	123,987	2,288
*	8x8 Inc.	120,517	2,174
*,^	GTT Communications Inc.	56,834	1,345
*	United States Cellular Corp.	20,695	1,075
	ATN International Inc.	14,775	1,057
	Consolidated Communications Holdings Inc.	85,883	848
*	ORBCOMM Inc.	99,826	825
*	pdvWireless Inc.	16,770	627
*	Cincinnati Bell Inc.	62,465	486
*	Globalstar Inc.	747,398	478
	Spok Holdings Inc.	26,291	349

47

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Frontier Communications Corp.	136,965	326
	IDT Corp. Class B	27,448	170
*,^	Pareteum Corp.	78,621	133
*	HC2 Holdings Inc.	46,997	124
*	Alaska Communications Systems Group Inc.	73,683	106
	Windstream Holdings Inc.	49,701	104
*	Otelco Inc. Class A	3,053	49
*	CPS Technologies Corp.	100	—
			669,655
Utilities (3.2%)
	NextEra Energy Inc.	638,099	110,914
	Duke Energy Corp.	951,309	82,098
	Dominion Energy Inc.	871,856	62,303
	Southern Co.	1,359,685	59,717
	Exelon Corp.	1,284,954	57,951
	American Electric Power Co. Inc.	660,155	49,340
	Sempra Energy	346,726	37,512
	Public Service Enterprise Group Inc.	676,387	35,206
	Xcel Energy Inc.	690,389	34,015
	Consolidated Edison Inc.	436,587	33,381
	WEC Energy Group Inc.	420,930	29,154
	Eversource Energy	422,638	27,488
	PPL Corp.	965,664	27,357
	DTE Energy Co.	243,226	26,828
	FirstEnergy Corp.	690,060	25,912
	Edison International	438,650	24,902
	American Water Works Co. Inc.	241,366	21,909
	Ameren Corp.	324,127	21,143
	Entergy Corp.	244,353	21,031
	Evergy Inc.	353,201	20,051
	CenterPoint Energy Inc.	670,836	18,938
	CMS Energy Corp.	376,492	18,693
*	PG&E Corp.	699,037	16,602
	NRG Energy Inc.	366,713	14,522
	Atmos Energy Corp.	149,095	13,824
*	Alliant Energy Corp.	311,785	13,173
	NiSource Inc.	511,909	12,977
	AES Corp.	895,758	12,953
	Pinnacle West Capital Corp.	151,809	12,934
*	Vistra Energy Corp.	545,289	12,482
	UGI Corp.	233,032	12,432
	SCANA Corp.	199,411	9,528
	Aqua America Inc.	243,060	8,310
	Vectren Corp.	110,452	7,950
	IDACORP Inc.	66,889	6,225
	National Fuel Gas Co.	111,769	5,720
	ONE Gas Inc.	69,109	5,501
	Southwest Gas Holdings Inc.	71,364	5,459
	New Jersey Resources Corp.	119,519	5,458
	Black Hills Corp.	85,944	5,396
	Portland General Electric Co.	117,501	5,387
	Hawaiian Electric Industries Inc.	144,433	5,289
	ALLETE Inc.	68,708	5,237
	Spire Inc.	64,963	4,812
	PNM Resources Inc.	105,977	4,355
	Avangrid Inc.	86,655	4,340
	NorthWestern Corp.	66,585	3,958
	Avista Corp.	86,823	3,688
	American States Water Co.	48,443	3,248
	South Jersey Industries Inc.	114,769	3,191
	California Water Service Group	63,530	3,028
	MGE Energy Inc.	47,398	2,842
	Ormat Technologies Inc.	53,582	2,802
	El Paso Electric Co.	53,714	2,693
	Pattern Energy Group Inc. Class A	137,765	2,565
	Northwest Natural Holding Co.	39,445	2,385
	SJW Group	32,177	1,790
	Chesapeake Utilities Corp.	21,204	1,724
*	Sunrun Inc.	124,599	1,357
	Middlesex Water Co.	20,800	1,110
	Connecticut Water Service Inc.	16,216	1,084
	Unitil Corp.	18,979	961
	TerraForm Power Inc. Class A	80,879	907
*	Evoqua Water Technologies Corp.	90,693	871
	York Water Co.	17,058	547
*,^	Cadiz Inc.	35,629	367
*	AquaVenture Holdings Ltd.	19,393	366
	Artesian Resources Corp. Class A	10,398	363
*	Atlantic Power Corp.	141,382	307
	RGC Resources Inc.	8,437	253
*,^	Bloom Energy Corp. Class A	23,653	236
*	Pure Cycle Corp.	22,924	228
*,^	Vivint Solar Inc.	54,496	208

48

Institutional Total Stock Market Index Fund

		Market
		Value•
	Shares	($000)
Genie Energy Ltd. Class B	20,232	122
Spark Energy Inc. Class A	14,892	111
		1,100,021
Total Common Stocks
(Cost $20,009,256)		33,592,522
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[3,4] Vanguard Market Liquidity Fund, 2.530%	2,048,921	204,892

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill, 2.294%, 2/21/19	10,000	9,967
United States Treasury Bill, 2.502%, 6/20/19	1,500	1,483
		11,450
Total Temporary Cash Investments
(Cost $216,323)		216,342
Total Investments (100.2%)
(Cost $20,225,579)		33,808,864

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	1,912
Receivables for Investment Securities Sold	27,386
Receivables for Accrued Income	41,009
Receivables for Capital Shares Issued	44,268
Variation Margin Receivable—Futures Contracts	1,139
Other Assets	2,705
Total Other Assets	118,419
Liabilities
Payables for Investment Securities Purchased	(53,959)
Collateral for Securities on Loan	(119,451)
Payables for Capital Shares Redeemed	(8,980)
Payables to Vanguard	(328)
Total Liabilities	(182,718)
Net Assets (100%)	33,744,565

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	20,023,639
Total Distributable Earnings (Loss)	13,720,926
Net Assets	33,744,565

Institutional Shares—Net Assets
Applicable to 9,141,098 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	494,438
Net Asset Value Per Share—Institutional Shares	$54.09

Institutional Plus Shares—Net Assets
Applicable to 614,688,460 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,250,127
Net Asset Value Per Share—Institutional Plus Shares	$54.09

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $111,289,000.
§	Security value determined using significant unobservable inputs.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2	“Other” represents securities that are not classified by the fund’s benchmark index.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4	Includes $119,451,000 of collateral received for securities on loan.

5	Securities with a value of $7,475,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

49

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation )
Long Futures Contracts
E-mini S&P 500 Index	March 2019	1,083	135,657	(4,849)
E-mini Russell 2000 Index	March 2019	125	8,431	(419)
E-mini S&P Mid-Cap 400 Index	March 2019	30	4,987	(221)
				(5,489)

See accompanying Notes, which are an integral part of the Financial Statements.

50

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Dividends	809,687
Interest[1]	2,267
Securities Lending—Net	6,634
Total Income	818,588
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,757
Management and Administrative—Institutional Shares	98
Management and Administrative—Institutional Plus Shares	3,697
Marketing and Distribution—Institutional Shares	13
Marketing and Distribution—Institutional Plus Shares	335
Custodian Fees	309
Auditing Fees	35
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—Institutional Plus Shares	102
Trustees’ Fees and Expenses	23
Total Expenses	8,371
Net Investment Income	810,217
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	5,381,405
Futures Contracts	(21,244)
Realized Net Gain (Loss)	5,360,161
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(7,166,978)
Futures Contracts	(5,523)
Change in Unrealized Appreciation (Depreciation)	(7,172,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,002,123)

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,062,000, ($16,000), and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $4,437,753,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	810,217	756,865
Realized Net Gain (Loss)	5,360,161	979,603
Change in Unrealized Appreciation (Depreciation)	(7,172,501)	6,029,723
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,002,123)	7,766,191
Distributions
Net Investment Income
Institutional Shares	(10,531)	(12,474)
Institutional Plus Shares	(759,931)	(746,090)
Realized Capital Gain[1]
Institutional Shares	(10,669)	(4,672)
Institutional Plus Shares	(721,887)	(284,436)
Total Distributions	(1,503,018)	(1,047,672)
Capital Share Transactions
Institutional Shares	(158,407)	(84,449)
Institutional Plus Shares	(7,146,106)	(392,625)
Net Increase (Decrease) from Capital Share Transactions	(7,304,513)	(477,074)
Total Increase (Decrease)	(9,809,654)	6,241,445
Net Assets
Beginning of Period	43,554,219	37,312,774
End of Period	33,744,565	43,554,219

1	Includes fiscal 2018 and 2017 short-term gain distributions totaling $113,864,000 and $45,732,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$59.47	$50.34	$45.94	$46.78	$42.32
Investment Operations
Net Investment Income	1.178 [1]	1.013 [1]	1.009	1.053 [2]	.838
Net Realized and Unrealized Gain (Loss) on Investments	(4.186)	9.542	4.789	(.847)	4.457
Total from Investment Operations	(3.008)	10.555	5.798	.206	5.295
Distributions
Dividends from Net Investment Income	(1.185)	(1.025)	(1.016)	(1.046)	(.835)
Distributions from Realized Capital Gains	(1.187)	(.400)	(.382)	—	—
Total Distributions	(2.372)	(1.425)	(1.398)	(1.046)	(.835)
Net Asset Value, End of Period	$54.09	$59.47	$50.34	$45.94	$46.78

Total Return	-5.15%	21.13%	12.75%	0.45%	12.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$494	$692	$664	$1,297	$2,590
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.85%	2.08%	2.24%[2]	1.90%
Portfolio Turnover Rate[3]	7%	7%	8%	9%	5%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$59.47	$50.35	$45.95	$46.79	$42.32
Investment Operations
Net Investment Income	1.191 [1]	1.028 [1]	1.021	1.064 [2]	.847
Net Realized and Unrealized Gain (Loss) on Investments	(4.193)	9.528	4.788	(.846)	4.466
Total from Investment Operations	(3.002)	10.556	5.809	.218	5.313
Distributions
Dividends from Net Investment Income	(1.191)	(1.036)	(1.027)	(1.058)	(.843)
Distributions from Realized Capital Gains	(1.187)	(.400)	(.382)	—	—
Total Distributions	(2.378)	(1.436)	(1.409)	(1.058)	(.843)
Net Asset Value, End of Period	$54.09	$59.47	$50.35	$45.95	$46.79

Total Return	-5.14%	21.13%	12.77%	0.48%	12.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,250	$42,862	$36,648	$37,822	$38,903
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.95%	1.87%	2.10%	2.26%[2]	1.92%
Portfolio Turnover Rate[3]	7%	7%	8%	9%	5%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

55

Institutional Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), and shareholder reporting. Marketing and distribution

56

Institutional Total Stock Market Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,912,000, representing 0.01% of the fund’s net assets and 0.76% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,592,170	6	346
Temporary Cash Investments	204,892	11,450	—
Futures Contracts—Assets[1]	1,139	—	—
Total	33,798,201	11,456	346

1	Represents variation margin on the last day of the reporting period.

57

Institutional Total Stock Market Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	4,631,192
Total Distributable Earnings (Loss)	(4,631,192)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	58,542
Undistributed Long-Term Gains	79,524
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	13,582,860

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	20,226,004
Gross Unrealized Appreciation	15,274,453
Gross Unrealized Depreciation	(1,691,593)
Net Unrealized Appreciation (Depreciation)	13,582,860

E. During the year ended December 31, 2018, the fund purchased $2,923,298,000 of investment securities and sold $10,966,876,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $6,710,406,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

58

Institutional Total Stock Market Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	90,530	1,470	128,257	2,467
Issued in Lieu of Cash Distributions	16,199	290	13,340	236
Redeemed	(265,136)	(4,255)	(226,046)	(4,266)
Net Increase (Decrease)—Institutional Shares	(158,407)	(2,495)	(84,449)	(1,563)
Institutional Plus Shares
Issued	6,114,726	101,912	9,103,161	166,101
Issued in Lieu of Cash Distributions	1,435,185	25,544	966,158	17,039
Redeemed	(14,696,017)	(233,470)	(10,461,944)	(190,374)
Net Increase (Decrease)—Institutional Plus Shares	(7,146,106)	(106,014)	(392,625)	(7,234)

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

60

Special 2018 tax information (unaudited) for Vanguard Institutional Total Stock Market

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $782,475,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $713,988,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 75.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

61

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1	Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)                       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2018: $71,000
Fiscal Year Ended December 31, 2017: $64,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2018: $9,734,277
Fiscal Year Ended December 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)                      Audit-Related Fees.

Fiscal Year Ended December 31, 2018: $5,581,336
Fiscal Year Ended December 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)                       Tax Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)                      All Other Fees.

Fiscal Year Ended December 31, 2018: $0
Fiscal Year Ended December 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)                       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)                      Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)                       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2019

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.